UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	8/31/2007

Date of reporting period:	5/31/2007

Item 1. Schedule of Investments

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia International Stock Fund

	Shares	Value ($)*
Common Stocks – 98.1%
CONSUMER DISCRETIONARY – 9.9%
Auto Components – 2.2%
Continental AG	80,926	11,445,418
Denso Corp.	320,600	11,248,661
Stanley Electric Co., Ltd.	415,600	9,083,780
Auto Components Total		31,777,859
Automobiles – 2.4%
Peugeot SA	198,508	15,729,652
Suzuki Motor Corp.	156,000	4,358,258
Toyota Motor Corp.	235,500	14,126,130
Automobiles Total		34,214,040
Hotels, Restaurants & Leisure – 0.5%
Genting Berhad	3,176,500	7,383,949
Hotels, Restaurants & Leisure Total		7,383,949
Household Durables – 1.3%
JM AB	178,200	6,580,065
Matsushita Electric Industrial Co., Ltd.	610,000	12,881,676
Household Durables Total		19,461,741
Leisure Equipment & Products – 1.3%
FUJIFILM Holdings Corp.	333,000	13,790,632
Nikon Corp.	214,000	5,415,941
Leisure Equipment & Products Total		19,206,573
Media – 1.3%
Vivendi	424,584	18,498,650
Media Total		18,498,650
Textiles, Apparel & Luxury Goods – 0.9%
Nisshinbo Industries, Inc.	931,000	12,844,281
Textiles, Apparel & Luxury Goods Total		12,844,281
CONSUMER DISCRETIONARY TOTAL		143,387,093
CONSUMER STAPLES – 6.1%
Beverages – 2.0%
Fomento Economico Mexicano SAB de CV, ADR	330,852	13,181,143
Heineken NV	272,535	15,878,510
Beverages Total		29,059,653
Food & Staples Retailing – 1.7%
Massmart Holdings Ltd.	941,065	12,278,784
Metro, Inc., Class A	361,922	12,753,216
Food & Staples Retailing Total		25,032,000

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – 1.8%
China Milk Products Group Ltd. (a)	7,084,000	5,727,729
Toyo Suisan Kaisha Ltd.	404,000	7,668,365
Unilever PLC	398,587	12,304,285
Food Products Total		25,700,379
Tobacco – 0.6%
Imperial Tobacco Group PLC	185,745	8,032,614
Tobacco Total		8,032,614
CONSUMER STAPLES TOTAL		87,824,646
ENERGY – 7.8%
Energy Equipment & Services – 1.0%
TGS Nopec Geophysical Co. ASA (a)	643,000	13,593,179
Energy Equipment & Services Total		13,593,179
Oil, Gas & Consumable Fuels – 6.8%
BP PLC	711,949	7,957,927
BP PLC, ADR	167,877	11,249,438
PetroChina Co., Ltd., Class H	9,914,000	12,950,432
Royal Dutch Shell PLC, Class B	444,657	16,799,278
Statoil ASA	365,200	9,975,991
Total SA	394,956	29,760,231
Yanzhou Coal Mining Co., Ltd., Class H	7,800,000	9,989,179
Oil, Gas & Consumable Fuels Total		98,682,476
ENERGY TOTAL		112,275,655
FINANCIALS – 30.4%
Capital Markets – 3.5%
Credit Suisse Group, Registered Shares	231,246	17,587,006
Daiwa Securities Group, Inc.	546,000	6,285,505
Deutsche Bank AG, Registered Shares	131,930	20,070,219
UBS AG, Registered Shares	100,977	6,587,249
Capital Markets Total		50,529,979
Commercial Banks – 18.0%
ABN AMRO Holding NV	191,359	9,174,117
Australia & New Zealand Banking Group Ltd.	334,990	7,999,880
Banco Bilbao Vizcaya Argentaria SA	941,454	23,789,990
Banco Santander Central Hispano SA	1,366,084	26,248,541
Bank of Ireland	594,081	12,797,836
Barclays PLC	1,590,994	22,745,363
BNP Paribas	183,701	22,290,577

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Bumiputra-Commerce Holdings Berhad	1,686,900	5,906,756
Depfa Bank PLC	458,381	8,449,806
HBOS PLC	599,594	12,905,474
HSBC Holdings PLC	992,877	18,362,400
Kookmin Bank	82,934	7,517,514
Mitsubishi UFJ Financial Group, Inc.	614	7,063,270
Mizuho Financial Group, Inc.	919	6,501,717
Societe Generale	105,612	20,575,547
Sumitomo Mitsui Financial Group, Inc.	916	8,881,512
Swedbank AB, Class A	253,600	9,345,897
United Overseas Bank Ltd.	1,168,900	18,563,856
Westpac Banking Corp.	559,839	12,080,752
Commercial Banks Total		261,200,805
Consumer Finance – 0.7%
ORIX Corp.	37,600	10,071,980
Consumer Finance Total		10,071,980
Diversified Financial Services – 2.1%
Fortis	297,852	12,375,917
ING Groep NV	399,544	17,800,137
Diversified Financial Services Total		30,176,054
Insurance – 5.1%
Aviva PLC	682,363	10,782,153
Axis Capital Holdings Ltd.	348,401	13,786,228
Baloise Holding AG, Registered Shares	116,595	12,175,458
Brit Insurance Holdings PLC	1,863,035	12,791,592
Milano Assicurazioni SpA	990,527	8,683,210
Swiss Re, Registered Shares	170,586	16,239,653
Insurance Total		74,458,294
Real Estate Management & Development – 1.0%
Swire Pacific Ltd., Class A	867,800	9,791,083
Yanlord Land Group Ltd.	2,342,000	4,334,246
Real Estate Management & Development Total		14,125,329
FINANCIALS TOTAL		440,562,441
HEALTH CARE – 9.1%
Pharmaceuticals – 9.1%
AstraZeneca PLC	381,367	20,283,189
Biovail Corp.	628,202	15,240,180
GlaxoSmithKline PLC	166,336	4,314,641
Hisamitsu Pharmaceutical Co., Inc.	236,500	6,646,097
Kyowa Hakko Kogyo Co., Ltd.	622,000	6,230,222

3

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Novartis AG, Registered Shares	492,588	27,689,977
Novo-Nordisk A/S, Class B	49,650	5,228,865
Ono Pharmaceutical Co., Ltd.	155,400	8,912,835
Roche Holding AG, Genusschein Shares	97,578	17,909,483
Takeda Pharmaceutical Co., Ltd.	294,200	19,750,320
Pharmaceuticals Total		132,205,809
HEALTH CARE TOTAL		132,205,809
INDUSTRIALS – 11.9%
Aerospace & Defense – 1.7%
MTU Aero Engines Holding AG	141,627	8,766,040
Rolls-Royce Group PLC (a)	1,488,297	14,675,945
Rolls-Royce Group PLC, Class B (b)	90,574,816	179,347
Aerospace & Defense Total		23,621,332
Airlines – 0.5%
British Airways PLC (a)	776,818	7,229,433
Airlines Total		7,229,433
Building Products – 1.1%
Geberit AG, Registered Shares	88,780	15,511,855
Building Products Total		15,511,855
Commercial Services & Supplies – 1.0%
Randstad Holding NV	181,581	14,791,505
Commercial Services & Supplies Total		14,791,505
Construction & Engineering – 0.2%
Peab AB	80,088	2,789,434
Construction & Engineering Total		2,789,434
Electrical Equipment – 1.9%
Mitsubishi Electric Corp.	1,001,000	9,154,585
Schneider Electric SA	130,059	18,775,833
Electrical Equipment Total		27,930,418
Machinery – 4.7%
Georg Fischer AG, Registered Shares (a)	15,554	11,937,263
Heidelberger Druckmaschinen AG	282,209	13,897,974
Komatsu Ltd.	317,700	8,431,972
Mori Seiki Co., Ltd.	175,300	5,027,091
SKF AB, Class B	481,800	10,340,102
Sulzer AG, Registered Shares	4,430	5,689,411

4

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
Volvo AB, Class B	595,950	12,488,475
Machinery Total		67,812,288
Road & Rail – 0.4%
Central Japan Railway Co.	599	6,152,424
Road & Rail Total		6,152,424
Trading Companies & Distributors – 0.4%
Hitachi High-Technologies Corp.	237,700	6,171,997
Trading Companies & Distributors Total		6,171,997
INDUSTRIALS TOTAL		172,010,686
INFORMATION TECHNOLOGY – 5.0%
Communications Equipment – 1.5%
Nokia Oyj	804,019	22,015,588
Communications Equipment Total		22,015,588
Electronic Equipment & Instruments – 0.7%
Kyocera Corp.	96,200	9,454,001
Electronic Equipment & Instruments Total		9,454,001
IT Services – 0.9%
CGI Group, Inc., Class A (a)	768,000	8,293,194
Nomura Research Institute Ltd.	205,300	5,499,408
IT Services Total		13,792,602
Office Electronics – 1.6%
Brother Industries Ltd.	981,000	13,090,748
Canon, Inc.	160,600	9,448,611
Office Electronics Total		22,539,359
Semiconductors & Semiconductor Equipment – 0.3%
Infineon Technologies AG (a)	286,727	4,444,477
Semiconductors & Semiconductor Equipment Total		4,444,477
INFORMATION TECHNOLOGY TOTAL		72,246,027
MATERIALS – 8.1%
Chemicals – 3.1%
BASF AG	189,747	23,499,092
Linde AG	91,876	10,151,976
Shin-Etsu Chemical Co., Ltd.	165,000	11,063,271
Chemicals Total		44,714,339
Metals & Mining – 5.0%
BHP Billiton PLC	375,184	9,137,692
JFE Holdings, Inc.	214,900	13,067,050
Rio Tinto PLC	123,747	8,992,654
Salzgitter AG	81,568	15,634,422

5

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
SSAB Svenskt Stal AB, Series A	350,400	13,065,179
Yamato Kogyo Co., Ltd.	352,300	12,621,430
Metals & Mining Total		72,518,427
MATERIALS TOTAL		117,232,766
TELECOMMUNICATION SERVICES – 5.8%
Diversified Telecommunication Services – 3.9%
Belgacom SA	170,565	7,759,516
Bezeq Israeli Telecommunication Corp., Ltd.	6,322,040	11,133,944
Chunghwa Telecom Co., Ltd., ADR	427,313	8,042,031
Nippon Telegraph & Telephone Corp.	1,550	7,297,864
Telefonica O2 Czech Republic AS	486,298	14,160,380
Telekomunikacja Polska SA	976,681	7,245,408
Diversified Telecommunication Services Total		55,639,143
Wireless Telecommunication Services – 1.9%
China Mobile Ltd.	709,800	6,631,266
KDDI Corp.	1,057	9,032,704
Philippine Long Distance Telephone Co., ADR	107,991	6,080,973
Taiwan Mobile Co., Ltd	5,769,000	5,919,430
Wireless Telecommunication Services Total		27,664,373
TELECOMMUNICATION SERVICES TOTAL		83,303,516
UTILITIES – 4.0%
Electric Utilities – 3.4%
British Energy Group PLC	1,037,519	10,790,691
E.ON AG	147,588	24,263,348
Tenaga Nasional Bhd	4,098,400	14,109,542
Electric Utilities Total		49,163,581
Gas Utilities – 0.6%
Tokyo Gas Co., Ltd.	1,921,000	9,470,830
Gas Utilities Total		9,470,830
UTILITIES TOTAL		58,634,411

Total Common Stocks (cost of $1,069,779,898)		1,419,683,050

Investment Company – 0.9%
iShares MSCI EAFE Index Fund	159,033	12,873,721

Total Investment Company (cost of $12,444,459)		12,873,721

6

	Units	Value ($)
Other – 0.1%
INDUSTRIALS – 0.1%
Machinery – 0.1%
SKF AB, Class B Redemption Shares (a)	548,600	788,879
Machinery Total		788,879
INDUSTRIALS TOTAL		788,879

Total Other (cost of $812,049)		788,879

Rights – 0.0%
CONSUMER DISCRETIONARY – 0.0%
Household Durables – 0.0%
JM AB (a)	4,000	873
Household Durables Total		873
CONSUMER DISCRETIONARY TOTAL		873

Total Rights (cost of $—)		873

	Par ($)
Short-Term Obligation – 0.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/07, due 06/01/07 at 5.010%, collateralized by a U.S. Treasury Obligation maturing 05/31/09, market value $10,490,725 (repurchase proceeds $10,285,431)	10,284,000	10,284,000

Total Short-Term Obligation (cost of $10,284,000)		10,284,000

7

Total Investments – 99.8% (cost of $1,093,320,406)(c)(d)	1,443,630,523

Other Assets & Liabilities, Net – 0.2%	3,326,609

Net Assets – 100.0%	1,446,957,132

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE").  The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)	Cost for federal income tax purposes is $1,093,320,406.

(d)	Unrealized appreciation and depreciation at May 31,2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$356,448,474	$(6,138,357)	$350,310,117

At May 31, 2007, the Fund had entered into the following forward currency exchange contracts:

				Unrealized
Forward Currency		Aggregate	Settlement	Appreciation
Contracts to Buy	Value	Face Value	Date	(Depreciation)
AUD	$60,342,107	$58,836,697	06/28/07	$1,505,410
AUD	1,421,547	1,438,327	06/28/07	(16,780)

8

AUD	1,428,994	1,437,209	06/28/07	(8,215)
CAD	4,428,102	4,096,970	06/28/07	331,132
DKK	5,473,250	5,445,584	06/28/07	27,666
EUR	60,203,234	60,031,198	06/28/07	172,036
EUR	13,755,043	13,676,523	06/28/07	78,520
EUR	8,247,369	8,269,785	06/28/07	(22,416)
EUR	8,557,167	8,603,931	06/28/07	(46,764)
GBP	131,906,077	131,013,236	06/28/07	892,841
GBP	1,379,837	1,367,678	06/28/07	12,159
GBP	7,002,128	6,978,147	06/28/07	23,981
JPY	4,179,393	4,302,776	06/28/07	(123,383)
JPY	9,914,503	10,079,837	06/28/07	(165,334)
JPY	2,839,290	2,866,137	06/28/07	(26,847)
JPY	4,474,649	4,480,439	06/28/07	(5,790)
JPY	7,044,053	7,053,168	06/28/07	(9,115)
KRW	4,291,043	4,290,441	06/28/07	602
NOK	1,418,174	1,436,350	06/28/07	(18,176)
SEK	7,002,846	7,041,393	06/28/07	(38,547)
SEK	1,400,859	1,437,078	06/28/07	(36,219)
SEK	4,173,916	4,302,596	06/28/07	(128,680)
				$2,398,081

				Unrealized
Forward Currency		Aggregate	Settlement	Appreciation
Contracts to Sell	Value	Face Value	Date	(Depreciation)
CAD	$39,740,627	$36,738,931	06/28/07	$(3,001,696)
CHF	20,089,403	20,439,397	06/28/07	349,994
CHF	8,080,118	8,164,227	06/28/07	84,109
CHF	1,363,464	1,374,928	06/28/07	11,464
CHF	2,860,328	2,879,553	06/28/07	19,225
CHF	1,448,578	1,445,039	06/28/07	(3,539)
CHF	2,140,949	2,139,580	06/28/07	(1,369)
CZK	13,456,918	13,583,670	06/28/07	126,752
CZK	1,357,901	1,376,989	06/28/07	19,088
EUR	5,612,736	5,608,990	06/28/07	(3,746)
EUR	5,689,513	5,754,567	06/28/07	65,054
EUR	7,219,647	7,220,992	06/28/07	1,345
EUR	2,145,690	2,140,721	06/28/07	(4,969)
GBP	11,355,444	11,476,302	06/28/07	120,858
GBP	11,488,083	11,463,362	06/28/07	(24,721)
ILS	5,608,376	5,439,971	06/28/07	(168,405)
ILS	4,154,125	4,158,037	06/28/07	3,912
JPY	11,758,047	12,257,859	06/28/07	499,812
JPY	8,113,519	8,371,313	06/28/07	257,794
JPY	1,338,478	1,372,422	06/28/07	33,944
JPY	2,767,195	2,850,994	06/28/07	83,799
KRW	12,392,059	12,262,055	06/28/07	(130,004)
MXN	5,627,817	5,464,146	06/28/07	(163,671)
MYR	12,510,681	12,313,805	06/28/07	(196,876)
MYR	6,932,175	6,825,065	06/28/07	(107,110)
MYR	7,213,870	7,199,106	06/28/07	(14,764)
NOK	13,791,648	13,646,311	06/28/07	(145,337)
PHP	4,245,173	4,062,257	06/28/07	(182,916)
PLN	6,937,066	6,802,219	06/28/07	(134,847)
SEK	31,366,612	31,311,862	06/28/07	(54,750)
SEK	2,852,523	2,885,358	06/28/07	32,835
SGD	5,407,493	5,474,690	06/28/07	67,197
TWD	20,334,187	20,347,877	06/28/07	13,690
ZAR	5,614,303	5,514,335	06/28/07	(99,968)
				$(2,647,816)

9

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
ZAR	South African Rand

10

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Mid Cap Growth Fund

	Shares	Value ($)*
Common Stocks – 97.6%
CONSUMER DISCRETIONARY – 18.4%
Auto Components – 0.3%
Goodyear Tire & Rubber Co. (a)	118,840	4,215,255
Auto Components Total		4,215,255
Automobiles – 0.5%
Harley-Davidson, Inc.	124,640	7,614,258
Automobiles Total		7,614,258
Diversified Consumer Services – 0.5%
DeVry, Inc.	231,910	7,792,176
Diversified Consumer Services Total		7,792,176
Hotels, Restaurants & Leisure – 4.6%
Brinker International, Inc.	183,175	5,854,273
Darden Restaurants, Inc.	122,570	5,585,515
Hilton Hotels Corp.	265,270	9,430,348
International Game Technology, Inc.	300,400	12,073,076
Orient-Express Hotels Ltd., Class A	149,370	8,001,751
Scientific Games Corp., Class A (a)	163,790	6,115,919
Starwood Hotels & Resorts Worldwide, Inc.	104,850	7,556,539
Wynn Resorts Ltd.	97,540	9,416,512
Yum! Brands, Inc.	170,280	11,531,361
Hotels, Restaurants & Leisure Total		75,565,294
Household Durables – 1.5%
Gafisa SA,ADR (a)	242,830	8,227,081
Newell Rubbermaid, Inc.	247,520	7,861,235
NVR, Inc. (a)	5,800	4,622,600
Standard Pacific Corp.	176,270	3,758,076
Household Durables Total		24,468,992
Internet & Catalog Retail – 1.0%
Amazon.com, Inc. (a)	85,260	5,894,877
Priceline.com, Inc. (a)	166,880	10,319,859
Internet & Catalog Retail Total		16,214,736
Media – 2.3%
EchoStar Communications Corp., Class A (a)	160,550	7,394,933
Getty Images, Inc. (a)	69,170	3,461,958
Grupo Televisa SA, ADR	354,330	10,197,617
Lamar Advertising Co., Class A	134,520	8,811,060
Regal Entertainment Group, Class A	348,120	7,964,986
Media Total		37,830,554

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Multiline Retail – 1.9%
J.C. Penney Co., Inc.	185,270	14,910,530
Nordstrom, Inc.	327,992	17,032,624
Multiline Retail Total		31,943,154
Specialty Retail – 4.0%
Abercrombie & Fitch Co., Class A	63,600	5,256,540
American Eagle Outfitters, Inc.	116,100	3,134,700
Autozone, Inc. (a)	36,110	4,644,829
Bed Bath & Beyond, Inc. (a)	138,770	5,642,388
Chico’s FAS, Inc. (a)	303,590	8,269,792
Coldwater Creek, Inc. (a)	342,090	8,500,937
GameStop Corp., Class A (a)	447,880	16,562,603
TJX Companies, Inc.	272,160	7,612,315
Urban Outfitters, Inc. (a)	198,230	5,268,953
Specialty Retail Total		64,893,057
Textiles, Apparel & Luxury Goods – 1.8%
Coach, Inc. (a)	431,416	22,157,526
Polo Ralph Lauren Corp.	75,001	7,314,847
Textiles, Apparel & Luxury Goods Total		29,472,373
CONSUMER DISCRETIONARY TOTAL		300,009,849
CONSUMER STAPLES – 5.4%
Beverages – 0.7%
Fomento Economico Mexicano SAB de CV, ADR	98,820	3,936,989
Pepsi Bottling Group, Inc.	221,650	7,755,533
Beverages Total		11,692,522
Food & Staples Retailing – 0.5%
Kroger Co.	258,980	7,852,273
Food & Staples Retailing Total		7,852,273
Food Products – 2.2%
Campbell Soup Co.	142,180	5,644,546
Dean Foods Co.	119,000	3,898,440
H.J. Heinz Co.	185,010	8,802,776
Hershey Co.	56,008	2,952,182
McCormick & Co., Inc.	209,480	7,811,509
Wm. Wrigley Jr. Co.	126,960	7,439,856
Food Products Total		36,549,309
Personal Products – 1.7%
Avon Products, Inc.	291,080	11,174,561

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – (continued)
Bare Escentuals, Inc. (a)	199,590	8,372,801
Estee Lauder Companies, Inc., Class A	169,740	8,028,702
Personal Products Total		27,576,064
Tobacco – 0.3%
UST, Inc.	90,990	4,857,956
Tobacco Total		4,857,956
CONSUMER STAPLES TOTAL		88,528,124
ENERGY – 8.9%
Energy Equipment & Services – 4.1%
BJ Services Co.	165,320	4,848,836
Cameron International Corp. (a)	92,790	6,578,811
Diamond Offshore Drilling, Inc.	75,410	7,116,442
ENSCO International, Inc.	88,220	5,343,485
FMC Technologies, Inc. (a)	115,470	8,729,532
GlobalSantaFe Corp.	103,900	7,096,370
Grant Prideco, Inc. (a)	118,580	6,734,158
National-Oilwell Varco, Inc. (a)	170,890	16,140,560
Superior Energy Services, Inc. (a)	102,470	4,115,195
Energy Equipment & Services Total		66,703,389
Oil, Gas & Consumable Fuels – 4.8%
Cameco Corp.	129,590	6,734,792
Chesapeake Energy Corp.	239,760	8,358,034
Continental Resources Inc. (a)	401,587	5,983,646
Denbury Resources, Inc. (a)	374,710	13,586,985
Helix Energy Solutions Group, Inc. (a)	130,150	5,186,478
Peabody Energy Corp.	127,350	6,881,994
Petroplus Holdings AG (a)	50,081	4,640,916
Plains Exploration & Production Co. (a)	80,520	4,261,118
Range Resources Corp.	226,950	8,792,043
Southwestern Energy Co. (a)	219,544	10,450,294
Sunoco, Inc.	50,810	4,050,065
Oil, Gas & Consumable Fuels Total		78,926,365
ENERGY TOTAL		145,629,754
FINANCIALS – 8.0%
Capital Markets – 3.8%
Affiliated Managers Group, Inc. (a)	144,140	18,767,028
E*TRADE Financial Corp. (a)	280,930	6,728,273
Investment Technology Group, Inc. (a)	110,790	4,503,614
Janus Capital Group, Inc.	163,331	4,521,002
Lazard Ltd., Class A	144,000	7,758,720

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
Legg Mason, Inc.	46,880	4,736,286
T. Rowe Price Group, Inc.	296,180	15,208,843
Capital Markets Total		62,223,766
Commercial Banks – 0.7%
East West Bancorp, Inc.	98,827	4,006,447
Zions Bancorporation	85,490	6,878,525
Commercial Banks Total		10,884,972
Diversified Financial Services – 1.3%
Chicago Mercantile Exchange Holdings, Inc., Class A	13,686	7,267,266
IntercontinentalExchange, Inc. (a)	44,580	6,461,425
Nymex Holdings, Inc.	53,856	6,858,562
Diversified Financial Services Total		20,587,253
Insurance – 0.7%
Ambac Financial Group, Inc.	127,360	11,412,730
Insurance Total		11,412,730
Real Estate Investment Trusts (REITs) – 0.5%
CapitalSource, Inc.	178,210	4,686,923
General Growth Properties, Inc.	72,260	4,266,230
Real Estate Investment Trusts (REITs) Total		8,953,153
Real Estate Management & Development – 0.8%
CB Richard Ellis Group, Inc., Class A (a)	134,340	5,000,135
Jones Lang LaSalle, Inc.	71,620	8,358,054
Real Estate Management & Development Total		13,358,189
Thrifts & Mortgage Finance – 0.2%
People’s United Financial, Inc.	162,300	3,276,837
Thrifts & Mortgage Finance Total		3,276,837
FINANCIALS TOTAL		130,696,900
HEALTH CARE – 15.7%
Biotechnology – 1.7%
Celgene Corp. (a)	251,370	15,393,899
Cephalon, Inc. (a)	130,480	10,831,145
ImClone Systems, Inc. (a)	38,480	1,589,993
Biotechnology Total		27,815,037
Health Care Equipment & Supplies – 5.0%
C.R. Bard, Inc.	97,070	8,193,679
Cytyc Corp. (a)	320,260	13,540,593
Dade Behring Holdings, Inc.	141,090	7,599,107

4

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
Gen-Probe, Inc. (a)	104,550	5,655,109
Hologic, Inc. (a)	157,720	8,531,075
Intuitive Surgical, Inc. (a)	52,560	7,233,833
Kyphon, Inc. (a)	132,340	6,284,827
ResMed, Inc. (a)	147,952	6,669,676
Sirona Dental Systems, Inc.	115,320	3,995,838
St. Jude Medical, Inc. (a)	229,240	9,786,255
Varian Medical Systems, Inc. (a)	90,450	3,645,135
Health Care Equipment & Supplies Total		81,135,127
Health Care Providers & Services – 4.6%
Coventry Health Care, Inc. (a)	94,760	5,654,329
DaVita, Inc. (a)	75,035	4,144,183
Express Scripts, Inc. (a)	121,260	12,380,646
Henry Schein, Inc. (a)	56,300	3,013,739
Humana, Inc. (a)	104,596	6,490,182
Laboratory Corp. of America Holdings (a)	122,050	9,610,217
Manor Care, Inc.	122,120	8,304,160
McKesson Corp.	127,570	8,053,494
Medco Health Solutions, Inc. (a)	112,490	8,747,223
Quest Diagnostics, Inc.	88,970	4,361,309
VCA Antech, Inc. (a)	100,703	3,985,825
Health Care Providers & Services Total		74,745,307
Health Care Technology – 0.5%
Allscripts Healthcare Solutions, Inc. (a)	163,320	4,011,139
IMS Health, Inc.	124,490	4,070,823
Health Care Technology Total		8,081,962
Life Sciences Tools & Services – 1.9%
Covance, Inc. (a)	70,720	4,706,416
Pharmaceutical Product Development, Inc.	171,460	6,258,290
Thermo Fisher Scientific, Inc. (a)	256,030	13,979,238
Waters Corp. (a)	100,040	6,032,412
Life Sciences Tools & Services Total		30,976,356
Pharmaceuticals – 2.0%
Allergan, Inc.	141,810	17,659,599
Forest Laboratories, Inc. (a)	165,670	8,401,126
Mylan Laboratories, Inc.	184,040	3,638,471

5

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Shire PLC, ADR	56,800	3,961,800
Pharmaceuticals Total		33,660,996
HEALTH CARE TOTAL		256,414,785
INDUSTRIALS – 11.6%
Aerospace & Defense – 3.1%
Alliant Techsystems, Inc. (a)	72,729	7,345,629
BE Aerospace, Inc. (a)	106,180	4,065,632
Goodrich Corp.	74,000	4,402,260
Precision Castparts Corp.	165,453	19,781,561
Rockwell Collins, Inc.	213,720	15,103,592
Aerospace & Defense Total		50,698,674
Air Freight & Logistics – 0.5%
C.H. Robinson Worldwide, Inc.	148,920	8,068,486
Air Freight & Logistics Total		8,068,486
Airlines – 0.6%
Continental Airlines, Inc., Class B (a)	128,840	5,175,503
Gol Linhas Aereas Inteligentes SA, ADR	142,550	4,675,640
Airlines Total		9,851,143
Commercial Services & Supplies – 2.1%
Dun & Bradstreet Corp.	69,350	6,944,016
Equifax, Inc.	154,870	6,509,186
Monster Worldwide, Inc. (a)	89,410	4,221,046
Resources Connection, Inc. (a)	117,600	3,793,776
Robert Half International, Inc.	196,660	6,910,632
Stericycle, Inc. (a)	56,910	5,188,485
Commercial Services & Supplies Total		33,567,141
Construction & Engineering – 0.6%
Fluor Corp.	40,480	4,213,968
Jacobs Engineering Group, Inc. (a)	90,930	5,269,394
Construction & Engineering Total		9,483,362
Electrical Equipment – 1.1%
Roper Industries, Inc.	118,920	6,940,171
Suntech Power Holdings Co., Ltd. (a)	185,590	6,295,213
Thomas & Betts Corp. (a)	83,720	4,857,434
Electrical Equipment Total		18,092,818
Industrial Conglomerates – 0.5%
McDermott International, Inc. (a)	108,200	8,439,600
Industrial Conglomerates Total		8,439,600

6

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 2.8%
Cummins, Inc.	90,280	8,507,084
ITT Corp.	71,500	4,811,950
Joy Global, Inc.	197,068	11,159,961
Oshkosh Truck Corp.	50,140	3,093,136
Pentair, Inc.	145,220	5,371,688
Terex Corp. (a)	123,440	10,464,009
Trinity Industries, Inc.	67,570	3,119,707
Machinery Total		46,527,535
Trading Companies & Distributors – 0.3%
WESCO International, Inc. (a)	86,040	5,577,113
Trading Companies & Distributors Total		5,577,113
INDUSTRIALS TOTAL		190,305,872
INFORMATION TECHNOLOGY – 17.7%
Communications Equipment – 1.8%
Harris Corp.	136,290	6,803,597
Research In Motion Ltd. (a)	57,310	9,518,045
Riverbed Technology, Inc. (a)	310,152	12,936,440
Communications Equipment Total		29,258,082
Computers & Peripherals – 2.3%
Brocade Communications Systems, Inc. (a)	893,360	8,201,045
Network Appliance, Inc. (a)	657,070	21,151,083
SanDisk Corp. (a)	200,440	8,729,162
Computers & Peripherals Total		38,081,290
Electronic Equipment & Instruments – 0.7%
Amphenol Corp., Class A	179,700	6,429,666
Trimble Navigation Ltd. (a)	150,236	4,385,389
Electronic Equipment & Instruments Total		10,815,055
Internet Software & Services – 0.5%
Equinix, Inc. (a)	94,640	8,269,643
Internet Software & Services Total		8,269,643
IT Services – 3.5%
Alliance Data Systems Corp. (a)	103,420	8,058,486
CheckFree Corp. (a)	93,710	3,678,118
Cognizant Technology Solutions Corp., Class A (a)	168,810	13,261,714
DST Systems, Inc. (a)	39,780	3,330,779
Electronic Data Systems Corp.	192,440	5,544,196
Fiserv, Inc. (a)	144,630	8,569,328
Global Payments, Inc.	155,936	6,243,677

7

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – (continued)
Paychex, Inc.	214,550	8,667,820
IT Services Total		57,354,118
Semiconductors & Semiconductor Equipment – 5.7%
Analog Devices, Inc.	247,800	8,972,838
Broadcom Corp., Class A (a)	196,190	5,995,566
Intersil Corp., Class A	326,320	9,822,232
Lam Research Corp. (a)	123,000	6,600,180
Maxim Integrated Products, Inc.	266,720	8,201,640
MEMC Electronic Materials, Inc. (a)	389,304	23,661,897
Micron Technology, Inc. (a)	349,370	4,255,327
National Semiconductor Corp.	219,730	5,915,131
NVIDIA Corp. (a)	399,070	13,835,757
Xilinx, Inc.	226,610	6,453,853
Semiconductors & Semiconductor Equipment Total		93,714,421
Software – 3.2%
Activision, Inc. (a)	276,060	5,463,228
Autodesk, Inc. (a)	148,389	6,744,280
BMC Software, Inc. (a)	187,310	6,207,454
Citrix Systems, Inc. (a)	122,956	4,132,551
Double-Take Software, Inc. (a)	100,532	1,587,400
FactSet Research Systems, Inc.	54,210	3,460,224
Intuit, Inc. (a)	307,536	9,379,848
McAfee, Inc. (a)	98,800	3,631,888
Salesforce.com, Inc. (a)	84,120	3,974,670
THQ, Inc. (a)	222,500	7,587,250
Software Total		52,168,793
INFORMATION TECHNOLOGY TOTAL		289,661,402
MATERIALS – 4.9%
Chemicals – 1.0%
Potash Corp. of Saskatchewan, Inc.	119,940	8,509,743
Wacker Chemie AG	40,250	8,184,411
Chemicals Total		16,694,154
Construction Materials – 0.9%
Eagle Materials, Inc.	109,530	5,495,120
Vulcan Materials Co.	73,100	8,749,339
Construction Materials Total		14,244,459

8

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Containers & Packaging – 0.3%
Ball Corp.	93,820	5,193,875
Containers & Packaging Total		5,193,875
Metals & Mining – 2.7%
Allegheny Technologies, Inc.	102,120	11,804,051
Carpenter Technology Corp.	102,810	13,629,522
FNX Mining Co., Inc. (a)	222,530	7,250,533
Freeport-McMoRan Copper & Gold, Inc., Class B	108,629	8,549,102
Titanium Metals Corp. (a)	57,130	1,976,698
Metals & Mining Total		43,209,906
MATERIALS TOTAL		79,342,394
TELECOMMUNICATION SERVICES – 5.3%
Diversified Telecommunication Services – 0.4%
Cogent Communications Group, Inc. (a)	208,400	5,981,080
Diversified Telecommunication Services Total		5,981,080
Wireless Telecommunication Services – 4.9%
American Tower Corp., Class A (a)	496,487	21,438,309
Crown Castle International Corp. (a)	412,460	15,186,777
Leap Wireless International, Inc. (a)	130,450	11,148,257
MetroPCS Communications, Inc. (a)	111,335	3,970,206
Millicom International Cellular SA (a)	89,570	7,620,616
NII Holdings, Inc. (a)	217,850	17,748,239
SBA Communications Corp., Class A (a)	106,350	3,417,026
Wireless Telecommunication Services Total		80,529,430
TELECOMMUNICATION SERVICES TOTAL		86,510,510
UTILITIES – 1.7%
Electric Utilities – 0.2%
Allegheny Energy, Inc. (a)	70,760	3,777,876
Electric Utilities Total		3,777,876
Gas Utilities – 0.6%
Questar Corp.	90,880	9,815,949
Gas Utilities Total		9,815,949
Independent Power Producers & Energy Traders – 0.9%
AES Corp. (a)	348,000	8,258,040
Constellation Energy Group, Inc.	59,590	5,468,574
Independent Power Producers & Energy Traders Total		13,726,614
UTILITIES TOTAL		27,320,439

Total Common Stocks (cost of $1,244,886,171)		1,594,420,029

9

		Par ($)	Value ($)
Short-Term Obligation – 2.2%
	Repurchase agreement with Fixed income Clearing Corp., dated 5/31/07, due 6/01/07 at 5.010%, collateralized by a U.S. Treasury Obligation maturing 11/15/12, market value of $36,767063 (repurchase proceeds $36,051,016) (cost of $36,046,000)	36,046,000	36,046,000

	Total Short-Term Obligation (cost of $36,046,000)		36,046,000

	Total Investments – 99.8% (cost of $1,280,932,171)(b)(c)		1,630,466,029

	Other Assets & Liabilities, Net – 0.2%		3,008,721

	Net Assets – 100.0%		1,633,474,750

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $1,280,932,171.

(c)	Unrealized appreciation and depreciation at May 31, 2007 based on cost of investments for federal income tax purposes was:

10

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$364,511,049	$(14,977,191)	$349,533,858

Acronym	Name

ADR	American Depositary Receipt
AMBAC	Ambac Assurance Corp.

11

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Small Cap Growth Fund I

		Shares	Value ($)*
Common Stocks – 95.6%
CONSUMER DISCRETIONARY – 17.2%
Auto Components – 1.0%
	Spartan Motors, Inc.	65,700	2,305,413
Auto Components Total			2,305,413
Diversified Consumer Services – 1.0%
	DeVry, Inc.	20,300	682,080
	Sotheby’s	22,700	1,077,569
	Strayer Education, Inc.	5,400	675,864
Diversified Consumer Services Total			2,435,513
Hotels, Restaurants & Leisure – 4.0%
	Bally Technologies, Inc. (a)	25,953	705,143
	Chipotle Mexican Grill, Inc., Class A (a)	18,200	1,576,484
	Life Time Fitness, Inc. (a)	13,500	690,930
	Orient-Express Hotels Ltd., Class A	28,500	1,526,745
	Pinnacle Entertainment, Inc. (a)	34,028	1,041,257
	RARE Hospitality International, Inc. (a)	33,470	971,969
	Ruby Tuesday, Inc.	25,700	708,549
	Scientific Games Corp., Class A (a)	33,440	1,248,649
	Texas Roadhouse, Inc., Class A (a)	78,700	1,089,995
Hotels, Restaurants & Leisure Total			9,559,721
Household Durables – 0.5%
	Gafisa SA,ADR (a)	35,700	1,209,516
Household Durables Total			1,209,516
Internet & Catalog Retail – 0.6%
	Priceline.com, Inc. (a)	21,100	1,304,824
Internet & Catalog Retail Total			1,304,824
Leisure Equipment & Products – 0.9%
	Smith & Wesson Holding Corp. (a)	145,900	2,032,387
Leisure Equipment & Products Total			2,032,387
Media – 1.8%
	Cinemark Holdings, Inc. (a)	49,662	960,959
	Knology, Inc. (a)	106,700	1,985,687
	National CineMedia, Inc. (a)	51,185	1,461,332
Media Total			4,407,978
Specialty Retail – 5.6%
	Aeropostale, Inc. (a)	17,900	828,770
	Coldwater Creek, Inc. (a)	50,300	1,249,955
	DSW, Inc., Class A (a)	26,400	1,009,008
	GameStop Corp., Class A (a)	67,500	2,496,150
	Hibbett Sporting Goods, Inc. (a)	44,900	1,255,853

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
	J Crew Group, Inc. (a)	33,700	1,512,119
	Monro Muffler Brake, Inc.	33,000	1,275,450
	Rent-A-Center, Inc. (a)	40,200	1,089,420
	Tractor Supply Co. (a)	13,700	728,977
	Tween Brands, Inc. (a)	20,100	874,953
	Zumiez, Inc. (a)	30,800	1,188,880
Specialty Retail Total			13,509,535
Textiles, Apparel & Luxury Goods – 1.8%
	Carter’s, Inc. (a)	47,500	1,288,200
	CROCS, Inc. (a)	15,600	1,269,216
	Volcom, Inc. (a)	41,683	1,813,211
Textiles, Apparel & Luxury Goods Total			4,370,627
CONSUMER DISCRETIONARY TOTAL			41,135,514
CONSUMER STAPLES – 2.1%
Food Products – 0.7%
	Reddy Ice Holdings, Inc.	58,200	1,776,264
Food Products Total			1,776,264
Personal Products – 1.4%
	Bare Escentuals, Inc. (a)	55,700	2,336,615
	Playtex Products, Inc. (a)	60,700	904,430
Personal Products Total			3,241,045
CONSUMER STAPLES TOTAL			5,017,309
ENERGY – 6.3%
Energy Equipment & Services – 2.8%
	Atwood Oceanics, Inc. (a)	37,900	2,487,756
	Core Laboratories NV (a)	16,900	1,553,617
	Grey Wolf, Inc. (a)	93,000	736,560
	Hornbeck Offshore Services, Inc. (a)	16,100	642,551
	Oil States International, Inc. (a)	34,500	1,343,085
Energy Equipment & Services Total			6,763,569
Oil, Gas & Consumable Fuels – 3.5%
	Arena Resources, Inc. (a)	9,700	493,536
	Berry Petroleum Co., Class A	49,100	1,788,713
	Carrizo Oil & Gas, Inc. (a)	33,991	1,382,414
	Foundation Coal Holdings, Inc.	30,800	1,361,360
	Kodiak Oil & Gas Corp. (a)	94,300	584,660
	Parallel Petroleum Corp. (a)	34,769	801,773
	Petrohawk Energy Corp. (a)	42,200	687,860

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Ship Finance Intl. Ltd.	24,500	761,215
	World Fuel Services Corp.	10,200	417,282
Oil, Gas & Consumable Fuels Total			8,278,813
ENERGY TOTAL			15,042,382
FINANCIALS – 9.1%
Capital Markets – 2.5%
	Affiliated Managers Group, Inc. (a)	20,001	2,604,130
	GFI Group, Inc. (a)	6,600	491,700
	Greenhill & Co., Inc.	10,761	774,792
	Investment Technology Group, Inc. (a)	16,500	670,725
	Waddell & Reed Financial, Inc., Class A	57,600	1,494,144
Capital Markets Total			6,035,491
Commercial Banks – 1.6%
	Signature Bank (a)	51,440	1,710,380
	Sterling Financial Corp.	42,538	1,286,349
	UCBH Holdings, Inc.	48,400	900,724
Commercial Banks Total			3,897,453
Consumer Finance – 0.7%
	First Cash Financial Services, Inc. (a)	67,200	1,675,296
Consumer Finance Total			1,675,296
Diversified Financial Services – 0.7%
	Genesis Lease Ltd.	26,247	737,541
	International Securities Exchange Holdings, Inc.	14,000	910,560
Diversified Financial Services Total			1,648,101
Insurance – 1.2%
	Castlepoint Holdings Ltd.	59,952	947,242
	ProAssurance Corp. (a)	34,577	1,954,292
Insurance Total			2,901,534
Real Estate Investment Trusts (REITs) – 2.4%
	Alexandria Real Estate Equities, Inc.	14,000	1,472,800
	Digital Realty Trust, Inc.	17,400	706,440
	FelCor Lodging Trust, Inc.	28,900	756,891
	Home Properties, Inc.	17,600	1,013,760
	Redwood Trust, Inc.	10,300	551,977
	Supertel Hospitality, Inc.	40,553	306,986

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
	Washington Real Estate Investment Trust	24,700	928,473
Real Estate Investment Trusts (REITs) Total			5,737,327
FINANCIALS TOTAL			21,895,202
HEALTH CARE – 16.8%
Biotechnology – 4.9%
	Alkermes, Inc. (a)	73,400	1,178,804
	Allos Therapeutics, Inc. (a)	137,900	797,062
	Applera Corp. - Celera Group (a)	44,400	592,740
	ArQule, Inc. (a)	68,800	617,824
	Array Biopharma, Inc. (a)	87,700	1,090,111
	BioMarin Pharmaceuticals, Inc. (a)	77,900	1,389,736
	Cubist Pharmaceuticals, Inc. (a)	49,000	1,124,550
	Digene Corp. (a)	28,870	1,284,715
	Iomai Corp. (a)	94,500	222,075
	Keryx Biopharmaceuticals, Inc. (a)	36,700	401,131
	Onyx Pharmaceuticals, Inc. (a)	43,200	1,292,544
	OSI Pharmaceuticals, Inc. (a)	30,900	1,166,784
	Seattle Genetics, Inc. /wa (a)	59,400	624,888
Biotechnology Total			11,782,964
Health Care Equipment & Supplies – 4.6%
	Hologic, Inc. (a)	38,037	2,057,421
	Immucor, Inc. (a)	23,700	748,446
	Kyphon, Inc. (a)	47,730	2,266,698
	Northstar Neuroscience, Inc. (a)	38,200	509,970
	NuVasive, Inc. (a)	78,700	2,043,052
	ResMed, Inc. (a)	23,011	1,037,336
	Sirona Dental Systems, Inc.	17,100	592,515
	Thoratec Corp. (a)	28,040	555,472
	TomoTherapy, Inc. (a)	29,889	674,894
	Xtent, Inc. (a)	49,229	480,967
Health Care Equipment & Supplies Total			10,966,771
Health Care Providers & Services – 1.9%
	HealthExtras, Inc. (a)	72,936	2,219,442
	Healthways, Inc. (a)	11,700	545,454
	Psychiatric Solutions, Inc. (a)	43,300	1,689,566
	VCA Antech, Inc. (a)	2,948	116,682
Health Care Providers & Services Total			4,571,144

4

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Technology – 0.9%
	Allscripts Healthcare Solutions, Inc. (a)	84,994	2,087,453
Health Care Technology Total			2,087,453
Life Sciences Tools & Services – 2.1%
	ICON PLC, ADR (a)	86,528	4,014,034
	Illumina, Inc. (a)	29,000	946,270
Life Sciences Tools & Services Total			4,960,304
Pharmaceuticals – 2.4%
	BioMimetic Therapeutics, Inc. (a)	31,717	579,152
	Medicis Pharmaceutical Corp., Class A	50,400	1,663,200
	Penwest Pharmaceuticals Co. (a)	90,000	1,170,000
	Pozen, Inc. (a)	75,200	1,187,408
	Viropharma, Inc. (a)	25,100	363,699
	Xenoport, Inc. (a)	20,700	910,800
Pharmaceuticals Total			5,874,259
HEALTH CARE TOTAL			40,242,895
INDUSTRIALS – 14.9%
Aerospace & Defense – 1.7%
	BE Aerospace, Inc. (a)	62,527	2,394,159
	Ionatron, Inc. (a)	105,600	523,776
	Ladish Co., Inc. (a)	28,500	1,265,115
Aerospace & Defense Total			4,183,050
Airlines – 0.5%
	Alaska Air Group, Inc. (a)	39,100	1,140,156
Airlines Total			1,140,156
Commercial Services & Supplies – 3.5%
	ACCO Brands Corp. (a)	44,200	1,105,442
	Advisory Board Co. (a)	22,900	1,192,403
	Huron Consulting Group, Inc. (a)	36,298	2,487,139
	Resources Connection, Inc. (a)	49,466	1,595,773
	Taleo Corp., Class A (a)	30,000	588,000
	Waste Connections, Inc. (a)	46,350	1,428,507
Commercial Services & Supplies Total			8,397,264
Construction & Engineering – 0.7%
	Granite Construction, Inc.	8,300	568,467
	Perini Corp. (a)	21,027	1,156,485
Construction & Engineering Total			1,724,952
Electrical Equipment – 2.4%
	Acuity Brands, Inc.	14,700	892,437
	Franklin Electric Co., Inc.	12,100	570,394
	General Cable Corp. (a)	40,400	2,753,260

5

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – (continued)
	JA Solar Holdings Co. Ltd. (a)	17,605	418,471
	SunPower Corp., Class A (a)	20,500	1,094,905
Electrical Equipment Total			5,729,467
Machinery – 3.1%
	Barnes Group, Inc.	48,900	1,442,061
	Bucyrus International, Inc., Class A	22,900	1,624,755
	ESCO Technologies, Inc. (a)	33,636	1,704,336
	Force Protection, Inc. (a)	53,000	1,522,160
	RBC Bearings, Inc. (a)	27,475	1,060,535
Machinery Total			7,353,847
Marine – 1.5%
	Diana Shipping, Inc.	69,128	1,575,427
	Genco Shipping & Trading Ltd.	20,000	761,200
	Ultrapetrol Bahamas Ltd. (a)	50,800	1,165,352
Marine Total			3,501,979
Road & Rail – 0.5%
	Genesee & Wyoming, Inc., Class A (a)	37,100	1,206,863
Road & Rail Total			1,206,863
Trading Companies & Distributors – 1.0%
	Houston Wire & Cable Co. (a)	86,233	2,468,851
Trading Companies & Distributors Total			2,468,851
INDUSTRIALS TOTAL			35,706,429
INFORMATION TECHNOLOGY – 22.7%
Communications Equipment – 2.6%
	Arris Group, Inc. (a)	29,300	481,985
	BigBand Networks, Inc. (a)	34,000	587,520
	CommScope, Inc. (a)	18,200	996,086
	F5 Networks, Inc. (a)	14,835	1,205,492
	Riverbed Technology, Inc. (a)	45,400	1,893,634
	Sirenza Microdevices, Inc. (a)	90,800	962,480
Communications Equipment Total			6,127,197
Computers & Peripherals – 0.5%
	Brocade Communications Systems, Inc. (a)	68,300	626,994
	Emulex Corp. (a)	31,500	698,985
Computers & Peripherals Total			1,325,979
Electronic Equipment & Instruments – 1.4%
	Cogent, Inc. (a)	66,300	1,026,324
	Daktronics, Inc.	24,600	589,416

6

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
	FLIR Systems, Inc. (a)	31,800	1,315,248
	Itron, Inc. (a)	8,900	602,085
Electronic Equipment & Instruments Total			3,533,073
Internet Software & Services – 3.5%
	Digital River, Inc. (a)	13,400	689,028
	DivX, Inc. (a)	76,500	1,222,470
	Equinix, Inc. (a)	26,740	2,336,541
	Keynote Systems, Inc. (a)	41,000	647,800
	Knot, Inc. (a)	62,900	1,192,584
	Omniture, Inc. (a)	30,712	537,767
	ROO Group, Inc. (a)	103,704	257,186
	Vocus, Inc. (a)	62,282	1,497,260
Internet Software & Services Total			8,380,636
IT Services – 2.4%
	Acxiom Corp.	49,400	1,373,320
	Authorize.Net Holdings, Inc. (a)	37,200	608,592
	Gartner, Inc. (a)	47,300	1,303,588
	Global Cash Access, Inc. (a)	49,605	806,081
	RightNow Technologies, Inc. (a)	102,400	1,595,392
IT Services Total			5,686,973
Semiconductors & Semiconductor Equipment – 6.5%
	Atheros Communications, Inc. (a)	73,559	2,141,302
	ATMI, Inc. (a)	56,700	1,732,185
	Cavium Networks, Inc. (a)	6,285	132,928
	FEI Co. (a)	31,800	1,179,780
	Hittite Microwave Corp. (a)	28,401	1,154,501
	Ldk Solar Co. Ltd., ADR (a)	11,360	308,992
	MIPS Technologies, Inc. (a)	98,600	871,624
	Monolithic Power Systems, Inc. (a)	41,600	703,872
	MoSys, Inc. (a)	82,400	663,320
	ON Semiconductor Corp. (a)	86,900	933,306
	Techwell, Inc. (a)	45,500	601,510
	Tessera Technologies, Inc. (a)	38,106	1,732,680
	Verigy Ltd. (a)	118,700	3,396,007
Semiconductors & Semiconductor Equipment Total			15,552,007
Software – 5.8%
	Activision, Inc. (a)	41,800	827,222
	ANSYS, Inc. (a)	20,500	1,151,280
	Concur Technologies, Inc. (a)	40,300	802,776

7

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	i2 Technologies, Inc. (a)	30,700	575,932
	Informatica Corp. (a)	50,700	773,682
	Macrovision Corp. (a)	24,000	670,800
	Magma Design Automation, Inc. (a)	51,200	758,784
	Micros Systems, Inc. (a)	21,072	1,169,285
	Nuance Communications, Inc. (a)	69,278	1,159,021
	THQ, Inc. (a)	33,600	1,145,760
	Transaction Systems Architects, Inc. (a)	38,197	1,300,608
	Tyler Technologies, Inc. (a)	97,400	1,181,462
	Ultimate Software Group, Inc. (a)	41,100	1,162,719
	Verint Systems, Inc. (a)	18,400	552,920
	Wind River Systems, Inc. (a)	57,600	611,136
Software Total			13,843,387
INFORMATION TECHNOLOGY TOTAL			54,449,252
MATERIALS – 3.7%
Metals & Mining – 3.7%
	Carpenter Technology Corp.	15,500	2,054,835
	Century Aluminum Co. (a)	17,727	998,739
	Claymont Steel Holdings, Inc. (a)	52,554	1,229,764
	FNX Mining Co., Inc. (a)	36,900	1,202,286
	Lundin Mining Corp. (a)	59,200	716,912
	RTI International Metals, Inc. (a)	13,400	1,189,250
	Universal Stainless & Alloy (a)	32,800	1,376,616
Metals & Mining Total			8,768,402
MATERIALS TOTAL			8,768,402
TELECOMMUNICATION SERVICES – 2.8%
Diversified Telecommunication Services – 0.7%
	Cogent Communications Group, Inc. (a)	56,700	1,627,290
Diversified Telecommunication Services Total			1,627,290
Wireless Telecommunication Services – 2.1%
	Dobson Communications Corp., Class A (a)	102,700	1,091,701
	Millicom International Cellular SA (a)	16,084	1,368,426

8

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
	SBA Communications Corp., Class A (a)	82,607	2,654,163
Wireless Telecommunication Services Total			5,114,290
TELECOMMUNICATION SERVICES TOTAL			6,741,580

	Total Common Stocks (cost of $177,669,226)		228,998,965

		Par ($)
Short-Term Obligation – 2.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/07, due 06/01/07 at 5.010%, collateralized by a U.S. Treasury Obligation maturing 05/31/09, market value of $6,704,338 (repurchase proceeds $6,659,914) (cost of $6,569,000)	6,569,000	6,569,000

	Total Short-Term Obligation (cost of $6,569,000)		6,569,000

	Total Investments – 98.4% (cost of $184,238,226)(b)(c)		235,567,965

	Other Assets & Liabilities, Net – 1.6%		3,898,994

	Net Assets – 100.0%		239,466,959

9

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $184,238,226.

(c)	Unrealized appreciation and depreciation at May 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$54,698,970	$(3,369,231)	$51,329,739

Acronym	Name

ADR	American Depositary Receipt

10

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Real Estate Equity Fund

	Shares	Value ($)*
Common Stocks – 100.0%
CONSUMER DISCRETIONARY – 10.7%
Hotels, Restaurants & Leisure – 10.7%
Gaylord Entertainment Co. (a)	219,300	12,353,169
Hilton Hotels Corp.	655,414	23,299,968
Orient-Express Hotels Ltd., Class A	113,536	6,082,124
Starwood Hotels & Resorts Worldwide, Inc.	243,862	17,575,134
Hotels, Restaurants & Leisure Total		59,310,395
CONSUMER DISCRETIONARY TOTAL		59,310,395
FINANCIALS – 89.3%
Real Estate Investment Trusts (REITs) – 89.3%
Alexandria Real Estate Equities, Inc.	290,572	30,568,174
American Campus Communities, Inc.	252,682	7,433,905
Apartment Investment & Management Co., Class A	460,652	25,275,975
AvalonBay Communities, Inc.	205,321	26,771,805
Camden Property Trust	413,067	30,835,452
CBL & Associates Properties, Inc.	299,644	12,297,390
Corporate Office Properties Trust	552,868	24,906,703
Developers Diversified Realty Corp.	310,363	19,133,879
EastGroup Properties, Inc.	141,399	6,914,411
Essex Property Trust, Inc.	136,744	17,397,939
iStar Financial, Inc.	494,579	23,754,629
Kimco Realty Corp.	690,578	31,966,856
LaSalle Hotel Properties	225,800	10,748,080
Macerich Co.	139,200	12,416,640
Mid-America Apartment Communities, Inc.	437,612	25,709,705
ProLogis	727,873	47,064,268
Public Storage, Inc.	507,405	45,412,748
Simon Property Group, Inc.	519,243	56,067,859
SL Green Realty Corp.	213,387	29,891,251
Sun Communities, Inc.	386,578	11,964,589
Real Estate Investment Trusts (REITs) Total		496,532,258
FINANCIALS TOTAL		496,532,258

Total Common Stocks (cost of $330,553,596)		555,842,653

1

	Par ($)	Value ($)
Short-Term Obligation – 0.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/07, due 06/01/07 at 5.010%, collateralized by a U.S. Government Obligation maturing on 02/15/12, market value of $644,971 (repurchase proceeds $632,088)	632,000	632,000

Total Short-Term Obligation (cost of $632,000)		632,000

Total Investments – 100.1% (cost of $331,185,596)(b)(c)		556,474,653

Other Assets & Liabilities, Net – (0.1)%		(610,925)

Net Assets – 100.0%		555,863,728

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $331,185,596.

(c)	Unrealized appreciation and depreciation at May 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$228,420,322	$(3,131,265)	$225,289,057

2

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Technology Fund

	Shares	Value ($)*
Common Stocks – 99.2%
CONSUMER DISCRETIONARY – 4.5%
Household Durables – 1.3%
Garmin Ltd.	51,850	3,335,511
Household Durables Total		3,335,511
Internet & Catalog Retail – 2.1%
Amazon.com, Inc. (a)	22,720	1,570,861
IAC/InterActiveCorp (a)	63,030	2,180,838
Priceline.com, Inc. (a)	21,590	1,335,125
Internet & Catalog Retail Total		5,086,824
Media – 1.1%
Knology, Inc. (a)	79,020	1,470,562
National CineMedia, Inc. (a)	45,515	1,299,453
Media Total		2,770,015
CONSUMER DISCRETIONARY TOTAL		11,192,350
HEALTH CARE – 1.0%
Health Care Equipment & Supplies – 0.5%
Kyphon, Inc. (a)	13,080	621,169
TomoTherapy, Inc. (a)	31,080	701,787
Health Care Equipment & Supplies Total		1,322,956
Life Sciences Tools & Services – 0.5%
Thermo Fisher Scientific, Inc. (a)	20,780	1,134,588
Life Sciences Tools & Services Total		1,134,588
HEALTH CARE TOTAL		2,457,544
INFORMATION TECHNOLOGY – 84.9%
Communications Equipment – 14.3%
Alcatel-Lucent, ADR	81,220	1,114,338
Cisco Systems, Inc. (a)	35,780	963,198
Comverse Technology, Inc. (a)	49,240	1,128,581
Corning, Inc. (a)	98,880	2,472,000
Harris Corp.	52,510	2,621,299
Nokia Oyj, ADR	401,520	10,993,618
QUALCOMM, Inc.	59,180	2,541,781
Research In Motion Ltd. (a)	44,580	7,403,847
Riverbed Technology, Inc. (a)	56,170	2,342,851
Sirenza Microdevices, Inc. (a)	70,880	751,328
Ericsson (LM) TEL – SP, ADR	67,540	2,565,169
Wavecom SA, ADR (a)	16,290	523,886
Communications Equipment Total		35,421,896
Computers & Peripherals – 8.2%
Apple, Inc. (a)	33,770	4,105,081

1

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – (continued)
Brocade Communications Systems, Inc. (a)	100,780	925,160
EMC Corp. (a)	147,200	2,486,208
Hewlett-Packard Co.	56,610	2,587,643
International Business Machines Corp.	11,450	1,220,570
NCR Corp. (a)	42,370	2,273,998
Network Appliance, Inc. (a)	108,020	3,477,164
SanDisk Corp. (a)	53,520	2,330,796
Seagate Technology	38,120	784,891
Computers & Peripherals Total		20,191,511
Electronic Equipment & Instruments – 3.8%
Agilent Technologies, Inc. (a)	26,390	1,007,306
Amphenol Corp., Class A	33,280	1,190,759
AU Optronics Corp., ADR	157,970	2,469,071
Avnet, Inc. (a)	30,780	1,318,615
Cogent, Inc. (a)	51,850	802,638
LG.Philips LCD Co., Ltd., ADR (a)	128,310	2,589,296
Electronic Equipment & Instruments Total		9,377,685
Internet Software & Services – 7.1%
eBay, Inc. (a)	71,110	2,315,342
Equinix, Inc. (a)	20,580	1,798,280
Google, Inc., Class A (a)	10,560	5,256,240
Knot, Inc. (a)	64,553	1,223,925
SAVVIS, Inc. (a)	15,320	768,911
VeriSign, Inc. (a)	90,190	2,690,368
Vocus, Inc. (a)	103,311	2,483,596
Yahoo!, Inc. (a)	37,340	1,071,658
Internet Software & Services Total		17,608,320
IT Services – 7.2%
Accenture Ltd., Class A	62,290	2,550,153
Cognizant Technology Solutions Corp., Class A (a)	60,350	4,741,096
Computer Sciences Corp. (a)	19,540	1,082,516
DST Systems, Inc. (a)	37,170	3,112,244
Electronic Data Systems Corp.	73,110	2,106,299
Fiserv, Inc. (a)	42,310	2,506,867
RightNow Technologies, Inc. (a)	100,400	1,564,232
IT Services Total		17,663,407
Office Electronics – 1.6%
Canon, Inc., ADR	38,410	2,260,812

2

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Office Electronics – (continued)
Xerox Corp. (a)	92,980	1,754,533
Office Electronics Total		4,015,345
Semiconductors & Semiconductor Equipment – 24.0%
Analog Devices, Inc.	73,500	2,661,435
ASML Holding N.V., N.Y. Registered Shares (a)	128,710	3,316,857
Atheros Communications, Inc. (a)	84,480	2,459,213
ATMI, Inc. (a)	112,330	3,431,682
Broadcom Corp., Class A (a)	72,890	2,227,518
Cavium Networks, Inc. (a)	13,372	282,818
FEI Co. (a)	32,500	1,205,750
Hittite Microwave Corp. (a)	31,380	1,275,597
Infineon Technologies AG, ADR (a)	115,370	1,796,311
Intersil Corp., Class A	78,040	2,349,004
Lam Research Corp. (a)	66,780	3,583,415
Maxim Integrated Products, Inc.	81,340	2,501,205
MEMC Electronic Materials, Inc. (a)	108,932	6,620,887
Micron Technology, Inc. (a)	209,750	2,554,755
MIPS Technologies, Inc. (a)	164,450	1,453,738
MoSys, Inc. (a)	255,411	2,056,059
National Semiconductor Corp.	44,410	1,195,517
NVIDIA Corp. (a)	137,050	4,751,523
ON Semiconductor Corp. (a)	89,050	956,397
Siliconware Precision Industries Co., ADR	245,840	2,569,028
Techwell, Inc. (a)	33,070	437,185
Tessera Technologies, Inc. (a)	39,800	1,809,706
Texas Instruments, Inc.	38,850	1,373,736
Verigy Ltd. (a)	143,130	4,094,949
Xilinx, Inc.	80,680	2,297,766
Semiconductors & Semiconductor Equipment Total		59,262,051
Software – 18.7%
Activision, Inc. (a)	27,360	541,454
Adobe Systems, Inc. (a)	57,920	2,553,114
ANSYS, Inc. (a)	22,470	1,261,915
Autodesk, Inc. (a)	53,700	2,440,665
BMC Software, Inc. (a)	64,290	2,130,571
Business Objects SA, ADR (a)	61,000	2,507,710
CA, Inc.	103,040	2,733,651
Cadence Design Systems, Inc. (a)	54,797	1,244,440

3

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
Check Point Software Technologies Ltd. (a)	105,970	2,475,459
Citrix Systems, Inc. (a)	70,556	2,371,387
Cognos, Inc. (a)	14,570	582,800
Concur Technologies, Inc. (a)	57,340	1,142,213
Double-Take Software, Inc. (a)	57,725	911,478
Intuit, Inc. (a)	57,040	1,739,720
Magma Design Automation, Inc. (a)	89,200	1,321,944
McAfee, Inc. (a)	79,300	2,915,068
Micros Systems, Inc. (a)	20,976	1,163,958
Microsoft Corp.	54,890	1,683,476
Nintendo Co., Ltd.	7,900	2,762,079
Nuance Communications, Inc. (a)	37,245	623,109
Oracle Corp. (a)	131,280	2,544,206
Salesforce.com, Inc. (a)	59,560	2,814,210
Symantec Corp. (a)	116,354	2,325,917
THQ, Inc. (a)	34,050	1,161,105
Tyler Technologies, Inc. (a)	121,700	1,476,221
Wind River Systems, Inc. (a)	58,630	622,064
Software Total		46,049,934
INFORMATION TECHNOLOGY TOTAL		209,590,149
MATERIALS – 0.8%
Chemicals – 0.8%
Wacker Chemie AG	9,250	1,880,889
Chemicals Total		1,880,889
MATERIALS TOTAL		1,880,889
TELECOMMUNICATION SERVICES – 8.0%
Diversified Telecommunication Services – 0.9%
Cogent Communications Group, Inc. (a)	75,410	2,164,267
Diversified Telecommunication Services Total		2,164,267
Wireless Telecommunication Services – 7.1%
American Tower Corp., Class A (a)	101,773	4,394,558
Crown Castle International Corp. (a)	46,190	1,700,716
Dobson Communications Corp., Class A (a)	102,711	1,091,818
Leap Wireless International, Inc. (a)	17,000	1,452,820
MetroPCS Communications, Inc. (a)	27,408	977,369
Millicom International Cellular SA (a)	28,900	2,458,812
NII Holdings, Inc. (a)	34,620	2,820,492

4

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
SBA Communications Corp., Class A (a)	85,110	2,734,584
Wireless Telecommunication Services Total		17,631,169
TELECOMMUNICATION SERVICES TOTAL		19,795,436

Total Common Stocks (cost of $203,944,035)		244,916,368

	Par ($)
Short-Term Obligation – 0.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/07, due on 06/01/07, at 5.010%, collateralized by a U.S. Government Obligation maturing 05/31/09, market value of $2,213,275 (repurchase proceeds $2,167,302)	2,167,000	2,167,000

Total Short-Term Obligation (cost of $2,167,000)		2,167,000

Total Investments – 100.1% (cost of $206,111,035)(b)(c)		247,083,368

Other Assets & Liabilities, Net – (0.1)%		(252,442)

Net Assets – 100.0%		246,830,926

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $206,111,035.

(c)	Unrealized appreciation and depreciation at May 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$42,923,840	$(1,951,507)	$40,972,333

5

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Strategic Investor Fund

		Shares	Value ($)*
Common Stocks – 98.4%
CONSUMER DISCRETIONARY – 10.4%
Hotels, Restaurants & Leisure – 1.0%
	Carnival Corp.	49,700	2,506,868
	Las Vegas Sands Corp. (a)	63,600	4,962,072
	Starbucks Corp. (a)	206,400	5,946,384
Hotels, Restaurants & Leisure Total			13,415,324
Household Durables – 0.9%
	Cyrela Brazil Realty SA	385,100	5,011,713
	Desarrolladora Homex SA de CV, ADR (a)	39,800	2,388,796
	Gafisa SA (a)	107,300	3,635,324
Household Durables Total			11,035,833
Internet & Catalog Retail – 0.4%
	Expedia, Inc. (a)	229,200	5,507,676
Internet & Catalog Retail Total			5,507,676
Media – 3.0%
	Comcast Corp., Class A (a)	422,200	11,475,396
	Liberty Global, Inc., Class A (a)	71,000	2,726,400
	NET Servicos de Comunicacao SA, ADR (a)	477,000	7,994,520
	Time Warner Cable, Inc. (a)	101,400	3,894,774
	Time Warner, Inc.	561,088	11,990,450
Media Total			38,081,540
Multiline Retail – 2.6%
	J.C. Penney Co., Inc.	126,100	10,148,528
	Kohl’s Corp. (a)	94,500	7,117,740
	Macy’s, Inc.	149,536	5,970,972
	Target Corp.	155,500	9,707,865
Multiline Retail Total			32,945,105
Specialty Retail – 1.3%
	Best Buy Co., Inc.	120,900	5,838,261
	GameStop Corp., Class A (a)	138,500	5,121,730
	Office Depot, Inc. (a)	144,600	5,263,440
Specialty Retail Total			16,223,431
Textiles, Apparel & Luxury Goods – 1.2%
	LVMH Moet Hennessy Louis Vuitton SA	31,600	3,729,798

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
	NIKE, Inc., Class B	197,300	11,196,775
Textiles, Apparel & Luxury Goods Total			14,926,573
CONSUMER DISCRETIONARY TOTAL			132,135,482
CONSUMER STAPLES – 9.1%
Beverages – 2.4%
	Brown-Forman Corp., Class B	72,800	4,969,328
	C&C Group PLC	158,400	2,649,268
	Coca-Cola Co.	256,600	13,597,234
	Fomento Economico Mexicano SAB de CV, ADR	174,600	6,956,064
	PepsiCo, Inc.	38,000	2,596,540
Beverages Total			30,768,434
Food & Staples Retailing – 0.9%
	CVS Caremark Corp.	82,200	3,167,988
	Kroger Co.	156,600	4,748,112
	United Natural Foods, Inc. (a)	111,900	3,062,703
Food & Staples Retailing Total			10,978,803
Food Products – 2.5%
	Archer-Daniels-Midland Co.	100,400	3,518,016
	General Mills, Inc.	83,000	5,082,920
	Hershey Co.	114,200	6,019,482
	Kraft Foods, Inc., Class A	146,187	4,946,968
	Nestle SA, Registered Shares	17,500	6,815,398
	Wrigley (Wm.) Jr. Co.	84,900	4,975,140
Food Products Total			31,357,924
Household Products – 1.9%
	Colgate-Palmolive Co.	98,700	6,608,952
	Procter & Gamble Co.	280,100	17,800,355
Household Products Total			24,409,307
Personal Products – 0.8%
	Avon Products, Inc.	270,200	10,372,978
Personal Products Total			10,372,978
Tobacco – 0.6%
	Altria Group, Inc.	96,800	6,882,480
Tobacco Total			6,882,480
CONSUMER STAPLES TOTAL			114,769,926
ENERGY – 10.3%
Energy Equipment & Services – 3.3%
	Cameron International Corp. (a)	37,900	2,687,110

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
	Core Laboratories NV (a)	53,300	4,899,869
	Dresser-Rand Group, Inc. (a)	75,300	2,680,680
	GlobalSantaFe Corp.	62,900	4,296,070
	Halliburton Co.	148,800	5,349,360
	Nabors Industries Ltd. (a)	56,400	1,970,616
	Noble Corp.	54,400	5,026,016
	Schlumberger Ltd.	61,500	4,789,005
	TGS Nopec Geophysical Co., ASA (a)	222,300	4,699,477
	Transocean, Inc. (a)	55,000	5,403,200
Energy Equipment & Services Total			41,801,403
Oil, Gas & Consumable Fuels – 7.0%
	Cameco Corp.	60,100	3,123,397
	Chesapeake Energy Corp.	90,200	3,144,372
	Chevron Corp.	40,900	3,332,941
	ConocoPhillips	165,800	12,837,894
	Continental Resources Inc/OK (a)	318,234	4,741,687
	Exxon Mobil Corp.	400,900	33,342,853
	Hess Corp.	66,900	3,961,818
	Peabody Energy Corp.	138,200	7,468,328
	Petroplus Holdings AG (a)	55,501	5,143,177
	Southwestern Energy Co. (a)	133,600	6,359,360
	Valero Energy Corp.	67,200	5,014,464
Oil, Gas & Consumable Fuels Total			88,470,291
ENERGY TOTAL			130,271,694
FINANCIALS – 19.2%
Capital Markets – 2.9%
	Bank of New York Co., Inc.	175,217	7,106,801
	Legg Mason, Inc.	86,700	8,759,301
	Merrill Lynch & Co., Inc.	163,783	15,187,598
	State Street Corp.	88,900	6,069,203
Capital Markets Total			37,122,903
Commercial Banks – 2.0%
	Allied Irish Banks PLC, ADR	52,100	3,148,924
	U.S. Bancorp	181,200	6,265,896
	Wachovia Corp.	297,800	16,137,782
Commercial Banks Total			25,552,602
Consumer Finance – 0.6%
	Capital One Financial Corp.	91,700	7,315,826
Consumer Finance Total			7,315,826

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 5.4%
	CIT Group, Inc.	114,400	6,855,992
	Citigroup, Inc.	601,400	32,770,286
	JPMorgan Chase & Co.	464,900	24,095,767
	Nasdaq Stock Market, Inc. (a)	126,000	4,193,280
Diversified Financial Services Total			67,915,325
Insurance – 5.0%
	ACE Ltd.	125,100	7,702,407
	American International Group, Inc.	72,491	5,243,999
	Aon Corp.	167,400	7,184,808
	Aspen Insurance Holdings Ltd.	179,800	4,876,176
	Berkshire Hathaway, Inc., Class B (a)	1,600	5,800,000
	Castlepoint Holdings Ltd.	255,891	4,043,078
	Hartford Financial Services Group, Inc.	41,100	4,240,287
	National Financial Partners Corp.	176,100	8,246,763
	Platinum Underwriters Holdings Ltd.	124,600	4,291,224
	Prudential Financial, Inc.	120,400	12,283,208
Insurance Total			63,911,950
Real Estate Investment Trusts (REITs) – 1.4%
	Alexandria Real Estate Equities, Inc.	16,800	1,767,360
	CapitalSource, Inc.	285,700	7,513,910
	Digital Realty Trust, Inc.	192,300	7,807,380
Real Estate Investment Trusts (REITs) Total			17,088,650
Thrifts & Mortgage Finance – 1.9%
	Fannie Mae	42,900	2,742,168
	Freddie Mac	214,000	14,293,060
	Washington Mutual, Inc.	167,800	7,336,216
Thrifts & Mortgage Finance Total			24,371,444
FINANCIALS TOTAL			243,278,700
HEALTH CARE – 14.5%
Biotechnology – 1.5%
	Applera Corp. - Celera Group (a)	151,400	2,021,190
	BioMarin Pharmaceuticals, Inc. (a)	66,700	1,189,928
	Genentech, Inc. (a)	62,100	4,953,717
	Gilead Sciences, Inc. (a)	75,400	6,240,858
	Grifols SA (a)	111,200	2,214,451
	Onyx Pharmaceuticals, Inc. (a)	97,900	2,929,168
Biotechnology Total			19,549,312
Health Care Equipment & Supplies – 4.4%
	Align Technology, Inc. (a)	109,300	2,490,947

4

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
	Baxter International, Inc.	149,700	8,508,948
	BioLase Technology, Inc. (a)	158,500	951,000
	C.R. Bard, Inc.	51,800	4,372,438
	Conceptus, Inc. (a)	129,900	2,413,542
	Cytyc Corp. (a)	71,700	3,031,476
	Hospira, Inc. (a)	67,300	2,681,232
	Immucor, Inc. (a)	59,400	1,875,852
	Kyphon, Inc. (a)	64,100	3,044,109
	Medtronic, Inc.	114,400	6,082,648
	Mindray Medical International Ltd., ADR	120,515	3,434,677
	Northstar Neuroscience, Inc. (a)	65,168	869,993
	ResMed, Inc. (a)	48,900	2,204,412
	Sirona Dental Systems, Inc. (a)	103,300	3,579,345
	TomoTherapy, Inc. (a)	133,144	3,006,392
	Zimmer Holdings, Inc. (a)	83,000	7,308,980
Health Care Equipment & Supplies Total			55,855,991
Health Care Providers & Services – 2.5%
	Animal Health International, Inc. (a)	106,132	1,321,343
	Express Scripts, Inc. (a)	37,500	3,828,750
	McKesson Corp.	138,100	8,718,253
	Medco Health Solutions, Inc. (a)	117,800	9,160,128
	UnitedHealth Group, Inc.	84,400	4,622,588
	VCA Antech, Inc. (a)	95,800	3,791,764
Health Care Providers & Services Total			31,442,826
Life Sciences Tools & Services – 2.0%
	Covance, Inc. (a)	58,600	3,899,830
	Illumina, Inc. (a)	79,000	2,577,770
	Pharmaceutical Product Development, Inc.	127,200	4,642,800
	Qiagen N.V. (a)	105,000	1,828,050
	Thermo Fisher Scientific, Inc. (a)	166,900	9,112,740
	Waters Corp. (a)	49,800	3,002,940
Life Sciences Tools & Services Total			25,064,130
Pharmaceuticals – 4.1%
	Abbott Laboratories	177,900	10,024,665
	Johnson & Johnson	193,970	12,272,482
	Merck & Co., Inc.	253,500	13,296,075
	Novartis AG, ADR	97,293	5,465,921
	Novo-Nordisk A/S, Class B	29,600	3,117,309

5

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Pfizer, Inc.	280,000	7,697,200
Pharmaceuticals Total			51,873,652
HEALTH CARE TOTAL			183,785,911
INDUSTRIALS – 10.0%
Aerospace & Defense – 1.8%
	Boeing Co.	32,900	3,309,411
	Goodrich Corp.	112,100	6,668,829
	Rockwell Collins, Inc.	37,800	2,671,326
	Spirit Aerosystems Holdings, Inc., Class A (a)	92,300	3,222,193
	United Technologies Corp.	105,300	7,428,915
Aerospace & Defense Total			23,300,674
Air Freight & Logistics – 1.0%
	FedEx Corp.	33,400	3,728,108
	United Parcel Service, Inc., Class B	54,500	3,922,365
	UTI Worldwide, Inc.	173,300	4,850,667
Air Freight & Logistics Total			12,501,140
Airlines – 0.6%
	Gol Linhas Aereas Inteligentes SA, ADR	184,900	6,064,720
	UAL Corp. (a)	46,800	1,837,368
Airlines Total			7,902,088
Commercial Services & Supplies – 1.9%
	Equifax, Inc.	152,200	6,396,966
	Monster Worldwide, Inc. (a)	79,100	3,734,311
	Republic Services, Inc.	130,200	3,942,456
	Waste Management, Inc.	272,600	10,541,442
Commercial Services & Supplies Total			24,615,175
Industrial Conglomerates – 2.9%
	3M Co.	123,400	10,854,264
	General Electric Co.	490,100	18,417,958
	McDermott International, Inc. (a)	88,000	6,864,000
Industrial Conglomerates Total			36,136,222
Machinery – 1.3%
	Joy Global, Inc.	162,400	9,196,712
	Mueller Water Products, Inc., Class B	216,500	3,431,525
	Tata Motors Ltd.	208,300	3,882,712
Machinery Total			16,510,949

6

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Marine – 0.3%
	Ultrapetrol Bahamas Ltd. (a)	161,200	3,697,928
Marine Total			3,697,928
Trading Companies & Distributors – 0.2%
	WESCO International, Inc. (a)	39,700	2,573,354
Trading Companies & Distributors Total			2,573,354
INDUSTRIALS TOTAL			127,237,530
INFORMATION TECHNOLOGY – 13.9%
Communications Equipment – 3.4%
	Cisco Systems, Inc. (a)	668,900	18,006,788
	Corning, Inc. (a)	273,800	6,845,000
	Nokia Oyj, ADR	341,200	9,342,056
	QUALCOMM, Inc.	203,300	8,731,735
Communications Equipment Total			42,925,579
Computers & Peripherals – 3.4%
	Apple, Inc. (a)	72,100	8,764,476
	Hewlett-Packard Co.	393,600	17,991,456
	International Business Machines Corp.	132,262	14,099,129
	Network Appliance, Inc. (a)	76,000	2,446,440
Computers & Peripherals Total			43,301,501
Electronic Equipment & Instruments – 0.2%
	Daktronics, Inc.	83,100	1,991,076
Electronic Equipment & Instruments Total			1,991,076
Internet Software & Services – 2.4%
	eBay, Inc. (a)	231,300	7,531,128
	Equinix, Inc. (a)	21,500	1,878,670
	Google, Inc., Class A (a)	43,300	21,552,575
Internet Software & Services Total			30,962,373
IT Services – 0.2%
	Global Payments, Inc.	64,500	2,582,580
IT Services Total			2,582,580
Semiconductors & Semiconductor Equipment – 2.2%
	ASML Holding N.V., N.Y. Registered Shares (a)	69,100	1,780,707
	Intel Corp.	146,200	3,241,254
	Intersil Corp., Class A	100,200	3,016,020
	Marvell Technology Group Ltd. (a)	118,500	1,862,820
	MEMC Electronic Materials, Inc. (a)	59,729	3,630,329
	NVIDIA Corp. (a)	114,800	3,980,116
	Samsung Electronics Co. Ltd., GDR (b)	12,000	3,438,000
	Texas Instruments, Inc.	124,900	4,416,464

7

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Verigy Ltd. (a)	74,100	2,120,001
Semiconductors & Semiconductor Equipment Total			27,485,711
Software – 2.1%
	ANSYS, Inc. (a)	44,200	2,482,272
	Microsoft Corp.	578,300	17,736,461
	Oracle Corp. (a)	325,800	6,314,004
Software Total			26,532,737
INFORMATION TECHNOLOGY TOTAL			175,781,557
MATERIALS – 3.5%
Chemicals – 1.3%
	Huntsman Corp.	199,400	3,988,000
	Lyondell Chemical Co.	273,300	10,158,561
	Monsanto Co.	30,200	1,860,320
Chemicals Total			16,006,881
Metals & Mining – 2.0%
	Alcoa, Inc.	103,000	4,251,840
	Arcelor Mittal, Class A	90,700	5,441,093
	Companhia Vale do Rio Doce, ADR	69,700	3,167,865
	Freeport-McMoRan Copper & Gold, Inc., Class B	101,300	7,972,310
	Newmont Mining Corp.	97,900	3,982,572
Metals & Mining Total			24,815,680
Paper & Forest Products – 0.2%
	Bowater, Inc.	84,800	1,762,992
	Weyerhaeuser Co.	16,000	1,311,360
Paper & Forest Products Total			3,074,352
MATERIALS TOTAL			43,896,913
TELECOMMUNICATION SERVICES – 3.7%
Diversified Telecommunication Services – 2.8%
	AT&T, Inc.	378,218	15,635,532
	Cogent Communications Group, Inc. (a)	24,100	691,670
	Qwest Communications International, Inc. (a)	413,800	4,258,002
	Tele2 AB, Class B	420,100	7,012,393
	Telekomunikasi Indonesia, ADR	118,000	5,186,100
	Time Warner Telecom, Inc., Class A (a)	134,900	2,611,664
Diversified Telecommunication Services Total			35,395,361

8

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – 0.9%
	American Tower Corp., Class A (a)	68,500	2,957,830
	China Mobile Ltd., ADR	26,700	1,239,414
	Millicom International Cellular SA (a)	14,900	1,267,692
	NII Holdings, Inc. (a)	47,700	3,886,119
	Philippine Long Distance Telephone Co., ADR	46,400	2,612,784
Wireless Telecommunication Services Total			11,963,839
TELECOMMUNICATION SERVICES TOTAL			47,359,200
UTILITIES – 3.8%
Electric Utilities – 1.7%
	Entergy Corp.	60,600	6,841,740
	FPL Group, Inc.	141,900	9,071,667
	PPL Corp.	122,200	5,616,312
Electric Utilities Total			21,529,719
Independent Power Producers & Energy Traders – 0.8%
	Constellation Energy Group, Inc.	67,700	6,212,829
	NRG Energy, Inc. (a)	50,600	4,447,234
Independent Power Producers & Energy Traders Total			10,660,063
Multi-Utilities – 1.3%
	PG&E Corp.	139,078	6,850,982
	Public Service Enterprise Group, Inc.	107,300	9,543,262
Multi-Utilities Total			16,394,244
UTILITIES TOTAL			48,584,026

	Total Common Stocks (cost of $995,514,865)		1,247,100,939

		Par ($)
Short-Term Obligation – 2.0%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/07, due on 06/01/07, at 5.010%, collateralized by U.S. Government Obligations with various maturities to 05/31/09, market value of $26,645,181 (repurchase proceeds $26,125,635)	26,122,000	26,122,000

	Total Short-Term Obligation (cost of $26,122,000)		26,122,000

9

Total Investments – 100.4% (cost of $1,021,636,865)(c)(d)	1,273,222,939

Other Assets & Liabilities, Net – (0.4)%	(5,417,714)

Net Assets – 100.0%	1,267,805,225

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the value of this security, which is not illiquid, amounted to $3,438,000   which represents 0.3% of net assets.

(c)	Cost for federal income tax purposes is $1,021,636,865.

(d)	Unrealized appreciation and depreciation at May 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$256,849,415	$(5,263,341)	$251,586,074

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

10

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Balanced Fund

	Shares	Value ($)*
Common Stocks – 62.5%
CONSUMER DISCRETIONARY – 8.1%
Hotels, Restaurants & Leisure – 0.3%
Hilton Hotels Corp.	19,800	703,890
Hotels, Restaurants & Leisure Total		703,890
Media – 3.2%
Cinemark Holdings, Inc. (a)	54,900	1,062,315
News Corp., Class A	62,900	1,389,461
Omnicom Group, Inc.	21,100	2,221,830
Time Warner, Inc.	114,700	2,451,139
Media Total		7,124,745
Multiline Retail – 1.7%
Kohl’s Corp. (a)	19,300	1,453,676
Target Corp.	36,300	2,266,209
Multiline Retail Total		3,719,885
Specialty Retail – 1.3%
Office Depot, Inc. (a)	36,300	1,321,320
Urban Outfitters, Inc. (a)	53,500	1,422,030
Specialty Retail Total		2,743,350
Textiles, Apparel & Luxury Goods – 1.6%
Coach, Inc. (a)	7,400	380,064
NIKE, Inc., Class B	55,700	3,160,975
Textiles, Apparel & Luxury Goods Total		3,541,039
CONSUMER DISCRETIONARY TOTAL		17,832,909
CONSUMER STAPLES – 4.6%
Beverages – 1.6%
Coca-Cola Co.	68,640	3,637,233
Beverages Total		3,637,233
Food Products – 0.5%
Kraft Foods, Inc., Class A	31,387	1,062,136
Food Products Total		1,062,136
Household Products – 0.8%
Colgate-Palmolive Co.	28,130	1,883,585
Household Products Total		1,883,585
Personal Products – 0.9%
Herbalife Ltd.	46,800	1,883,700
Personal Products Total		1,883,700

1

	Par ($)	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 0.8%
Altria Group, Inc.	23,700	1,685,070
Tobacco Total		1,685,070
CONSUMER STAPLES TOTAL		10,151,724
ENERGY – 6.1%
Energy Equipment & Services – 1.9%
Halliburton Co.	57,600	2,070,720
Transocean, Inc. (a)	12,510	1,228,982
Weatherford International Ltd. (a)	18,400	999,856
Energy Equipment & Services Total		4,299,558
Oil, Gas & Consumable Fuels – 4.2%
Anadarko Petroleum Corp.	34,500	1,712,925
Apache Corp.	27,100	2,188,325
ConocoPhillips	41,500	3,213,345
Devon Energy Corp.	27,470	2,109,147
Oil, Gas & Consumable Fuels Total		9,223,742
ENERGY TOTAL		13,523,300
FINANCIALS – 12.6%
Capital Markets – 0.9%
Charles Schwab Corp.	91,100	2,047,017
Capital Markets Total		2,047,017
Consumer Finance – 1.0%
American Express Co.	34,005	2,209,645
Consumer Finance Total		2,209,645
Diversified Financial Services – 4.8%
Citigroup, Inc.	102,833	5,603,370
JPMorgan Chase & Co.	94,780	4,912,447
Diversified Financial Services Total		10,515,817
Insurance – 4.5%
Ambac Financial Group, Inc.	15,700	1,406,877
American International Group, Inc.	29,250	2,115,945
Berkshire Hathaway, Inc., Class B (a)	976	3,538,000
Principal Financial Group, Inc.	26,200	1,592,960
Unum Group	50,500	1,340,270
Insurance Total		9,994,052
Thrifts & Mortgage Finance – 1.4%
Fannie Mae	20,900	1,335,928

2

	Par ($)	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – (continued)
Washington Mutual, Inc.	40,300	1,761,916
Thrifts & Mortgage Finance Total		3,097,844
FINANCIALS TOTAL		27,864,375
HEALTH CARE – 11.2%
Biotechnology – 1.0%
Amgen, Inc. (a)	13,100	737,923
Genentech, Inc. (a)	18,900	1,507,653
Biotechnology Total		2,245,576
Health Care Equipment & Supplies – 2.7%
Baxter International, Inc.	32,400	1,841,616
Medtronic, Inc.	34,300	1,823,731
Stryker Corp.	5,300	356,743
Zimmer Holdings, Inc. (a)	21,600	1,902,096
Health Care Equipment & Supplies Total		5,924,186
Health Care Providers & Services – 3.2%
Cardinal Health, Inc.	38,150	2,764,349
McKesson Corp.	42,630	2,691,232
UnitedHealth Group, Inc.	30,300	1,659,531
Health Care Providers & Services Total		7,115,112
Life Sciences Tools & Services – 1.0%
Thermo Fisher Scientific, Inc. (a)	38,630	2,109,198
Life Sciences Tools & Services Total		2,109,198
Pharmaceuticals – 3.3%
Abbott Laboratories	55,499	3,127,369
Johnson & Johnson	30,100	1,904,427
Wyeth	40,900	2,365,656
Pharmaceuticals Total		7,397,452
HEALTH CARE TOTAL		24,791,524
INDUSTRIALS – 6.4%
Aerospace & Defense – 1.3%
Honeywell International, Inc.	49,690	2,877,548
Aerospace & Defense Total		2,877,548
Industrial Conglomerates – 3.2%
General Electric Co.	129,400	4,862,852
Tyco International Ltd.	69,600	2,321,856
Industrial Conglomerates Total		7,184,708
Machinery – 0.9%
Caterpillar, Inc.	24,500	1,925,210
Machinery Total		1,925,210

3

	Par ($)	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 1.0%
Union Pacific Corp.	18,460	2,227,753
Road & Rail Total		2,227,753
INDUSTRIALS TOTAL		14,215,219
INFORMATION TECHNOLOGY – 12.6%
Communications Equipment – 3.2%
Alcatel-Lucent, ADR	82,900	1,137,388
Cisco Systems, Inc. (a)	123,950	3,336,734
Nokia Oyj, ADR	49,300	1,349,834
QUALCOMM, Inc.	30,700	1,318,565
Communications Equipment Total		7,142,521
Computers & Peripherals – 1.1%
Hewlett-Packard Co.	52,500	2,399,775
Computers & Peripherals Total		2,399,775
Internet Software & Services – 3.8%
eBay, Inc. (a)	87,700	2,855,512
Google, Inc., Class A (a)	6,100	3,036,275
VeriSign, Inc. (a)	83,400	2,487,822
Internet Software & Services Total		8,379,609
Semiconductors & Semiconductor Equipment – 1.2%
Intersil Corp., Class A	31,800	957,180
Texas Instruments, Inc.	48,400	1,711,424
Semiconductors & Semiconductor Equipment Total		2,668,604
Software – 3.3%
Microsoft Corp.	170,490	5,228,928
Oracle Corp. (a)	113,075	2,191,394
Software Total		7,420,322
INFORMATION TECHNOLOGY TOTAL		28,010,831
TELECOMMUNICATION SERVICES – 0.9%
Diversified Telecommunication Services – 0.9%
Verizon Communications, Inc.	44,600	1,941,438
Diversified Telecommunication Services Total		1,941,438
TELECOMMUNICATION SERVICES TOTAL		1,941,438

Total Common Stocks (cost of $112,009,466)		138,331,320

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – 9.4%
BASIC MATERIALS – 0.3%
Chemicals – 0.0%
Lyondell Chemical Co.
	8.000% 09/15/14	15,000	15,863
	8.250% 09/15/16	85,000	92,012
Chemicals Total			107,875
Forest Products & Paper – 0.2%
Georgia-Pacific Corp.
	8.000% 01/15/24	100,000	100,750
Weyerhaeuser Co.
	7.375% 03/15/32	225,000	233,260
Forest Products & Paper Total			334,010
Metals & Mining – 0.1%
Vale Overseas Ltd.
	6.250% 01/23/17	200,000	201,246
Metals & Mining Total			201,246
BASIC MATERIALS TOTAL			643,131
COMMUNICATIONS – 1.4%
Media – 0.6%
Charter Communications Holdings II LLC/ Charter Communications Holdings II/ Capital Corp.
	10.250% 09/15/10	100,000	106,500
Comcast Corp.
	7.050% 03/15/33	375,000	395,961
Lamar Media Corp.
	7.250% 01/01/13	95,000	97,612
News America, Inc.
	6.550% 03/15/33	275,000	276,945
Quebecor Media, Inc.
	7.750% 03/15/16	100,000	105,000
Sinclair Broadcast Group, Inc.
	8.000% 03/15/12	55,000	56,925
Time Warner Cable, Inc.
	6.550% 05/01/37(b)	250,000	246,273
Media Total			1,285,216
Telecommunication Services – 0.8%
AT&T, Inc.
	5.100% 09/15/14	225,000	217,393
Citizens Communications Co.
	7.875% 01/15/27	120,000	123,300
Intelsat Bermuda Ltd.
	9.250% 06/15/16	100,000	110,750

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	200,000	256,210
Sprint Capital Corp.
	6.875% 11/15/28	200,000	195,177
Telecom Italia Capital SA
	7.200% 07/18/36	200,000	209,672
Telefonica Emisones SAU
	5.984% 06/20/11	300,000	303,901
Vodafone Group PLC
	5.000% 12/16/13	300,000	289,435
Windstream Corp.
	8.625% 08/01/16	100,000	109,250
Telecommunication Services Total			1,815,088
COMMUNICATIONS TOTAL			3,100,304
CONSUMER CYCLICAL – 0.6%
Apparel – 0.0%
Levi Strauss & Co.
	9.750% 01/15/15	90,000	97,762
Apparel Total			97,762
Home Builders – 0.2%
D.R. Horton, Inc.
	5.625% 09/15/14	275,000	259,473
K. Hovnanian Enterprises, Inc.
	6.000% 01/15/10	25,000	24,031
	6.375% 12/15/14	25,000	23,219
KB Home
	5.875% 01/15/15	60,000	55,800
Home Builders Total			362,523
Lodging – 0.2%
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	225,000	191,250
MGM Mirage
	7.500% 06/01/16	100,000	98,500
Station Casinos, Inc.
	6.875% 03/01/16	110,000	101,475
Lodging Total			391,225
Retail – 0.2%
Macy’s Retail Holdings, Inc.
	5.900% 12/01/16	230,000	226,234

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Wal-Mart Stores, Inc.
	4.125% 07/01/10	300,000	290,072
Retail Total			516,306
CONSUMER CYCLICAL TOTAL			1,367,816
CONSUMER NON-CYCLICAL – 0.6%
Beverages – 0.1%
Cott Beverages, Inc.
	8.000% 12/15/11	95,000	97,494
Beverages Total			97,494
Commercial Services – 0.0%
Ashtead Capital, Inc.
	9.000% 08/15/16(b)	25,000	27,062
Commercial Services Total			27,062
Food – 0.3%
ConAgra Foods, Inc.
	6.750% 09/15/11	160,000	166,711
Kroger Co.
	6.200% 06/15/12	400,000	404,980
Food Total			571,691
Healthcare Services – 0.1%
HCA, Inc.
	9.250% 11/15/16(b)	25,000	27,406
PIK		,
	9.625% 11/15/16(b)	75,000	82,688
Tenet Healthcare Corp.
	9.875% 07/01/14	100,000	102,500
Triad Hospitals, Inc.
	7.000% 05/15/12	25,000	26,000
Healthcare Services Total			238,594
Household Products/Wares – 0.1%
Fortune Brands, Inc.
	5.375% 01/15/16	300,000	281,940
Household Products/Wares Total			281,940
CONSUMER NON-CYCLICAL TOTAL			1,216,781
ENERGY – 0.9%
Oil & Gas – 0.6%
Anadarko Petroleum Corp.
	6.450% 09/15/36	150,000	145,945
Canadian Natural Resources Ltd.
	5.700% 05/15/17	250,000	245,680

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Chesapeake Energy Corp.
	6.375% 06/15/15	100,000	100,000
Devon Financing Corp. ULC
	7.875% 09/30/31	250,000	294,784
Nexen, Inc.
	5.875% 03/10/35	225,000	205,794
Valero Energy Corp.
	6.875% 04/15/12	275,000	289,061
Oil & Gas Total			1,281,264
Pipelines – 0.3%
El Paso Performance-Linked Trust
	7.750% 07/15/11(b)	100,000	105,750
Energy Transfer Partners LP
	6.625% 10/15/36	200,000	200,365
MarkWest Energy Partners LP
	8.500% 07/15/16	100,000	105,250
TransCanada Pipelines Ltd.
	6.350% 05/15/67(c)	245,000	239,841
Williams Companies, Inc.
	6.375% 10/01/10(b)	45,000	45,731
Pipelines Total			696,937
ENERGY TOTAL			1,978,201
FINANCIALS – 4.2%
Banks – 1.2%
Capital One Financial Corp.
	5.500% 06/01/15	325,000	317,008
Marshall & Ilsley Corp.
	4.375% 08/01/09	700,000	686,113
PNC Funding Corp.
	5.625% 02/01/17	240,000	237,490
SunTrust Preferred Capital I
	5.853% 12/15/11(c)	200,000	200,341
USB Capital IX
	6.189% 04/15/49(c)	375,000	380,266
Wachovia Corp.
	4.875% 02/15/14	300,000	287,787
Wells Fargo & Co.
	5.125% 09/01/12	600,000	590,647
Banks Total			2,699,652

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 2.5%
AGFC Capital Trust I
	6.000% 01/15/67(b)(c)	280,000	270,434
American General Finance Corp.
	5.375% 09/01/09	375,000	373,808
Ameriprise Financial, Inc.
	7.518% 06/01/66(c)	200,000	212,827
CIT Group, Inc.
	6.100% 03/15/67(c)	100,000	93,543
Citigroup, Inc.
	5.000% 09/15/14	700,000	674,211
Countrywide Home Loans, Inc.
	4.125% 09/15/09	300,000	290,719
Ford Motor Credit Co.
	7.375% 02/01/11	100,000	99,628
General Electric Capital Corp.
	5.000% 01/08/16	650,000	625,672
GMAC LLC
	8.000% 11/01/31	85,000	93,381
Goldman Sachs Group, Inc.
	6.345% 02/15/34	370,000	364,575
HSBC Finance Corp.
	5.000% 06/30/15	650,000	618,253
JPMorgan Chase Capital XVIII
	6.950% 08/17/36	425,000	440,996
Merrill Lynch & Co., Inc.
	4.125% 01/15/09	500,000	489,816
Morgan Stanley
	4.750% 04/01/14	400,000	376,490
Residential Capital LLC
	6.500% 04/17/13	200,000	197,673
SLM Corp.
	5.375% 05/15/14	225,000	201,743
Diversified Financial Services Total			5,423,769
Insurance – 0.1%
AMBAC Financial Group, Inc.
	6.150% 02/15/37(c)	135,000	125,387
Metlife, Inc.
	6.400% 12/15/36	205,000	196,240
Insurance Total			321,627

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12	250,000	255,245
Simon Property Group LP
	5.750% 12/01/15	250,000	250,997
Real Estate Investment Trusts (REITs)Total			506,242
Savings & Loans – 0.2%
Washington Mutual, Inc.
	4.200% 01/15/10	430,000	416,655
Savings & Loans Total			416,655
FINANCIALS TOTAL			9,367,945
INDUSTRIALS – 0.6%
Environmental Control – 0.1%
Allied Waste North America, Inc.
	7.125% 05/15/16	100,000	102,875
Environmental Control Total			102,875
Miscellaneous Manufacturing – 0.0%
Bombardier, Inc.
	6.300% 05/01/14(b)	105,000	102,375
Miscellaneous Manufacturing Total			102,375
Transportation – 0.5%
Canadian National Railway Co.
	7.195% 01/02/16	491,107	542,183
Union Pacific Corp.
	3.875% 02/15/09	500,000	487,307
Transportation Total			1,029,490
INDUSTRIALS TOTAL			1,234,740
TECHNOLOGY – 0.0%
Semiconductors – 0.0%
Freescale Semiconductor, Inc.
PIK,
	9.125% 12/15/14(b)	100,000	99,000
Semiconductors Total			99,000
TECHNOLOGY TOTAL			99,000
UTILITIES – 0.8%
Electric – 0.6%
CMS Energy Corp.
	6.875% 12/15/15	20,000	20,749
	8.500% 04/15/11	10,000	10,866
Commonwealth Edison Co.

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
	5.950% 08/15/16	325,000	321,753
Indiana Michigan Power Co.
	5.650% 12/01/15	275,000	271,503
NRG Energy, Inc.
	7.250% 02/01/14	15,000	15,413
Pacific Gas & Electric Co.
	5.800% 03/01/37	170,000	162,461
Progress Energy, Inc.
	7.750% 03/01/31	250,000	295,868
Southern California Edison Co.
	5.000% 01/15/14	275,000	266,826
Electric Total			1,365,439
Gas – 0.2%
Sempra Energy
	4.750% 05/15/09	375,000	370,309
Gas Total			370,309
UTILITIES TOTAL			1,735,748

	Total Corporate Fixed-Income Bonds & Notes (cost of $20,800,653)		20,743,666
Mortgage-Backed Securities – 9.4%
Federal Home Loan Mortgage Corp.
	5.500% 12/01/18	1,145,577	1,139,627
	5.500% 07/01/19	304,521	302,709
	5.500% 07/01/21	1,211,619	1,202,708
	5.500% 08/01/21	79,282	78,698
	5.500% 08/01/35	1,473,722	1,440,918
	6.000% 03/01/17	87,683	88,675
	6.000% 04/01/17	553,560	559,819
	6.000% 05/01/17	287,086	290,332
	6.000% 08/01/17	169,702	171,620
	6.000% 10/01/36	210,305	210,286
	6.500% 08/01/32	170,807	175,155
Federal National Mortgage Association
	5.000% 05/01/37	938,000	892,619
	5.500% 04/01/36	2,248,185	2,196,150
	5.500% 05/01/36	83,979	82,036
	5.500% 11/01/36	3,023,277	2,953,303
	5.794% 07/01/32(c)	531,757	534,057
	6.000% 09/01/36	708,145	707,621

11

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	6.000% 10/01/36	3,207,000	3,204,626
TBA:
	5.000% 06/01/37(d)	2,963,000	2,819,478
	6.500% 06/01/37(d)	1,606,000	1,631,094
Government National Mortgage Association
	7.000% 10/15/31	72,333	75,615
	7.000% 04/15/32	66,627	69,668
	7.000% 05/15/32	93,618	97,890

	Total Mortgage-Backed Securities (cost of $21,081,864)		20,924,704
Collateralized Mortgage Obligations – 6.5%
AGENCY – 4.0%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	1,820,000	1,766,662
	4.000% 10/15/18	1,900,000	1,730,276
	4.500% 10/15/18	1,418,544	1,394,856
	4.500% 02/15/27	630,000	616,643
	4.500% 08/15/28	720,000	694,365
Federal National Mortgage Association
	6.000% 04/25/32	2,600,000	2,621,065
AGENCY TOTAL			8,823,867
NON - AGENCY – 2.5%
Bear Stearns Adjustable Rate Mortgage Trust
	5.491% 02/25/47(c)	1,505,463	1,500,198
Bear Stearns Asset Backed Securities, Inc.
	5.000% 01/25/34(c)	1,043,341	1,025,664
SACO I, Inc.
	(e) 09/25/24	9,235	8,633
Structured Asset Securities Corp.
	5.500% 05/25/33	659,107	651,201
	5.500% 07/25/33	933,509	925,335
WaMu Mortgage Pass Through Certificates
	5.722% 02/25/37(c)	1,475,323	1,473,033
NON - AGENCY TOTAL			5,584,064

	Total Collateralized Mortgage Obligations (cost of $14,622,157)		14,407,931

12

		Par ($)	Value ($)
Government & Agency Obligations – 5.2%
FOREIGN GOVERNMENT OBLIGATIONS – 0.6%
Province of Ontario
	3.500% 09/17/07	1,000,000	995,269
United Mexican States
	7.500% 04/08/33	250,000	302,000
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			1,297,269
U.S. GOVERNMENT AGENCIES – 1.8%
Federal Home Loan Bank
	5.125% 10/19/16	700,000	693,457
Federal Home Loan Mortgage Corp.
	6.625% 09/15/09	760,000	783,730
Federal National Mortgage Association
	5.250% 08/01/12	2,400,000	2,391,761
U.S. GOVERNMENT AGENCIES TOTAL			3,868,948
U.S. GOVERNMENT OBLIGATIONS – 2.8%
U.S. Treasury Bonds
	5.375% 02/15/31	500,000	521,445
	6.250% 08/15/23	1,120,000	1,259,738
U.S. Treasury Inflation Indexed Notes
	2.500% 07/15/16	1,443,487	1,443,149
U.S. Treasury Notes
	3.875% 02/15/13	3,220,000	3,066,799
U.S. GOVERNMENT OBLIGATIONS TOTAL			6,291,131

	Total Government & Agency Obligations (cost of $11,498,435)		11,457,348
Commercial Mortgage-Backed Securities – 3.3%
Bear Stearns Commercial Mortgage Securities
	5.449% 12/11/40(c)	500,000	491,082
	5.458% 03/11/39(c)	760,000	753,298
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.447% 06/12/47	791,000	781,171
	4.780% 07/15/42	1,350,000	1,270,126
Merrill Lynch / Countrywide Commercial Mortgage Trust
	5.750% 06/12/50(c)(d)	1,128,000	1,134,155
Morgan Stanley Capital I
	5.370% 12/15/43	1,053,000	1,023,514
Nationslink Funding Corp.

13

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
	6.888% 11/10/30	1,853,508	1,855,197

	Total Commercial Mortgage-Backed Securities (cost of $7,437,489)		7,308,543
Asset-Backed Securities – 1.0%
Cityscape Home Equity Loan Trust
	7.410% 05/25/28	416,187	414,500
First Alliance Mortgage Loan Trust
	7.340% 06/20/27	82,750	82,492
IMC Home Equity Loan Trust
	7.310% 11/20/28	1,107,297	1,103,555
	7.520% 08/20/28	665,720	663,650

	Total Asset-Backed Securities (cost of $2,258,040)		2,264,197

Short-Term Obligation – 4.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/07, due on 06/01/07, at 5.010%, collateralized by a U.S. Treasury Obligation maturing 02/15/12, market value of $9,842,162 (repurchase proceeds $9,648,343)	9,647,000	9,647,000

	Total Short-Term Obligation (cost of $9,647,000)		9,647,000

14

Total Investments – 101.6% (cost of $199,355,104)(f)(g)	225,084,709

Other Assets & Liabilities, Net – (1.6)%	(3,607,806)

Net Assets – 100.0%	221,476,903

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities, which are not illiquid, amounted to $1,006,719, which represents 0.5% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2007.

(d)	Security, or a portion thereof, purchased on a delayed delivery basis.

(e)	Zero coupon bond.

(f)	Cost for federal income tax purposes is $199,317,948.

(g)	Unrealized appreciation and depreciation at May 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$27,419,553	$(1,652,792)	$25,766,761

Acronym	Name

ADR	American Depositary Receipt
PIK	Payment-In-Kind
TBA	To Be Announced

15

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Oregon Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.3%
EDUCATION – 5.5%
Education – 5.5%
OR Facilities Authority
	Linfield College Project,
	Series 2005 A,
	5.000% 10/01/20	1,825,000	1,894,149
OR Health Sciences University
	Series 1996 A,
	Insured: MBIA:
	(a) 07/01/09	1,530,000	1,412,282
	(a) 07/01/12	1,315,000	1,075,210
	(a) 07/01/14	2,550,000	1,914,208
	(a) 07/01/15	4,325,000	3,104,269
	(a) 07/01/21	12,515,000	6,761,354
OR Health, Housing, Educational & Cultural Facilities Authority
	Linfield College Project,
	Series 1998 A:
	4.650% 10/01/09	555,000	561,083
	5.500% 10/01/18	1,000,000	1,023,070
	Reed College Project,
	Series 1995 A,
	Insured: MBIA
	5.100% 07/01/10	900,000	917,865
OR Multnomah County Educational Facilities Authority
	University of Portland Project,
	Series 2000:
	5.700% 04/01/15	1,000,000	1,038,390
	6.000% 04/01/20	1,000,000	1,045,640
	6.000% 04/01/25	500,000	523,090
Education Total			21,270,610
EDUCATION TOTAL			21,270,610
HEALTH CARE – 8.6%
Continuing Care Retirement – 0.8%
OR Albany Hospital Facility Authority
	Mennonite Home Albany,
	Series 2004 PJ-A:
	4.750% 10/01/11	660,000	676,797
	5.000% 10/01/12	680,000	706,649
OR Multnomah County Hospital Facilities Authority
	Terwilliger Plaza, Inc.,
	Series 2006 A,
	5.250% 12/01/26	1,400,000	1,430,002
Continuing Care Retirement Total			2,813,448

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – 7.8%
OR Benton County Hospital Facilities Authority
	Samaritan Health Services Project,
	Series 1998:
	4.400% 10/01/07	220,000	220,253
	4.800% 10/01/11	245,000	249,065
	5.200% 10/01/17	2,255,000	2,295,207
OR Clackamas County Hospital Facility Authority
	Legacy Health System, IBC,
	Series 1999,
	Insured: MBIA
	5.500% 02/15/13	495,000	514,924
	Legacy Health System:
	Series 1999:
	5.000% 02/15/16	1,010,000	1,037,038
	5.500% 02/15/13	5,450,000	5,663,476
	5.500% 02/15/14	2,385,000	2,478,420
	Series 2001:
	4.600% 05/01/10	885,000	900,187
	5.250% 05/01/21	4,890,000	5,084,915
	5.750% 05/01/12	2,000,000	2,142,240
	5.750% 05/01/16	1,500,000	1,599,375
OR Medford Hospital Facilities Authority
	Asante Health System,
	Series 1998 A,
	Insured: MBIA:
	5.250% 08/15/10	485,000	497,353
	5.250% 08/15/11	260,000	266,375
OR Multnomah County Hospital Facilities Authority
	Providence Health System,
	Series 2004,
	5.250% 10/01/16	2,970,000	3,160,080
OR Salem Hospital Facility Authority
	Series 2006 A,
	5.000% 08/15/27	3,500,000	3,582,740
OR Umatilla County Hospital Facility Authority
	Catholic Health Initiatives,
	Series 2000 A,
	5.750% 12/01/20	285,000	301,251
Hospitals Total			29,992,899
HEALTH CARE TOTAL			32,806,347
HOUSING – 3.6%
Assisted Living/Senior – 0.5%
OR Clackamas County Hospital Facility Authority
	Robison Jewish Home Project,
	Series 2005:

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Assisted Living/Senior – (continued)
	5.000% 10/01/19	1,000,000	1,012,360
	5.125% 10/01/24	1,000,000	1,005,710
Assisted Living/Senior Total			2,018,070
Multi-Family – 0.6%
OR Clackamas County Housing Authority
	Multi-Family Housing,
	Easton Ridge,
	Series 1996 A,
	5.800% 12/01/16	2,255,000	2,257,638
Multi-Family Total			2,257,638
Single-Family – 2.5%
OR Housing & Community Services
	Department Mortgage Single Family Program:
	Series 1991 D,
	6.700% 07/01/13	255,000	263,356
	Series 1998 A,
	4.850% 07/01/10	120,000	122,042
	Series 1999 E,
	5.375% 07/01/21	2,735,000	2,809,939
	Series 1999 M, AMT,
	5.800% 07/01/12	135,000	138,170
	Series 2000 E,
	Insured: FHA:
	5.700% 07/01/12	440,000	445,738
	5.800% 07/01/14	385,000	390,405
	6.000% 07/01/20	1,080,000	1,104,981
	Series 2001 J,
	5.150% 07/01/24	1,605,000	1,636,763
	Series 2001 Q:
	4.700% 07/01/15	520,000	530,977
	4.900% 07/01/17	500,000	511,520
	Series 2006 A,
	4.300% 07/01/20	1,475,000	1,475,959
Single-Family Total			9,429,850
HOUSING TOTAL			13,705,558
OTHER – 27.8%
Other – 1.2%
OR Health, Housing, Educational & Cultural Facilities Authority
	Goodwill Industries Lane County,
	Series 1998 A,
	6.650% 11/15/22(b)(c)	3,515,000	3,554,544
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/14	1,200,000	1,262,952
Other Total			4,817,496

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(d) – 26.6%
OR Benton & Linn Counties
	School District No. 509J, Corvallis,
	Series 2003,
	Pre-refunded 06/01/13,
	Insured: FSA
	5.000% 06/01/17	2,665,000	2,817,571
OR Board of Higher Education
	Lottery Education Project,
	Series 1999 A:
	Pre-refunded 04/01/09,
	Insured: FSA
	5.250% 04/01/13	1,600,000	1,657,296
	Pre-refunded 04/01/11,
	Insured: FSA
	5.000% 04/01/14	2,705,000	2,814,742
	Series 2001 A,
	Pre-refunded 08/01/11,
	5.250% 08/01/14	1,225,000	1,288,308
OR Clackamas County Hospital Facility Authority
	Kaiser Permanente,
	Series 1998 A,
	Escrowed to Maturity,
	5.375% 04/01/14	7,135,000	7,395,856
	Willamette View, Inc. Project,
	Series 1999 A,
	Pre-refunded 11/01/09,
	6.850% 11/01/15	1,480,000	1,584,296
OR Clackamas County
	School District No. 086,
	Series 2000,
	Pre-refunded 06/15/10,
	6.000% 06/15/16	2,350,000	2,496,334
	School District No. 108,
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FSA
	5.375% 06/15/15	1,055,000	1,114,629
	School District No. 12, North Clackamas,
	Series 1998,
	Pre-refunded 06/01/09,
	Insured: FGIC
	5.250% 06/01/11	1,000,000	1,028,700
	School District No. 7J, Lake Oswega,
	Series 2001,
	Pre-refunded 06/01/11:
	5.375% 06/01/16	1,295,000	1,367,572
	5.375% 06/01/17	2,535,000	2,677,061
OR Coos County
	School District No. 13, North Bend,
	Series 2002,
	Pre-refunded 06/15/12,
	Insured: FSA
	5.500% 06/15/15	1,765,000	1,893,863

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(d) – (continued)
OR Department of Transportation
	Highway User Tax,
	Series 2002 A,
	Pre-refunded 11/15/12,
	5.500% 11/15/16	2,500,000	2,696,100
OR Deschutes County Hospital Facilities Authority
	Cascade Health Services, Inc.,
	Series 2002,
	Pre-refunded 01/01/12:
	5.500% 01/01/22	2,000,000	2,127,880
	5.600% 01/01/27	5,550,000	5,927,899
	5.600% 01/01/32	2,000,000	2,136,180
OR Deschutes County
	Certificates of Participation,
	Series 1998 A,
	Pre-refunded 06/01/09,
	5.050% 06/01/17	420,000	430,206
	School District No. 1,
	Series 2001 A,
	Pre-refunded 06/15/11,
	Insured: FSA
	5.500% 06/15/18	1,000,000	1,061,160
OR Jackson County
	School District No. 4, Phoenix-Talent,
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FSA
	5.500% 06/15/16	1,000,000	1,061,160
	School District No. 9, Eagle Point,
	Series 2000,
	Pre-refunded 06/15/11,
	5.625% 06/15/15	1,920,000	2,046,317
OR Linn County Community
	School District No. 9, Lebanon,
	Series 2001,
	Pre-refunded 06/15/13,
	Insured: FGIC
	5.550% 06/15/21	2,000,000	2,176,000
	School District No. 9,
	Series 2001,
	Pre-refunded 06/15/13,
	Insured: FGIC
	5.250% 06/15/15	405,000	433,710
OR Medford Hospital Facilities Authority
	Asante Health System,
	Series 1998 A,
	Pre-refunded 08/15/08,
	Insured: MBIA
	5.250% 08/15/11	540,000	554,850
OR Multnomah County
	School District No. 40,
	Series 2001,
	Pre-refunded 12/01/10,
	Insured: FSA
	5.000% 12/01/14	1,790,000	1,859,183
	School District No. 7, Reynolds,
	Series 2000,

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(d) – (continued)
	Pre-refunded 06/15/11:
	5.625% 06/15/14	2,670,000	2,845,659
	5.625% 06/15/17	1,000,000	1,065,790
OR Multnomah-Clackamas Counties
	Centennial School District No. 28-302,
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FGIC:
	5.375% 06/15/16	2,055,000	2,171,149
	5.375% 06/15/17	2,280,000	2,408,866
	5.375% 06/15/18	2,490,000	2,630,735
OR North Clackamas Parks & Recreation District Facilities
	Series 1993,
	Escrowed to Maturity,
	5.700% 04/01/13	2,310,000	2,439,961
OR Northern Oregon Corrections
	Series 1997,
	Pre-refunded 09/15/07,
	Insured: AMBAC
	5.300% 09/15/13	1,000,000	1,004,300
OR Portland Community College District
	Series 2001 A,
	Pre-refunded 06/01/11:
	5.375% 06/01/14	1,925,000	2,032,877
	5.375% 06/01/16	2,705,000	2,856,588
	5.375% 06/01/17	2,540,000	2,682,342
OR Powell Valley Water District
	Series 2000,
	Pre-refunded 08/01/09,
	6.000% 02/01/15	620,000	647,677
OR Salem Water & Sewer
	Series 2000,
	Pre-refunded 06/01/10,
	Insured: FSA
	5.300% 06/01/15	1,500,000	1,562,790
OR Tri-County Metropolitan Transportation District
	Series 1999 1,
	Pre-refunded 06/01/09,
	5.400% 06/01/19	4,200,000	4,370,604
OR Umatilla County Hospital Facility Authority
	Catholic Health Initiatives,
	Series 2000 A,
	Escrowed to Maturity:
	5.750% 12/01/20	245,000	260,758
	6.000% 12/01/30	4,825,000	5,157,877

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(d) – (continued)
OR Washington & Clackamas Counties
	School District No. 23J, Tigard,
	Series 2002,
	Pre-refunded 06/15/12,
	Insured: MBIA
	5.375% 06/15/17	1,500,000	1,601,010
OR Washington County
	School District No. 48J, Beaverton:
	Series 1998,
	Pre-refunded 08/01/08,
	5.250% 08/01/10	1,150,000	1,170,378
	Series 1999,
	Pre-refunded 06/01/09,
	Insured: FGIC
	5.100% 06/01/12	500,000	512,920
	Series 2001,
	Pre-refunded 01/01/11:
	5.125% 01/01/14	2,000,000	2,084,520
	5.125% 01/01/17	1,820,000	1,896,913
	5.125% 01/01/18	2,260,000	2,355,508
	Series 2001,
	Pre-refunded 06/01/11,
	5.500% 06/01/16	2,785,000	2,953,854
OR Washington, Multnomah & Yamhill Counties
	School District No. 1J,
	Series 1999,
	Pre-refunded 06/01/09,
	5.250% 06/01/14	500,000	514,350
OR Yamhill County
	School District No. 029J,
	Series 2002,
	Pre-refunded 06/15/12,
	Insured: MBIA
	5.250% 06/15/16	2,535,000	2,691,333
VI Virgin Islands Public Finance Authority
	Series 1989 A,
	Escrowed to Maturity,
	7.300% 10/01/18	1,185,000	1,441,635
Refunded/Escrowed Total			102,007,267
OTHER TOTAL			106,824,763
OTHER REVENUE – 1.9%
Recreation – 1.9%
OR Board of Higher Education
	Lottery Education Project:
	Series 1999 B,
	Insured: FSA
	5.250% 04/01/15	1,315,000	1,360,183
	Series 2003 A,
	Insured: FSA:
	5.000% 04/01/14	1,830,000	1,941,374

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Recreation – (continued)
	5.250% 04/01/11	4,000,000	4,137,440
Recreation Total			7,438,997
OTHER REVENUE TOTAL			7,438,997
TAX-BACKED – 39.2%
Local Appropriated – 0.5%
OR Deschutes & Jefferson County
	School District No. 02J,
	Series 2004 B,
	Insured: FGIC
	(a) 06/15/22	2,335,000	1,208,106
OR Multnomah County
	Certificates of Participation,
	Series 1998,
	4.550% 08/01/10	765,000	775,832
Local Appropriated Total			1,983,938
Local General Obligations – 21.9%
OR Aurora
	Series 1999,
	5.600% 06/01/24	1,205,000	1,240,343
OR Bend Municipal Airport Project
	Series 1999 B, AMT,
	5.375% 06/01/13	150,000	153,695
OR Canyonville South Umpqua Rural Fire District
	Series 2001,
	5.400% 07/01/31	610,000	616,179
OR Clackamas & Washington Counties
	School District No. 003JT,
	Series 2003,
	Insured: FGIC
	(a) 06/15/17	4,000,000	2,625,800
OR Clackamas Community College
	Series 2001,
	Insured: FGIC
	5.250% 06/15/15	1,500,000	1,574,400
OR Clackamas County
	School District No. 007J, Lake Oswego,
	Series 2005,
	Insured: FSA
	5.250% 06/01/21	2,000,000	2,218,340
	School District No. 108, Estacada,
	Series 2005,
	Insured: FSA
	5.500% 06/15/25	2,485,000	2,873,555
	School District No. 115,
	Series 2006 A,
	Insured: MBIA:

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	(a) 06/15/25	2,250,000	945,225
	(a) 06/15/26	2,610,000	1,043,426
	School District No. 12, North Clackamas,
	Series 2007 B,
	Insured: FSA
	(a) 06/15/22	4,000,000	3,485,680
	Series 2007,
	Insured: MBIA
	4.125% 06/01/27	2,000,000	1,891,660
OR Columbia County
	School District No. 502, Deferred Interest,
	Series 1999,
	Insured: FGIC:
	(a) 06/01/13	1,685,000	1,323,938
	(a) 06/01/14	1,025,000	772,040
OR Coos Bay
	Series 2000,
	4.900% 09/01/07	525,000	526,407
OR Crook County
	School District,
	Series 2002,
	Insured: FSA
	5.000% 02/01/14	2,860,000	2,992,761
OR Jackson County
	School District No. 009,
	Series 2005,
	Insured: MBIA:
	5.500% 06/15/20	1,000,000	1,134,870
	5.500% 06/15/21	1,410,000	1,604,509
	School District No. 6, Central Point,
	Series 2000,
	6.000% 06/15/09	1,090,000	1,137,688
OR Jefferson County
	School District No. 509J, Madras School District,
	Series 2002,
	Insured: FGIC
	5.250% 06/15/18	1,075,000	1,133,749
OR Josephine County
	Unit School District, Three Rivers,
	Series 2005,
	Insured: FGIC:
	5.000% 12/15/15	1,000,000	1,074,040
	5.000% 12/15/16	1,000,000	1,078,720
OR Lane County
	School District No. 19, Springfield:
	Series 1997,
	Insured: FGIC:
	6.000% 10/15/12	1,740,000	1,918,489
	6.000% 10/15/14	1,310,000	1,481,492
	Series 2006,
	Insured: FSA

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	(a) 06/15/25	5,160,000	2,191,142
	School District No. 4J, Eugene,
	Series 2002:
	5.000% 07/01/12	1,000,000	1,053,080
	5.250% 07/01/13	1,000,000	1,074,130
OR Linn Benton Community College
	Series 2001,
	Insured: FGIC
	(a) 06/15/13	1,000,000	783,560
	Series 2002,
	Insured: FGIC
	(a) 06/15/14	1,000,000	752,020
OR Linn County
	Community School District No. 9, Lebanon,
	Series 2001,
	Insured: FGIC
	5.250% 06/15/15	305,000	325,777
OR Madras Aquatic Center District
	Series 2005,
	5.000% 06/01/22	1,695,000	1,743,307
OR Multnomah-Clackamas Counties
	Centennial School District No. 28JT,
	Series 2006,
	Insured: AMBAC
	(a) 06/01/16	2,260,000	1,552,100
OR Portland Limited Tax
	Series 2001 B:
	(a) 06/01/12	1,750,000	1,434,195
	(a) 06/01/13	1,500,000	1,177,875
	(a) 06/01/16	3,500,000	2,408,980
	(a) 06/01/18	4,000,000	2,509,360
	(a) 06/01/19	4,000,000	2,395,080
	(a) 06/01/20	4,000,000	2,283,200
OR Rogue Community College District
	Series 2005,
	Insured: MBIA:
	5.000% 06/15/15	1,015,000	1,088,577
	5.000% 06/15/16	1,050,000	1,123,868
	5.000% 06/15/17	1,255,000	1,338,307
OR Tualatin Hills Park & Recreation District
	Series 1998,
	Insured: FGIC
	5.750% 03/01/14	990,000	1,097,524
OR Washington & Clackamas Counties
	Deferred Interest,
	Series 1999 A,

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	(a) 06/01/10	1,520,000	1,341,902
	School District No. 23J, Tigard:
	Series 2000,
	(a) 06/15/18	2,700,000	1,689,012
	Series 2005,
	Insured: MBIA
	5.000% 06/15/21	6,575,000	7,121,251
OR Washington, Clackamas & Yamhill Counties
	School District No. 88J,
	Series 2007 B,
	Insured: MBIA
	4.500% 06/15/23	8,125,000	8,183,662
OR Washington, Multnomah & Yamhill Counties
	School District No. 1J:
	Series 1998,
	5.000% 11/01/13	1,100,000	1,169,542
	Series 2006,
	Insured: MBIA
	(a) 06/15/25	4,065,000	1,723,397
OR Yamhill County
	School District No. 029J,
	Series 2005,
	Insured: FGIC
	5.500% 06/15/21	1,000,000	1,137,950
	School District No. 40,
	Series 1997,
	Insured: FGIC
	6.000% 06/01/09	500,000	521,385
Local General Obligations Total			84,067,189
Special Property Tax – 6.9%
OR Hood River Urban Renewal Agency
	Series 1996,
	6.250% 12/15/11	840,000	845,914
OR Lebanon Urban Renewal Agency
	Series 1999,
	5.625% 06/01/19	1,000,000	1,028,650
	Series 2000:
	5.750% 06/01/15	1,120,000	1,152,749
	6.000% 06/01/20	1,580,000	1,637,085
OR Medford Urban Renewal
	Series 1996,
	5.875% 09/01/10	500,000	500,730
OR Portland Airport Way Urban Renewal & Redevelopment
	Convention Center,
	Series 2000 A,
	Insured: AMBAC:
	5.750% 06/15/17	1,500,000	1,593,660
	5.750% 06/15/18	2,050,000	2,177,694

11

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
OR Portland Limited Tax
	Series 2003 A,
	3.400% 06/01/13	445,000	438,178
OR Portland River District Urban Renewal & Redevelopment
	Series 2003 A,
	Insured: AMBAC:
	5.000% 06/15/17	1,500,000	1,581,390
	5.000% 06/15/18	3,070,000	3,224,820
	5.000% 06/15/20	2,000,000	2,093,220
OR Portland Urban Renewal & Redevelopment
	South Park Blocks,
	Series 2000 A,
	Insured: AMBAC:
	5.750% 06/15/17	2,065,000	2,193,939
	5.750% 06/15/19	2,580,000	2,740,708
OR Redmond Urban Renewal Agency
	Downtown Area B,
	Series 1999:
	5.650% 06/01/13	720,000	736,265
	5.850% 06/01/19	785,000	803,290
	South Airport Industrial Area A,
	Series 1999,
	5.700% 06/01/19	650,000	661,089
OR Seaside Urban Renewal Agency
	Greater Seaside Urban Renewal,
	Series 2001,
	5.250% 06/01/15	1,000,000	1,028,070
OR Veneta Urban Renewal Agency
	Series 2001:
	5.375% 02/15/16	700,000	732,466
	5.625% 02/15/21	1,100,000	1,147,696
OR Wilsonville Limited Tax Improvement
	Series 1998,
	5.000% 12/01/10	110,000	110,644
Special Property Tax Total			26,428,257
State Appropriated – 6.4%
OR Department of Administrative Services
	Certificates of Participation:
	Series 1999 A,
	Insured: AMBAC:
	4.500% 05/01/12	1,020,000	1,035,841
	5.000% 05/01/13	4,240,000	4,370,465
	5.000% 05/01/14	1,000,000	1,030,770
	Series 2002 B,
	Insured: MBIA

12

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
	5.250% 05/01/10	840,000	871,886
	Series 2002 C,
	Insured: MBIA:
	5.250% 11/01/15	1,000,000	1,058,320
	5.250% 11/01/17	5,000,000	5,266,500
	Series 2002 E,
	Insured: FSA
	5.000% 11/01/13	1,470,000	1,543,309
	Series 2007 A,
	Insured FGIC:
	5.000% 05/01/24	2,630,000	2,788,168
	5.000% 05/01/25	2,780,000	2,940,267
	5.000% 05/01/26	2,800,000	2,959,096
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	5.750% 08/01/27	750,000	795,720
State Appropriated Total			24,660,342
State General Obligations – 3.5%
OR Board of Higher Education
	Deferred Interest,
	Series 2001 A,
	(a) 08/01/17	1,050,000	685,661
	Series 1996 A,
	(a) 08/01/14	490,000	366,074
	Series 2001 A:
	5.250% 08/01/14	255,000	268,008
	5.250% 08/01/16	780,000	817,955
	Series 2004 D,
	5.000% 08/01/24	3,620,000	3,781,452
OR Elderly & Disabled Housing
	Series 2001 B,
	4.950% 08/01/20	985,000	1,006,246
OR State
	Series 1980,
	9.200% 10/01/08	385,000	411,684
	Series 2002 A,
	5.250% 10/15/15	1,735,000	1,846,769
OR Veterans Welfare
	Series 1980,
	8.000% 07/01/08	580,000	605,584
	Series 2000 80A,
	5.700% 10/01/32	1,535,000	1,544,532
PR Commonwealth of Puerto Rico
	Series 2004 A,
	5.000% 07/01/30	1,000,000	1,034,390
	Series 2006 A,

13

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	5.250% 07/01/23	1,000,000	1,061,500
State General Obligations Total			13,429,855
TAX-BACKED TOTAL			150,569,581
TRANSPORTATION – 1.4%
Airports – 0.4%
OR Eugene Airport
	Series 2000, AMT,
	5.700% 05/01/08	515,000	522,086
OR Port of Portland International Airport
	Series 1998 12B,
	Insured: FGIC
	5.250% 07/01/12	1,000,000	1,028,200
Airports Total			1,550,286
Ports – 0.7%
OR Port Morrow
	Series 2000,
	6.700% 06/01/20	2,000,000	2,000,000
OR Port of St. Helens
	Series 1999:
	5.600% 08/01/14	315,000	320,790
	5.750% 08/01/19	425,000	432,909
Ports Total			2,753,699
Transportation – 0.3%
OR Tri-County Metropolitan Transportation District
	Series 2003 A,
	5.000% 09/01/15	1,000,000	1,051,900
Transportation Total			1,051,900
TRANSPORTATION TOTAL			5,355,885
UTILITIES – 9.3%
Independent Power Producers – 1.1%
OR Western Generation Agency
	Series 2006 A:
	5.000% 01/01/20	1,000,000	1,020,220
	5.000% 01/01/21	3,000,000	3,052,200
Independent Power Producers Total			4,072,420
Investor Owned – 2.3%
OR Port of St. Helens Pollution Control
	Portland General Electric Co.:
	Series 1985 A,
	4.800% 04/01/10	5,195,000	5,229,651
	Series 1985 B,

14

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
	4.800% 06/01/10	3,500,000	3,524,850
Investor Owned Total			8,754,501
Municipal Electric – 3.2%
OR Emerald Peoples Utility District
	Series 1996,
	Insured: FGIC:
	7.350% 11/01/10	2,160,000	2,396,844
	7.350% 11/01/11	2,000,000	2,275,380
	7.350% 11/01/12	2,490,000	2,899,506
	7.350% 11/01/13	2,675,000	3,189,804
	Series 2003 A,
	Insured: FSA
	5.250% 11/01/20	605,000	644,585
OR Eugene Electric Utilities System
	Series 2001 B,
	Insured: FSA
	5.250% 08/01/13	1,040,000	1,093,050
Municipal Electric Total			12,499,169
Water & Sewer – 2.7%
OR Myrtle Point Water
	Series 2000,
	6.000% 12/01/20	510,000	531,104
OR Portland Water Systems Revenue
	Series 2006 B,
	5.000% 10/01/16	5,330,000	5,735,027
OR Sheridan Water
	Series 1998,
	5.350% 04/01/18	300,000	302,136
	Series 2000:
	6.200% 05/01/15	625,000	655,512
	6.450% 05/01/20	520,000	547,159
OR Washington County Housing Authority
	Clean Water Services Sewer,
	Series 2004 Lien,
	Insured: MBIA
	5.000% 10/01/13	2,310,000	2,454,583
Water & Sewer Total			10,225,521
UTILITIES TOTAL			35,551,611

	Total Municipal Bonds (cost of $362,804,726)		373,523,352

Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	6,629	6,629

15

	Shares	Value ($)
Investment Company – (continued)

Total Investment Company (cost of $6,629)		6,629

		Par ($)
Short-Term Obligations – 1.5%
VARIABLE RATE DEMAND NOTES (e) – 1.5%
FL Orange County School Board
	Series 2000 B,
	Insured: AMBAC,
	SPA: SunTrust Bank N.A.
	3.900% 08/01/25	500,000	500,000
MS Jackson County Pollution Control
	Chevron Corp.,
	Series 1993,
	3.900% 06/01/23	1,500,000	1,500,000
NE Lancaster County Hospital Authority No. 1
	Bryanlgh Medical Center,
	Series 2002,
	SPA: U.S. Bank N.A.
	3.900% 06/01/18	600,000	600,000
PA Delaware County Industrial Development Authority
	Exelon Generation Co. LLC,
	Series 1999,
	LOC: Wachovia Bank N.A.
	3.870% 04/01/21	1,000,000	1,000,000
TX Harris County Health Facilities Development Corp.
	Texas Medical Center:
	Series 2001,
	Insured: MBIA
	3.880% 09/01/31	200,000	200,000
	Series 2006,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	3.880% 05/01/35	300,000	300,000
WA Housing Finance Commission
	Local 82-Jatc Educational Development Trust,
	Series 2000,
	LOC: U.S. Bank N.A.
	3.810% 11/01/25	600,000	600,000
WI Health & Educational Facilities Authority
	ProHealth Care, Inc.,
	Series 2001 B,
	Insured: AMBAC,
	SPA: JPMorgan Chase Bank
	3.900% 08/15/30	100,000	100,000

16

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (e) – (continued)
WY Sweetwater County Pollution Control Revenue
	Pacificorp Project,
	Series 1988 B,
	LOC: Barclays Bank PLC
	3.870% 01/01/14	200,000	200,000
WY Uinta County Pollution Control Revenue
	Chevron Corp.,
	Series 1992,
	3.900% 12/01/22	800,000	800,000
VARIABLE RATE DEMAND NOTES TOTAL			5,800,000

	Total Short-Term Obligations (cost of $5,800,000)		5,800,000

	Total Investments – 98.8% (cost of $368,611,355)(f)(g)		379,329,981

	Other Assets & Liabilities, Net – 1.2%		4,783,068

	Net Assets – 100.0%		384,113,049

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At May 31, 2007, the value of this security amounted to $3,554,544, which represents 0.9% of net assets.

17

	Acquisition	Acquisition
Security	Date	Cost

OR Health, Housing, Educational & Cultural Facilities Authority,
Goodwill Industries Lane County, Series 1998 A, 6.650% 11/15/22	06/17/98	$3,635,000

(c)	Illiquid security.

(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(e)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at May 31, 2007.

(f)	Cost for federal income tax purposes is $368,429,603.

(g)	Unrealized appreciation and depreciation at May 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$12,024,205	$(1,123,827)	$10,900,378

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
IBC	Insured Bond Certificates
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

18

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Conservative High Yield Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 97.0%
BASIC MATERIALS – 7.2%
Chemicals – 3.2%
Agricultural Chemicals – 0.5%
Mosaic Co.
	7.625% 12/01/16(a)	4,440,000	4,717,500
			4,717,500
Chemicals-Diversified – 2.2%
EquiStar Chemicals LP
	10.625% 05/01/11	675,000	712,125
Huntsman International LLC
	6.875% 11/15/13(a)	1,975,000	2,723,896
	7.875% 11/15/14(a)	2,815,000	2,959,269
Lyondell Chemical Co.
	6.875% 06/15/17	2,910,000	2,913,637
	8.000% 09/15/14	2,615,000	2,765,363
	8.250% 09/15/16	3,740,000	4,048,550
NOVA Chemicals Corp.
	6.500% 01/15/12	3,610,000	3,501,700
			19,624,540
Chemicals-Specialty – 0.5%
Chemtura Corp.
	6.875% 06/01/16	4,600,000	4,536,750
			4,536,750
Chemicals Total			28,878,790
Forest Products & Paper – 1.4%
Paper & Related Products – 1.4%
Boise Cascade LLC
	7.125% 10/15/14	2,465,000	2,465,000
Cascades, Inc.
	7.250% 02/15/13	2,635,000	2,658,056
Domtar, Inc.
	7.125% 08/15/15	3,495,000	3,516,844
Georgia-Pacific Corp.
	8.000% 01/15/24	3,815,000	3,843,612
			12,483,512
Forest Products & Paper Total			12,483,512
Iron/Steel – 1.1%
Steel-Producers – 1.1%
Russel Metals, Inc.
	6.375% 03/01/14	6,410,000	6,361,925

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Iron/Steel – (continued)
Steel-Producers – (continued)
United States Steel Corp.
	9.750% 05/15/10	4,055,000	4,278,025
			10,639,950
Iron/Steel Total			10,639,950
Metals & Mining – 1.5%
Diversified Minerals – 0.8%
FMG Finance Ltd.
	10.625% 09/01/16(a)	5,810,000	6,979,262
			6,979,262
Metal-Diversified – 0.7%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	6,155,000	6,724,338
			6,724,338
Metals & Mining Total			13,703,600
BASIC MATERIALS TOTAL			65,705,852
COMMUNICATIONS – 17.2%
Media – 9.3%
Broadcast Services/Programs – 1.0%
Clear Channel Communications, Inc.
	4.900% 05/15/15	5,630,000	4,663,965
Liberty Media LLC
	8.250% 02/01/30	4,495,000	4,455,669
			9,119,634
Cable TV – 4.3%
Charter Communications Holdings II LLC
	10.250% 09/15/10	4,570,000	4,867,050
CSC Holdings, Inc.
	7.625% 04/01/11	4,485,000	4,597,125
	7.625% 07/15/18	1,250,000	1,256,250
DirecTV Holdings LLC
	6.375% 06/15/15	5,835,000	5,659,950
	8.375% 03/15/13	6,009,000	6,339,495
EchoStar DBS Corp.
	6.625% 10/01/14	9,080,000	9,080,000
	7.000% 10/01/13	4,000,000	4,095,000
Rogers Cable, Inc.
	7.875% 05/01/12	3,185,000	3,460,725
			39,355,595

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Multimedia – 1.5%
Lamar Media Corp.
	7.250% 01/01/13	8,548,000	8,783,070
Quebecor Media, Inc.
	7.750% 03/15/16	4,765,000	5,003,250
			13,786,320
Publishing-Periodicals – 1.6%
Dex Media West LLC
	9.875% 08/15/13	3,975,000	4,317,844
Idearc, Inc.
	8.000% 11/15/16(a)	2,880,000	2,984,400
R.H. Donnelley Corp.
	10.875% 12/15/12	6,635,000	7,140,919
			14,443,163
Television – 0.9%
LIN Television Corp.
	6.500% 05/15/13	5,200,000	5,252,000
Sinclair Broadcast Group, Inc.
	8.000% 03/15/12	2,925,000	3,042,000
			8,294,000
Media Total			84,998,712
Telecommunication Services – 7.9%
Cellular Telecommunications – 1.3%
Nextel Communications, Inc.
	7.375% 08/01/15	9,295,000	9,493,866
Rogers Wireless, Inc.
	8.000% 12/15/12	2,275,000	2,403,365
			11,897,231
Satellite Telecommunications – 0.5%
Intelsat Bermuda Ltd.
	9.250% 06/15/16	3,760,000	4,164,200
			4,164,200
Telecommunication Equipment – 0.7%
Lucent Technologies, Inc.
	6.450% 03/15/29	7,325,000	6,784,781
			6,784,781
Telecommunication Services – 0.8%
Embarq Corp.
	7.082% 06/01/16	1,790,000	1,823,273
	7.995% 06/01/36	1,790,000	1,866,906

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telecommunication Services – (continued)
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	3,090,000	3,317,887
			7,008,066
Telephone-Integrated – 4.6%
Cincinnati Bell, Inc.
	7.000% 02/15/15	3,550,000	3,550,000
Citizens Communications Co.
	7.875% 01/15/27	4,890,000	5,024,475
Qwest Corp.
	7.500% 10/01/14	1,775,000	1,868,188
	7.500% 06/15/23	4,890,000	4,975,575
	8.875% 03/15/12	14,245,000	15,633,887
Windstream Corp.
	7.000% 03/15/19	5,205,000	5,185,481
	8.625% 08/01/16	5,165,000	5,642,763
			41,880,369
Telecommunication Services Total			71,734,647
COMMUNICATIONS TOTAL			156,733,359
CONSUMER CYCLICAL – 15.6%
Apparel – 0.9%
Apparel Manufacturers – 0.9%
Levi Strauss & Co.
	9.750% 01/15/15	2,700,000	2,932,875
Phillips-Van Heusen Corp.
	7.250% 02/15/11	4,705,000	4,816,744
			7,749,619
Apparel Total			7,749,619
Auto Parts & Equipment – 1.9%
Auto/Truck Parts & Equipment-Original – 1.3%
Accuride Corp.
	8.500% 02/01/15	3,555,000	3,652,763
ArvinMeritor, Inc.
	8.125% 09/15/15	2,585,000	2,568,844
TRW Automotive, Inc.
	7.000% 03/15/14(a)	5,370,000	5,376,712
			11,598,319

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – (continued)
Auto/Truck Parts & Equipment-Replacement – 0.3%
Commercial Vehicle Group, Inc.
	8.000% 07/01/13	3,065,000	3,065,000
			3,065,000
Rubber-Tires – 0.3%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15	1,120,000	1,226,400
	Series C,
	8.625% 12/01/11(a)	1,620,000	1,749,600
			2,976,000
Auto Parts & Equipment Total			17,639,319
Entertainment – 2.1%
Music – 1.1%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(a)	4,115,000	4,084,138
WMG Acquisition Corp.
	7.375% 04/15/14	6,010,000	5,837,212
			9,921,350
Racetracks – 1.0%
Speedway Motorsports, Inc.
	6.750% 06/01/13	8,776,000	8,754,060
			8,754,060
Entertainment Total			18,675,410
Home Builders – 1.6%
Building-Residential/Commercial – 1.6%
K. Hovnanian Enterprises, Inc.
	6.000% 01/15/10	2,100,000	2,018,625
	6.375% 12/15/14	2,315,000	2,150,056
	6.500% 01/15/14	3,025,000	2,843,500
KB Home
	5.875% 01/15/15	8,425,000	7,835,250
			14,847,431
Home Builders Total			14,847,431
Home Furnishings – 0.5%
Home Furnishings – 0.5%
Sealy Mattress Co.
	8.250% 06/15/14	4,315,000	4,509,175
			4,509,175
Home Furnishings Total			4,509,175

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Leisure Time – 0.9%
Cruise Lines – 0.6%
Royal Caribbean Cruises Ltd.
	6.875% 12/01/13	5,660,000	5,723,505
			5,723,505
Leisure & Recreational Products – 0.3%
K2, Inc.
	7.375% 07/01/14	2,754,000	2,888,258
			2,888,258
Leisure Time Total			8,611,763
Lodging – 5.2%
Casino Hotels – 5.2%
Chukchansi Economic Development Authority
	8.000% 11/15/13(a)	4,565,000	4,724,775
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(a)	5,590,000	6,079,125
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	6,640,000	5,644,000
Las Vegas Sands Corp.
	6.375% 02/15/15	5,955,000	5,821,013
MGM Mirage
	7.500% 06/01/16	4,470,000	4,402,950
Mohegan Tribal Gaming Authority
	6.875% 02/15/15	2,000,000	2,000,000
Seminole Hard Rock Entertainment, Inc.
	7.848% 03/15/14(a)(b)	3,110,000	3,187,750
Station Casinos, Inc.
	6.875% 03/01/16	8,600,000	7,933,500
Wynn Las Vegas LLC
	6.625% 12/01/14	6,995,000	7,021,231
			46,814,344
Lodging Total			46,814,344
Retail – 2.1%
Retail-Automobiles – 0.9%
AutoNation, Inc.
	7.000% 04/15/14	1,635,000	1,651,350
	7.356% 04/15/13(b)	980,000	989,800

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Retail-Automobiles – (continued)
Group 1 Automotive, Inc.
	8.250% 08/15/13	4,825,000	5,005,937
			7,647,087
Retail-Convenience Store – 0.7%
Couche-Tard US LP
	7.500% 12/15/13	5,975,000	6,184,125
			6,184,125
Retail-Propane Distributors – 0.5%
AmeriGas Partners LP
	7.125% 05/20/16	4,840,000	4,900,500
			4,900,500
Retail Total			18,731,712
Textiles – 0.4%
Textile-Products – 0.4%
INVISTA
	9.250% 05/01/12(a)	3,745,000	3,988,425
			3,988,425
Textiles Total			3,988,425
CONSUMER CYCLICAL TOTAL			141,567,198
CONSUMER NON-CYCLICAL – 12.0%
Agriculture – 0.5%
Tobacco – 0.5%
Reynolds American, Inc.
	7.625% 06/01/16	3,940,000	4,268,253
			4,268,253
Agriculture Total			4,268,253
Beverages – 1.3%
Beverages-Non-Alcoholic – 0.7%
Cott Beverages, Inc.
	8.000% 12/15/11	6,570,000	6,742,462
			6,742,462
Beverages-Wine/Spirits – 0.6%
Constellation Brands, Inc.
	8.125% 01/15/12	4,985,000	5,147,013
			5,147,013
Beverages Total			11,889,475

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – 0.4%
Medical-Biomedical/Gene – 0.4%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	3,790,000	3,865,800
			3,865,800
Biotechnology Total			3,865,800
Commercial Services – 3.7%
Commercial Services – 0.6%
Iron Mountain, Inc.
	7.750% 01/15/15	5,045,000	5,196,350
			5,196,350
Funeral Services & Related Items – 0.4%
Service Corp. International
	6.750% 04/01/16	600,000	590,250
	7.375% 10/01/14	2,750,000	2,849,688
			3,439,938
Printing-Commercial – 0.5%
Quebecor World Capital Corp.
	8.750% 03/15/16(a)	4,820,000	4,976,650
			4,976,650
Private Corrections – 0.8%
Corrections Corp. of America
	7.500% 05/01/11	7,300,000	7,482,500
			7,482,500
Rental Auto/Equipment – 1.4%
Ashtead Capital, Inc.
	9.000% 08/15/16(a)	4,250,000	4,600,625
United Rentals North America, Inc.
	7.000% 02/15/14	7,100,000	7,242,000
	7.750% 11/15/13	745,000	772,937
			12,615,562
Commercial Services Total			33,711,000
Food – 1.4%
Food-Dairy Products – 0.8%
Dean Foods Co.
	7.000% 06/01/16	7,095,000	7,077,263
			7,077,263

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
Food-Miscellaneous/Diversified – 0.6%
Del Monte Corp.
	6.750% 02/15/15	5,675,000	5,675,000
			5,675,000
Food Total			12,752,263
Healthcare Products – 0.2%
Optical Supplies – 0.2%
Advanced Medical Optics, Inc.
	7.500% 05/01/17(a)	1,440,000	1,420,200
			1,420,200
Healthcare Products Total			1,420,200
Healthcare Services – 2.3%
Medical-Hospitals – 2.3%
HCA, Inc.
	9.250% 11/15/16(a)	3,850,000	4,220,562
	PIK,
	9.625% 11/15/16(a)	9,500,000	10,473,750
Triad Hospitals, Inc.
	7.000% 05/15/12	5,543,000	5,764,720
			20,459,032
Healthcare Services Total			20,459,032
Household Products/Wares – 0.9%
Consumer Products-Miscellaneous – 0.9%
American Greetings Corp.
	7.375% 06/01/16	4,275,000	4,365,844
Jarden Corp.
	7.500% 05/01/17	3,875,000	3,952,500
			8,318,344
Household Products/Wares Total			8,318,344
Pharmaceuticals – 1.3%
Medical-Drugs – 0.5%
Elan Finance PLC
	8.875% 12/01/13	4,350,000	4,643,625
			4,643,625
Medical-Generic Drugs – 0.4%
Mylan Laboratories, Inc.
	6.375% 08/15/15	3,215,000	3,335,563
			3,335,563

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Pharmacy Services – 0.4%
Omnicare, Inc.
	6.750% 12/15/13	4,060,000	3,999,100
			3,999,100
Pharmaceuticals Total			11,978,288
CONSUMER NON-CYCLICAL TOTAL			108,662,655
ENERGY – 14.8%
Coal – 2.1%
Coal – 2.1%
Arch Western Finance LLC
	6.750% 07/01/13	7,610,000	7,581,462
Massey Energy Co.
	6.875% 12/15/13	4,360,000	4,180,150
Peabody Energy Corp.
	6.875% 03/15/13	6,885,000	6,971,063
			18,732,675
Coal Total			18,732,675
Oil & Gas – 5.9%
Oil & Gas Drilling – 0.7%
Pride International, Inc.
	7.375% 07/15/14	6,490,000	6,684,700
			6,684,700
Oil Companies-Exploration & Production – 4.6%
Chesapeake Energy Corp.
	6.375% 06/15/15	11,630,000	11,630,000
	6.875% 11/15/20	4,450,000	4,494,500
Compton Petroleum Corp.
	7.625% 12/01/13	3,850,000	3,888,500
El Paso Production Holding Co.
	7.750% 06/01/13	1,085,000	1,146,266
Newfield Exploration Co.
	6.625% 09/01/14	8,095,000	8,135,475
OPTI Canada, Inc.
	8.250% 12/15/14(a)	3,170,000	3,368,125
Pogo Producing Co.
	6.625% 03/15/15	4,655,000	4,701,550
Quicksilver Resources, Inc.
	7.125% 04/01/16	4,480,000	4,446,400
			41,810,816

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil Refining & Marketing – 0.6%
Tesoro Corp.
	6.625% 11/01/15	5,090,000	5,159,987
			5,159,987
Oil & Gas Total			53,655,503
Oil & Gas Services – 1.9%
Oil Field Machinery & Equipment – 1.0%
Grant Prideco, Inc.
	6.125% 08/15/15	9,285,000	9,192,150
			9,192,150
Oil-Field Services – 0.9%
Universal Compression, Inc.
	7.250% 05/15/10	8,275,000	8,440,500
			8,440,500
Oil & Gas Services Total			17,632,650
Pipelines – 4.9%
Pipelines – 4.9%
Atlas Pipeline Partners LP
	8.125% 12/15/15	3,700,000	3,848,000
Colorado Interstate Gas Co.
	6.800% 11/15/15	6,285,000	6,575,072
El Paso Performance-Linked Trust
	7.750% 07/15/11(a)	6,720,000	7,106,400
MarkWest Energy Partners LP
	6.875% 11/01/14	8,600,000	8,438,750
Williams Companies, Inc.
	6.375% 10/01/10(a)	7,345,000	7,464,356
	7.750% 06/15/31	1,755,000	1,921,725
	8.125% 03/15/12	8,615,000	9,379,581
			44,733,884
Pipelines Total			44,733,884
ENERGY TOTAL			134,754,712
FINANCIALS – 6.7%
Diversified Financial Services – 4.3%
Finance-Auto Loans – 2.5%
General Motors Acceptance Corp.
	8.000% 11/01/31	20,710,000	22,752,068
			22,752,068

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Finance-Investment Banker/Broker – 1.2%
E*Trade Financial Corp.
	7.375% 09/15/13	6,875,000	7,158,594
LaBranche & Co., Inc.
	11.000% 05/15/12	3,050,000	3,290,187
			10,448,781
Special Purpose Entity – 0.6%
NSG Holdings LLC
	7.750% 12/15/25(a)	4,495,000	4,730,987
Petroplus Finance Ltd.
	6.750% 05/01/14(a)	570,000	570,713
	7.000% 05/01/17(a)	570,000	574,275
			5,875,975
Diversified Financial Services Total			39,076,824
Insurance – 0.6%
Property/Casualty Insurance – 0.6%
Crum & Forster Holdings Corp.
	7.750% 05/01/17(a)	5,530,000	5,571,475
			5,571,475
Insurance Total			5,571,475
Real Estate Investment Trusts (REITs) – 1.8%
REITS-Hotels – 1.0%
Host Marriott LP
	6.375% 03/15/15	8,775,000	8,742,094
			8,742,094
REITS-Regional Malls – 0.8%
Rouse Co. LP/TRC Co-Issuer, Inc.,
	6.750% 05/01/13(a)	7,155,000	7,211,403
			7,211,403
Total			15,953,497
FINANCIALS TOTAL			60,601,796
INDUSTRIALS – 15.9%
Aerospace & Defense – 1.9%
Aerospace/Defense-Equipment – 1.1%
DRS Technologies, Inc.
	6.625% 02/01/16	4,590,000	4,624,425
Sequa Corp.
	9.000% 08/01/09	4,970,000	5,243,350
			9,867,775

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
Electronics-Military – 0.8%
L-3 Communications Corp.
	6.375% 10/15/15	3,530,000	3,521,175
	7.625% 06/15/12	3,995,000	4,134,825
			7,656,000
Aerospace & Defense Total			17,523,775
Electrical Components & Equipment – 0.8%
Wire & Cable Products – 0.8%
Belden CDT, Inc.
	7.000% 03/15/17(a)	3,855,000	3,946,988
General Cable Corp.
	7.125% 04/01/17(a)	1,535,000	1,554,187
	7.725% 04/01/15(a)(b)	1,535,000	1,538,838
			7,040,013
Electrical Components & Equipment Total			7,040,013
Electronics – 1.1%
Electronic Components-Miscellaneous – 1.1%
Flextronics International Ltd.
	6.250% 11/15/14	5,005,000	4,842,338
NXP BV/NXP Funding LLC
	7.875% 10/15/14	4,835,000	4,980,050
			9,822,388
Electronics Total			9,822,388
Environmental Control – 1.7%
Non-Hazardous Waste Disposal – 1.7%
Allied Waste North America, Inc.
	7.125% 05/15/16	14,935,000	15,364,381
			15,364,381
Environmental Control Total			15,364,381
Machinery-Construction & Mining – 0.5%
Machinery-Construction & Mining – 0.5%
Terex Corp.
	7.375% 01/15/14	4,250,000	4,430,625
			4,430,625
Machinery-Construction & Mining Total			4,430,625
Machinery-Diversified – 1.6%
Machinery-General Industry – 1.6%
Manitowoc Co., Inc.
	7.125% 11/01/13	7,215,000	7,431,450

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery-Diversified – (continued)
Machinery-General Industry – (continued)
Westinghouse Air Brake Technologies Corp.
	6.875% 07/31/13	7,485,000	7,559,850
			14,991,300
Machinery-Diversified Total			14,991,300
Miscellaneous Manufacturing – 1.8%
Diversified Manufacturing Operators – 1.5%
Bombardier, Inc.
	6.300% 05/01/14(a)	7,340,000	7,156,500
Trinity Industries, Inc.
	6.500% 03/15/14	6,170,000	6,185,425
			13,341,925
Miscellaneous Manufacturing – 0.3%
American Railcar Industries, Inc.
	7.500% 03/01/14	2,785,000	2,875,512
			2,875,512
Miscellaneous Manufacturing Total			16,217,437
Packaging & Containers – 3.2%
Containers-Metal/Glass – 3.2%
Ball Corp.
	6.875% 12/15/12	3,742,000	3,826,195
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	4,715,000	4,927,175
Owens-Brockway Glass Container, Inc.
	6.750% 12/01/14	4,550,000	4,595,500
Owens-Illinois, Inc.
	7.500% 05/15/10	10,555,000	10,858,456
Silgan Holdings, Inc.
	6.750% 11/15/13	5,050,000	5,012,125
			29,219,451
Packaging & Containers Total			29,219,451
Transportation – 3.3%
Transportation-Marine – 2.6%
Overseas Shipholding Group
	8.250% 03/15/13	8,320,000	8,704,800
Stena AB
	7.500% 11/01/13	7,965,000	8,134,256

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Transportation-Marine – (continued)
Teekay Shipping Corp.
	8.875% 07/15/11	6,296,000	6,720,980
			23,560,036
Transportation-Services – 0.7%
Bristow Group, Inc.
	6.125% 06/15/13	6,595,000	6,380,663
			6,380,663
Transportation Total			29,940,699
INDUSTRIALS TOTAL			144,550,069
PRIVATE PLACEMENT – 0.2%
Private Placement – 0.2%
Penton Media
	7.605% 02/01/13	1,935,484	1,943,348
	7.600% 02/01/14	64,516	64,778
Private Placement Total			2,008,126
PRIVATE PLACEMENT TOTAL			2,008,126
TECHNOLOGY – 1.1%
Semiconductors – 1.1%
Electronic Components-Semiconductors – 1.1%
Advanced Micro Devices, Inc.
	7.750% 11/01/12	1,410,000	1,385,325
Freescale Semiconductor, Inc.
	10.125% 12/15/16(a)	4,345,000	4,350,431
	PIK,
	9.125% 12/15/14(a)	4,620,000	4,573,800
			10,309,556
Semiconductors Total			10,309,556
TECHNOLOGY TOTAL			10,309,556
UTILITIES – 6.3%
Electric – 6.3%
Electric-Generation – 3.1%
AES Corp.
	7.750% 03/01/14	15,550,000	16,385,812
Edison Mission Energy
	7.000% 05/15/17(a)	12,040,000	11,994,850
			28,380,662

15

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Electric-Integrated – 1.2%
CMS Energy Corp.
	6.875% 12/15/15	3,710,000	3,848,992
	8.500% 04/15/11	1,645,000	1,787,503
Mirant Mid Atlantic LLC
	8.625% 06/30/12	884,653	944,367
Nevada Power Co.
	6.500% 04/15/12	3,655,000	3,743,232
			10,324,094
Independent Power Producer – 2.0%
Dynegy Holdings, Inc.
	7.125% 05/15/18	4,175,000	3,976,687
Mirant North America LLC
	7.375% 12/31/13	6,510,000	6,884,325
NRG Energy, Inc.
	7.250% 02/01/14	2,545,000	2,614,988
	7.375% 02/01/16	2,750,000	2,853,125
	7.375% 01/15/17	1,735,000	1,802,231
			18,131,356
Electric Total			56,836,112
UTILITIES TOTAL			56,836,112

	Total Corporate Fixed-Income Bonds & Notes (cost of $867,602,590)		881,729,435
Government & Agency Obligation – 0.6%
U.S. GOVERNMENT OBLIGATION – 0.6%
U.S. Treasury Bond
	4.750% 02/15/37	6,025,000	5,779,764
U.S. GOVERNMENT OBLIGATION TOTAL			5,779,764

	Total Government & Agency Obligation (cost of $5,754,894)		5,779,764
Municipal Bond – 0.4%
VIRGINIA – 0.4%
VA Tobacco Settlement Financing Corp.
	Series 2007 A1,
	6.706% 06/01/46	3,660,000	3,628,341
VIRGINIA TOTAL			3,628,341

	Total Municipal Bond (cost of $3,659,634)		3,628,341

16

		Par ($)	Value ($)
Short-Term Obligation – 1.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/07, due 06/01/07 at 5.010%, collateralized by a U.S. Treasury Bond maturing 11/15/12, market value of $10,712,081 (repurchase proceeds $10,500,461)	10,499,000	10,499,000

	Total Short-Term Obligation (cost of $10,499,000)		10,499,000

	Total Investments – 99.2% (cost of $887,516,118)(c)(d)		901,636,540

	Other Assets & Liabilities, Net – 0.8%		7,147,134

	Net Assets – 100.0%		908,783,674

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities, which are not illiquid, amounted to $146,959,967, which represents 16.2% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2007.

(c)	Cost for federal income tax purposes is $890,346,765.

(d)	Unrealized appreciation and depreciation at May 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$18,198,672	$(6,908,897)	$11,289,775

At May 31, 2007, the Fund had entered into the following forward currency exchange contracts:

17

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Sell	Value	Face Value	Date	Appreciation
EUR	$2,659,236	2,681,536	06/18/07	$22,300

Acronym	Name

EUR	Euro Currency
PIK	Payment-In-Kind

18

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Federal Securities Fund

		Par ($)	Value ($)*
Mortgage-Backed Securities – 56.3%
Federal Home Loan Mortgage Corp.
	5.500% 07/01/21	58,860,762	58,427,883
	5.770% 02/01/18(a)	19,903	19,998
	6.000% 05/15/29	8,812,000	8,870,789
	6.455% 07/01/19(a)	43,403	43,305
	6.796% 05/01/18(a)	29,475	29,580
	7.000% 08/01/29	14	15
	7.500% 08/01/08	969	972
	7.500% 10/01/11	11,049	11,295
	7.500% 03/01/16	12,622	12,854
	8.000% 06/01/07	5	5
	8.000% 08/01/07	16	16
	8.000% 12/01/07	519	520
	8.000% 06/01/09	5,202	5,232
	8.000% 07/01/09	18,793	19,116
	8.000% 09/01/09	32,908	33,499
	8.000% 05/01/10	10,020	10,254
	8.000% 01/01/11	3,878	3,912
	8.000% 12/01/11	73,174	74,275
	8.000% 05/01/16	26,162	26,494
	8.000% 04/01/17	68,849	71,806
	8.500% 12/01/07	5,789	5,817
	8.500% 01/01/08	1,266	1,272
	8.500% 02/01/08	853	857
	8.500% 03/01/08	570	579
	8.500% 10/01/08	1,187	1,196
	8.500% 05/01/09	8,001	8,121
	8.500% 01/01/10	5,003	5,172
	8.500% 07/01/10	2,976	3,010
	8.500% 03/01/17	5,604	5,944
	8.500% 06/01/17	339	361
	8.500% 09/01/17	22,401	23,612
	8.500% 09/01/20	61,448	64,768
	8.750% 12/01/07	362	364
	8.750% 05/01/08	409	416
	8.750% 07/01/08	307	308
	8.750% 08/01/08	379	384
	8.750% 10/01/08	4,535	4,560
	8.750% 03/01/09	10,566	10,889
	8.750% 11/01/09	11,196	11,392
	9.000% 12/01/08	967	985

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	9.000% 05/01/09	19,342	19,652
	9.000% 06/01/09	1,232	1,264
	9.000% 07/01/09	46,491	48,037
	9.000% 05/01/10	550	551
	9.000% 06/01/11	1,040	1,092
	9.000% 12/01/16	4,206	4,489
	9.000% 12/01/18	25,418	26,453
	9.000% 01/01/22	90,657	97,545
	9.250% 10/01/08	1,544	1,575
	9.250% 11/01/08	6,551	6,684
	9.250% 03/01/09	1,375	1,384
	9.250% 01/01/10	57,765	58,938
	9.250% 03/01/10	17,559	18,334
	9.250% 07/01/10	949	982
	9.250% 10/01/10	23,350	24,380
	9.250% 11/01/10	2,818	2,836
	9.250% 10/01/19	17,813	19,173
	9.500% 10/01/08	3,710	3,791
	9.500% 11/01/08	4,295	4,388
	9.500% 02/01/09	5,819	5,861
	9.500% 06/01/09	27,001	27,589
	9.500% 07/01/09	3,054	3,168
	9.500% 08/01/09	11,884	12,329
	9.500% 04/01/11	7,899	8,339
	9.500% 05/01/12	8,463	8,990
	9.500% 04/01/16	1,344	1,445
	9.500% 07/01/16	1,107	1,198
	9.500% 09/01/16	1,454	1,565
	9.500% 10/01/16	5,415	5,838
	9.500% 04/01/18	5,333	5,384
	9.500% 06/01/20	1,035	1,126
	9.500% 09/01/20	442	478
	9.500% 06/01/21	13,265	14,336
	9.500% 01/01/29	32,254	35,501
	9.750% 11/01/08	1,067	1,092
	9.750% 12/01/08	8,968	9,175
	9.750% 04/01/09	10,484	10,725
	9.750% 09/01/16	9,473	10,120
	10.000% 09/01/18	3,451	3,702
	10.000% 11/01/19	41,676	45,696
	10.250% 06/01/09	2,212	2,316

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	10.250% 09/01/09	6,560	6,810
	10.250% 10/01/09	18,794	19,281
	10.250% 06/01/10	27,485	28,755
	10.250% 10/01/10	11,689	11,993
	10.250% 08/01/13	11,734	12,478
	10.250% 11/01/13	6,306	6,469
	10.500% 09/01/13	1,395	1,414
	10.500% 01/01/16	76,294	82,957
	10.500% 06/01/17	81,025	87,576
	10.500% 08/01/19	10,777	11,099
	10.500% 09/01/19	11,616	12,210
	10.500% 01/01/20	62,606	69,292
	10.500% 04/01/21	25,545	26,308
	11.250% 10/01/09	11,136	11,766
	11.250% 02/01/10	9,503	10,192
	11.250% 04/01/11	28,915	31,142
	11.250% 10/01/12	8,356	8,621
	11.250% 08/01/13	46,727	49,336
	11.250% 02/01/15	2,626	2,823
	11.250% 07/01/15	8,125	8,736
	11.250% 09/01/15	20,260	20,541
	11.250% 12/01/15	26,162	28,663
	11.500% 02/01/15	34,376	37,134
TBA,
	5.500% 06/12/37(b)	90,556,000	88,405,295
Federal National Mortgage Association
	5.642% 07/01/27(a)	24,921	25,151
	6.000% 12/01/08	511,892	513,483
	6.000% 01/01/09	416,994	418,290
	6.000% 01/01/24	269,393	270,381
	6.000% 02/01/24	134,603	135,129
	6.000% 03/01/24	1,001,907	1,005,831
	6.000% 04/01/24	785,914	788,961
	6.000% 05/01/24	254,986	255,985
	6.000% 08/01/24	69,247	69,518
	6.000% 01/01/26	4,239	4,257
	6.000% 03/01/26	66,538	67,007
	6.000% 04/01/26	3,043	3,064
	6.000% 05/01/26	7,928	7,984
	6.500% 10/01/07	133	133
	6.500% 12/01/07	838	839
	6.500% 01/01/09	4,435	4,462
	6.500% 02/01/09	2,044	2,056

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	6.500% 06/01/09	1,159	1,173
	6.500% 08/01/10	13,627	13,875
	6.500% 12/01/10	1,015	1,033
	6.500% 04/01/11	22,712	23,231
	6.500% 10/01/22	24,526	25,036
	6.500% 09/01/25	42,201	43,129
	6.500% 11/01/25	143,899	147,062
	6.500% 05/01/26	189,884	194,057
	6.500% 09/01/28	12,437	12,772
	6.500% 12/01/28	14,870	15,271
	6.500% 01/01/29	145,391	149,313
	6.500% 06/01/29	146,212	150,147
	6.500% 11/01/36	37,413,817	38,003,675
	6.565% 07/01/16	4,719,946	4,966,031
	6.734% 08/01/19(a)	25,412	25,469
	6.875% 06/01/20(a)	23,083	23,510
	6.875% 07/01/20(a)	10,270	10,468
	7.000% 06/01/09	3,545	3,577
	7.000% 07/01/10	17,241	17,561
	7.000% 09/01/10	11,265	11,526
	7.000% 10/01/10	28,283	28,938
	7.000% 10/01/12	19,820	20,429
	7.000% 06/01/19(a)	20,030	20,249
	7.000% 11/01/19(a)	3,108	3,126
	7.000% 08/01/23	161,116	167,630
	7.000% 10/01/23	28,829	29,995
	7.000% 11/01/23	57,035	59,340
	7.000% 02/01/27	7,121	7,417
	7.009% 12/01/31(a)	44,786	44,643
	7.123% 12/01/17(a)	15,166	15,557
	7.152% 03/01/18(a)	111,550	114,195
	7.199% 08/01/36(a)	20,924	20,935
	7.500% 01/01/09	1,040	1,047
	7.500% 05/01/09	1,452	1,457
	7.500% 06/01/09	3,498	3,503
	7.500% 12/01/09	16,659	16,956
	7.500% 02/01/10	1,171	1,192
	7.500% 06/01/10	4,757	4,870
	7.500% 11/01/11	5,517	5,578
	7.500% 07/01/13	14,118	14,576
	7.500% 12/01/14	706	730

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	7.500% 01/01/17	40,880	42,975
	7.500% 02/01/18	15,377	16,162
	7.500% 10/01/23	12,504	13,086
	7.500% 12/01/23	57,564	60,245
	8.000% 07/01/08	2,329	2,344
	8.000% 12/01/08	2,790	2,803
	8.000% 04/01/09	20,989	21,090
	8.000% 07/01/09	14,501	14,639
	8.000% 03/01/13	2,664	2,802
	8.000% 11/01/15	4,739	5,017
	8.000% 06/01/25	2,068	2,187
	8.000% 08/01/27	25,761	27,267
	8.000% 02/01/30	3,003	3,184
	8.000% 03/01/30	3,308	3,491
	8.000% 08/01/30	2,851	3,009
	8.000% 10/01/30	41,606	43,913
	8.000% 11/01/30	178,927	188,849
	8.000% 12/01/30	51,174	54,011
	8.000% 01/01/31	444,301	470,946
	8.000% 02/01/31	754	796
	8.000% 04/01/31	36,784	38,824
	8.000% 05/01/31	48,078	50,748
	8.000% 08/01/31	2,396	2,529
	8.000% 09/01/31	110,959	117,132
	8.000% 12/01/31	16,728	17,657
	8.000% 04/01/32	202,606	213,900
	8.000% 05/01/32	390,079	411,862
	8.000% 06/01/32	362,725	382,981
	8.000% 07/01/32	6,864	7,247
	8.000% 08/01/32	7,157	7,557
	8.000% 10/01/32	33,877	35,769
	8.000% 11/01/32	96,439	101,787
	8.000% 02/01/33	110,586	116,761
	8.000% 03/01/33	38,923	41,107
	8.000% 06/01/33	3,101	3,275
	8.250% 05/01/08	991	996
	8.250% 05/01/10	1,270	1,277
	8.250% 09/01/11	533	534
	8.500% 09/01/07	221	221
	8.500% 02/01/08	4,856	4,885
	8.500% 11/01/08	1,637	1,665
	8.500% 12/01/08	1,431	1,444

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	8.500% 06/01/09	8,648	8,777
	8.500% 07/01/09	3,323	3,372
	8.500% 03/01/10	3,786	3,838
	8.500% 12/01/11	11,030	11,200
	8.500% 02/01/15	2,159	2,203
	8.500% 05/01/15	8,907	9,187
	8.500% 06/01/15	33,780	34,578
	8.500% 02/01/17	2,443	2,596
	8.500% 06/01/17	920	926
	8.500% 07/01/17	13,738	14,120
	8.500% 12/01/17	1,018	1,029
	8.500% 09/01/21	30,359	31,203
	9.000% 09/01/07	783	787
	9.000% 03/01/08	915	922
	9.000% 05/01/08	1,935	1,963
	9.000% 07/01/08	1,715	1,749
	9.000% 12/01/08	2,640	2,659
	9.000% 01/01/09	1,404	1,414
	9.000% 05/01/09	60,772	61,660
	9.000% 07/01/09	42	42
	9.000% 09/01/09	16,772	17,110
	9.000% 12/01/09	16,511	16,897
	9.000% 04/01/10	1,209	1,250
	9.000% 05/01/10	1,926	1,951
	9.000% 06/01/10	5,045	5,147
	9.000% 11/01/10	424	438
	9.000% 04/01/11	2,778	2,798
	9.000% 06/01/11	1,661	1,703
	9.000% 09/01/13	6,480	6,527
	9.000% 09/01/14	3,317	3,400
	9.000% 04/01/15	6,790	7,068
	9.000% 05/01/15	4,576	4,799
	9.000% 04/01/16	86,006	88,989
	9.000% 06/01/16	5,530	5,714
	9.000% 07/01/16	3,182	3,402
	9.000% 09/01/16	3,495	3,611
	9.000% 10/01/16	672	686
	9.000% 12/01/16	1,880	1,931
	9.000% 01/01/17	2,139	2,227
	9.000% 02/01/17	88	90
	9.000% 05/01/17	1,420	1,449

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	9.000% 06/01/17	4,411	4,527
	9.000% 08/01/17	10,591	10,944
	9.000% 05/01/18	26,478	27,097
	9.000% 09/01/19	1,525	1,575
	9.000% 10/01/19	14,331	14,808
	9.000% 11/01/19	275	284
	9.000% 03/01/20	148	149
	9.000% 07/01/20	1,403	1,431
	9.000% 01/01/21	748	789
	9.000% 08/01/21	136,721	141,273
	9.000% 06/01/22	2,768	2,881
	9.000% 09/01/24	17,464	18,820
	9.500% 12/01/10	4,492	4,596
	9.500% 03/01/11	326	334
	9.500% 06/01/15	3,755	3,932
	9.500% 03/01/16	11,700	11,797
	9.500% 04/01/16	6,906	7,053
	9.500% 06/01/16	34,287	34,573
	9.500% 02/01/17	2,059	2,175
	9.500% 01/01/19	135,745	145,881
	9.500% 04/01/20	156,861	169,354
	9.500% 07/15/21	367,479	400,135
	9.500% 08/01/21	138,006	151,724
	10.000% 04/01/20	11,540	12,414
	10.500% 03/01/14	24,068	24,757
	10.500% 12/01/15	49,764	52,373
	11.000% 08/01/15	38,851	41,065
TBA:
	5.000% 06/18/22(b)	53,094,000	51,750,085
	5.500% 06/18/22(b)	13,065,000	12,962,936
	6.000% 06/12/37(b)	57,778,000	57,705,777
	5.500% 06/12/37(b)	61,500,000	60,039,375
	6.500% 06/12/37(b)	28,000,000	28,437,500
Government National Mortgage Association
	5.375% 05/20/22(a)	36,171	36,426
	5.375% 06/20/23(a)	23,637	23,827
	5.750% 08/20/22(a)	6,268	6,318
	6.000% 12/15/10	33,056	33,401
	6.500% 06/15/23	15,320	15,723
	6.500% 08/15/23	16,932	17,378
	6.500% 09/15/23	20,651	21,194
	6.500% 10/15/23	35,745	36,685

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	6.500% 11/15/23	156,434	160,549
	6.500% 12/15/23	58,772	60,320
	6.500% 01/15/24	39,322	40,356
	6.500% 02/15/24	32,968	33,835
	6.500% 03/15/24	102,263	104,950
	6.500% 04/15/24	17,308	17,762
	6.500% 05/15/24	29,375	30,147
	6.500% 07/15/24	118,405	121,519
	6.500% 09/15/25	31,343	32,167
	6.500% 12/15/25	34,253	35,154
	6.500% 01/15/28	29,913	30,775
	6.500% 02/15/28	76,026	78,217
	6.500% 07/15/28	116,025	119,369
	6.500% 08/15/28	83,016	85,409
	6.500% 10/15/28	77,782	80,024
	6.500% 11/15/28	30,622	31,505
	6.500% 12/15/28	201,724	207,537
	6.500% 01/15/29	151,502	155,865
	6.500% 02/15/29	42,756	43,987
	7.000% 02/15/09	254	258
	7.000% 03/15/22	8,728	9,109
	7.000% 04/15/22	1,944	2,029
	7.000% 10/15/22	4,224	4,409
	7.000% 11/15/22	11,917	12,438
	7.000% 01/15/23	192,225	200,874
	7.000% 03/15/23	2,199	2,298
	7.000% 05/15/23	80,277	83,890
	7.000% 06/15/23	23,751	24,821
	7.000% 07/15/23	5,764	6,024
	7.000% 10/15/23	82,035	85,726
	7.000% 12/15/23	60,294	62,970
	7.000% 01/15/24	1,974	2,063
	7.000% 03/15/24	1,014	1,059
	7.000% 10/15/24	46,806	48,913
	7.000% 09/15/25	3,554	3,718
	7.000% 10/15/25	113,003	118,213
	7.000% 12/15/25	45,403	47,497
	7.000% 01/15/26	43,830	45,852
	7.000% 02/15/26	56,407	59,008
	7.000% 03/15/26	5,928	6,201
	7.000% 04/15/26	4,171	4,364

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	7.000% 05/15/26	1,598	1,671
	7.000% 06/15/26	55,329	57,882
	7.000% 11/15/26	72,138	75,464
	7.000% 12/15/26	774	810
	7.000% 01/15/27	4,036	4,223
	7.000% 02/15/27	857	897
	7.000% 04/15/27	4,064	4,252
	7.000% 08/15/27	952	996
	7.000% 09/15/27	45,372	47,466
	7.000% 10/15/27	78,867	82,507
	7.000% 11/15/27	192,512	201,399
	7.000% 12/15/27	337,001	352,556
	7.000% 01/15/28	42,421	44,362
	7.000% 02/15/28	55,436	57,990
	7.000% 03/15/28	177,792	185,942
	7.000% 04/15/28	94,455	98,778
	7.000% 05/15/28	41,105	42,985
	7.000% 06/15/28	13,635	14,259
	7.000% 07/15/28	453,858	474,621
	7.000% 09/15/28	18,434	19,278
	7.000% 12/15/28	96,633	101,054
	7.000% 01/15/29	1,461	1,528
	7.000% 02/15/29	4,049	4,234
	7.000% 03/15/29	27,617	28,882
	7.000% 04/15/29	44,801	46,855
	7.000% 05/15/29	29,460	30,808
	7.000% 06/15/29	24,737	25,871
	7.000% 07/15/29	75,969	79,449
	7.000% 08/15/29	47,019	49,175
	7.000% 09/15/29	35,868	37,511
	7.000% 10/15/29	11,530	12,059
	7.500% 04/15/22	19,040	19,936
	7.500% 10/15/23	62,297	65,272
	7.500% 07/15/25	8,395	8,810
	7.500% 08/15/25	144,592	151,729
	7.500% 10/15/25	15,188	15,937
	7.500% 12/15/25	46,777	49,086
	8.000% 08/15/07	12	13
	8.000% 04/15/08	15	15
	8.000% 11/15/14	23,606	24,831
	8.000% 06/20/17	156,801	164,595
	8.000% 06/15/22	68,913	73,067

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	8.000% 02/15/23	99,115	105,189
	8.000% 03/20/23	608	642
	8.000% 06/15/23	2,273	2,412
	8.000% 07/15/23	3,224	3,421
	8.000% 07/15/26	53,106	56,480
	8.000% 07/15/29	2,893	3,079
	8.500% 10/15/09	5,228	5,396
	8.500% 12/15/21	5,171	5,563
	8.500% 01/15/22	73,256	78,920
	8.500% 09/15/22	3,779	4,072
	8.500% 10/15/22	5,821	6,271
	8.500% 11/20/22	49,848	53,503
	8.500% 12/15/22	5,078	5,461
	8.750% 12/15/21	110,882	118,508
	8.850% 01/15/19	44,277	47,420
	8.850% 05/15/19	69,839	74,797
	9.000% 08/15/08	11,884	12,121
	9.000% 09/15/08	27,844	28,398
	9.000% 10/15/08	4,458	4,547
	9.000% 11/15/08	18,957	19,335
	9.000% 12/15/08	12,879	13,136
	9.000% 01/15/09	8,597	8,872
	9.000% 02/15/09	12,971	13,386
	9.000% 03/15/09	42,538	43,897
	9.000% 04/15/09	2,181	2,250
	9.000% 05/15/09	76,444	78,887
	9.000% 06/15/09	62,450	64,445
	9.000% 12/15/09	5,030	5,191
	9.000% 05/15/16	24,452	26,173
	9.000% 06/15/16	16,828	18,012
	9.000% 07/15/16	27,502	29,437
	9.000% 08/15/16	1,549	1,658
	9.000% 09/15/16	24,540	26,267
	9.000% 10/15/16	44,017	47,117
	9.000% 11/15/16	9,244	9,895
	9.000% 11/20/16	83,686	89,242
	9.000% 12/15/16	1,247	1,334
	9.000% 01/15/17	89,530	95,878
	9.000% 02/15/17	1,666	1,785
	9.000% 03/20/17	40,417	43,121
	9.000% 05/15/17	2,975	3,185

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	9.000% 06/15/17	27,302	29,238
	9.000% 06/20/17	107,748	114,956
	9.000% 07/15/17	541	579
	9.000% 09/15/17	12,243	13,111
	9.000% 10/15/17	12,905	13,789
	9.000% 12/15/17	8,076	8,632
	9.000% 04/20/18	119,157	127,380
	9.000% 05/20/18	42,920	45,882
	9.000% 12/15/19	464	499
	9.000% 04/15/20	1,086	1,169
	9.000% 05/20/21	3,215	3,453
	9.000% 09/15/21	197	213
	9.000% 02/15/25	125,724	136,086
	9.250% 10/15/16	123,664	132,562
	9.250% 05/15/18	16,363	17,634
	9.250% 07/15/21	37,035	40,137
	9.250% 09/15/21	34,273	37,143
	9.500% 06/15/09	48,838	50,672
	9.500% 07/15/09	16,164	16,771
	9.500% 08/15/09	74,556	77,358
	9.500% 09/15/09	57,916	60,092
	9.500% 10/15/09	33,867	35,139
	9.500% 02/20/18	54,387	58,906
	9.500% 12/20/24	11,745	12,785
	9.500% 01/20/25	9,459	10,300
	10.000% 12/15/17	1,659	1,830
	10.000% 07/20/18	19,409	21,318
	10.000% 11/15/18	550	606
	10.000% 12/15/18	452	498
	10.000% 03/15/19	478	529
	10.000% 04/15/20	847	937
	10.000% 11/15/20	12,487	13,820
	10.500% 02/15/10	3,643	3,858
	10.500% 09/15/10	615	651
	10.500% 06/15/11	13,597	14,573
	10.500% 06/15/12	14,641	15,852
	10.500% 03/15/13	121	132
	10.500% 07/15/13	6,861	7,489
	10.500% 11/15/13	18,297	19,972
	10.500% 08/15/15	8,877	9,780
	10.500% 09/15/15	20,458	22,538
	10.500% 10/15/15	7,245	7,980

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	10.500% 12/15/15	7,973	8,783
	10.500% 01/15/16	30,538	33,804
	10.500% 01/20/16	182	200
	10.500% 02/15/16	11,018	12,198
	10.500% 03/15/16	10,101	11,183
	10.500% 07/15/17	13,398	14,862
	10.500% 10/15/17	2,236	2,480
	10.500% 11/15/17	44,071	48,888
	10.500% 12/15/17	72,392	80,305
	10.500% 01/15/18	32,541	36,159
	10.500% 02/15/18	38,808	43,126
	10.500% 03/15/18	49,271	54,755
	10.500% 04/15/18	116,450	129,409
	10.500% 06/15/18	8,102	9,003
	10.500% 07/15/18	48,935	54,380
	10.500% 09/15/18	23,759	26,403
	10.500% 10/15/18	7,569	8,411
	10.500% 12/15/18	10,409	11,582
	10.500% 02/15/19	8,167	9,101
	10.500% 03/15/19	2,761	3,077
	10.500% 04/15/19	49,376	55,026
	10.500% 05/15/19	40,823	45,496
	10.500% 06/15/19	59,119	65,830
	10.500% 06/20/19	8,788	9,759
	10.500% 07/15/19	114,814	127,950
	10.500% 07/20/19	6,251	6,941
	10.500% 08/15/19	22,785	25,390
	10.500% 08/20/19	12,145	13,486
	10.500% 09/15/19	21,448	23,901
	10.500% 09/20/19	12,426	13,797
	10.500% 10/15/19	4,368	4,867
	10.500% 12/15/19	27,535	30,686
	10.500% 03/15/20	19,495	21,756
	10.500% 04/15/20	6,107	6,815
	10.500% 05/15/20	7,451	8,315
	10.500% 07/15/20	20,447	22,818
	10.500% 08/15/20	18,200	20,311
	10.500% 09/15/20	16,198	18,077
	10.500% 10/15/20	147	164
	10.500% 11/15/20	2,099	2,343
	10.500% 12/15/20	814	908

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	10.500% 01/15/21	2,805	3,133
	10.500% 08/15/21	159,429	176,914
	10.625% 05/15/10	6,604	7,044
	11.000% 12/15/09	15,210	16,024
	11.000% 01/15/10	211	225
	11.000% 02/15/10	18,593	19,873
	11.000% 03/15/10	6,938	7,435
	11.000% 07/15/10	8,916	9,555
	11.000% 08/15/10	20,329	21,757
	11.000% 09/15/10	30,451	32,569
	11.000% 10/15/10	1,361	1,458
	11.000% 11/15/10	3,798	4,056
	11.000% 04/15/11	4,872	5,259
	11.000% 02/15/13	1,521	1,660
	11.000% 07/15/13	16,214	17,695
	11.000% 08/15/15	26,983	29,803
	11.000% 09/15/15	25,568	28,241
	11.000% 10/15/15	8,585	9,482
	11.000% 11/15/15	73,833	81,549
	11.000% 12/15/15	65,825	72,705
	11.000% 01/15/16	30,461	33,792
	11.000% 02/15/16	2,964	3,288
	11.000% 03/15/16	3,884	4,309
	11.000% 07/15/16	39,460	43,775
	11.000% 07/15/17	121	127
	11.000% 08/15/18	4,611	5,116
	11.000% 09/15/18	85,293	94,772
	11.000% 11/15/18	9,983	11,094
	11.000% 12/15/18	35,729	39,699
	11.000% 06/20/19	10,039	11,142
	11.000% 07/20/19	278	306
	11.000% 09/20/19	3,687	4,076
	11.000% 12/15/20	12,456	13,887
	11.000% 02/15/21	6,936	7,737
	11.000% 03/15/21	10,152	11,325
	11.500% 03/15/10	1,560	1,676
	11.500% 04/15/10	4,620	4,963
	11.500% 07/15/10	5,136	5,518
	11.500% 09/15/10	22,678	24,365
	11.500% 10/15/10	18,708	20,098
	11.500% 01/15/13	22,694	24,944
	11.500% 02/15/13	68,307	75,366

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	11.500% 03/15/13	148,087	163,205
	11.500% 04/15/13	124,536	137,364
	11.500% 05/15/13	153,397	169,230
	11.500% 06/15/13	86,159	95,013
	11.500% 07/15/13	67,040	73,972
	11.500% 08/15/13	20,680	22,819
	11.500% 09/15/13	20,132	22,093
	11.500% 11/15/13	7,868	8,681
	11.500% 01/15/14	4,200	4,664
	11.500% 02/15/14	25,047	27,818
	11.500% 08/15/15	4,501	5,027
	11.500% 09/15/15	12,206	13,375
	11.500% 10/15/15	19,122	21,375
	11.500% 11/15/15	7,086	7,913
	11.500% 12/15/15	12,242	13,672
	11.500% 01/15/16	7,308	8,201
	11.500% 02/15/16	6,912	7,756
	11.500% 02/20/16	11,314	12,652
	11.500% 03/15/16	7,159	8,034
	11.500% 11/15/17	8,464	9,537
	11.500% 12/15/17	6,056	6,823
	11.500% 01/15/18	5,113	5,780
	11.500% 02/15/18	4,097	4,632
	11.500% 02/20/18	1,187	1,338
	11.500% 05/15/18	7,478	8,454
	11.500% 11/15/19	5,944	6,739
	11.750% 07/15/13	25,704	28,476
	11.750% 09/15/13	9,062	10,039
	11.750% 07/15/15	42,081	46,399
	12.000% 11/15/12	4,257	4,718
	12.000% 12/15/12	106,324	117,846
	12.000% 01/15/13	89,305	99,705
	12.000% 02/15/13	49,741	55,494
	12.000% 03/15/13	11,670	13,029
	12.000% 05/15/13	7,817	8,728
	12.000% 08/15/13	24,535	27,391
	12.000% 09/15/13	66,629	74,391
	12.000% 09/20/13	2,669	2,969
	12.000% 10/15/13	8,101	9,043
	12.000% 12/15/13	20,746	23,161
	12.000% 01/15/14	24,106	27,060

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	12.000% 01/20/14	3,149	3,510
	12.000% 02/15/14	64,923	73,142
	12.000% 02/20/14	19,164	21,514
	12.000% 03/15/14	119,011	134,075
	12.000% 03/20/14	7,964	8,940
	12.000% 04/15/14	63,569	71,571
	12.000% 04/20/14	34,827	39,096
	12.000% 05/15/14	126,891	142,952
	12.000% 06/15/14	30,012	33,811
	12.000% 07/15/14	11,500	12,955
	12.000% 08/20/14	2,102	2,360
	12.000% 01/15/15	25,988	28,881
	12.000% 02/15/15	69,044	76,730
	12.000% 03/15/15	40,171	44,643
	12.000% 03/20/15	220	243
	12.000% 04/15/15	46,161	51,300
	12.000% 05/15/15	19,465	21,632
	12.000% 06/15/15	21,438	23,834
	12.000% 07/15/15	24,219	26,916
	12.000% 09/20/15	10,805	11,965
	12.000% 10/15/15	14,249	15,835
	12.000% 11/15/15	8,141	9,047
	12.000% 12/20/15	1,487	1,647
	12.000% 01/15/16	4,834	5,369
	12.000% 02/15/16	6,766	7,515
	12.000% 02/20/16	3,036	3,360
	12.250% 02/15/14	47,039	51,909
	12.250% 03/15/14	6,096	6,728
	12.250% 04/15/14	19,088	21,065
	12.500% 04/15/10	50,276	54,600
	12.500% 05/15/10	66,372	72,342
	12.500% 06/15/10	75,815	82,597
	12.500% 07/15/10	51,992	56,653
	12.500% 08/15/10	10,625	11,581
	12.500% 09/15/10	3,422	3,729
	12.500% 10/15/10	18,867	20,563
	12.500% 11/15/10	79,148	86,203
	12.500% 12/15/10	143,077	155,842
	12.500% 01/15/11	27,015	29,767
	12.500% 05/15/11	13,753	15,153
	12.500% 10/15/13	44,814	49,657
	12.500% 10/20/13	21,136	23,336

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	12.500% 11/15/13	116,511	129,103
	12.500% 12/15/13	43,169	47,824
	12.500% 01/15/14	29,311	32,606
	12.500% 05/15/14	83,843	93,269
	12.500% 06/15/14	41,110	45,732
	12.500% 07/15/14	1,891	2,104
	12.500% 07/20/14	2,682	2,973
	12.500% 08/15/14	11,645	12,954
	12.500% 09/20/14	2,565	2,843
	12.500% 10/20/14	6,113	6,776
	12.500% 11/15/14	2,048	2,232
	12.500% 12/15/14	41,450	46,110
	12.500% 01/15/15	60,649	67,555
	12.500% 04/15/15	2,436	2,715
	12.500% 05/15/15	17,864	19,911
	12.500% 05/20/15	2,916	3,239
	12.500% 06/15/15	11,307	12,602
	12.500% 07/15/15	23,548	26,245
	12.500% 07/20/15	3,022	3,356
	12.500% 08/15/15	23,261	25,924
	12.500% 10/15/15	31,277	34,859
	12.500% 11/20/15	8,879	9,861
	13.000% 01/15/11	43,425	47,339
	13.000% 02/15/11	35,794	39,601
	13.000% 03/15/11	30,990	34,282
	13.000% 04/15/11	73,990	81,856
	13.000% 06/15/11	11,024	12,196
	13.000% 06/15/12	18,189	20,226
	13.000% 10/15/12	13,746	15,286
	13.000% 11/15/12	6,828	7,592
	13.000% 12/15/12	5,076	5,644
	13.000% 02/15/13	13,426	14,957
	13.000% 05/15/13	3,737	4,164
	13.000% 09/15/13	15,017	16,729
	13.000% 09/20/13	16,840	18,693
	13.000% 10/15/13	46,580	51,892
	13.000% 06/15/14	26,554	29,706
	13.000% 06/20/14	235	262
	13.000% 07/15/14	15,664	17,524
	13.000% 07/20/14	1,923	2,144
	13.000% 09/15/14	21,878	24,460

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	13.000% 10/15/14	15,332	17,153
	13.000% 11/15/14	30,344	34,151
	13.000% 12/15/14	28,523	31,910
	13.000% 03/15/15	5,779	6,453
	13.000% 06/15/15	6,875	7,706
	13.000% 01/15/16	13,489	15,142
	13.500% 05/15/10	6,425	7,086
	13.500% 06/15/10	1,030	1,136
	13.500% 07/15/10	1,418	1,564
	13.500% 10/15/10	8,039	8,866
	13.500% 04/15/11	5,251	5,862
	13.500% 05/15/11	37,651	42,036
	13.500% 10/15/12	1,750	1,960
	13.500% 11/15/12	26,698	29,907
	13.500% 06/15/13	8,462	9,516
	13.500% 07/15/14	6,106	6,881
	13.500% 08/15/14	27,795	31,325
	13.500% 08/20/14	5,631	6,324
	13.500% 09/15/14	7,120	8,026
	13.500% 09/20/14	5,331	5,986
	13.500% 10/15/14	17,313	19,513
	13.500% 11/15/14	11,574	13,045
	13.500% 11/20/14	30,135	33,843
	13.500% 12/15/14	3,831	4,318
	13.500% 12/20/14	5,127	5,758
	13.500% 01/15/15	13,147	14,847
	13.500% 02/15/15	22,385	25,280
	13.500% 02/20/15	8,694	9,784
	13.500% 04/15/15	3,989	4,505
	13.500% 06/15/15	4,772	5,389
	14.000% 06/15/11	3,818	4,291
	14.000% 03/15/12	4,475	5,048
	14.500% 10/15/12	2,989	3,390
	15.000% 09/15/11	34,683	39,489
	15.000% 07/15/12	2,281	2,603

	Total Mortgage-Backed Securities (cost of $434,793,708)		434,827,769
Government & Agency Obligations – 44.6%
U.S. GOVERNMENT AGENCIES – 4.1%
AID-Israel
	5.500% 04/26/24	10,000,000	10,062,920
Federal Home Loan Bank

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
	3.875% 06/14/13	1,750,000	1,629,400
	5.375% 07/17/09(c)	10,000,000	10,047,190
Small Business Administration
	5.360% 11/01/26	8,839,526	8,743,115
	7.600% 01/01/12	162,396	165,018
	8.200% 10/01/11	85,037	86,839
	8.250% 11/01/11	300,565	307,410
	8.650% 11/01/14	370,551	384,931
	8.850% 08/01/11	45,811	46,772
	9.150% 07/01/11	84,615	86,308
U.S. GOVERNMENT AGENCIES TOTAL			31,559,903
U.S. GOVERNMENT OBLIGATIONS – 40.5%
U.S. Treasury Bonds
	5.500% 08/15/28(c)	37,885,000	39,868,052
	6.500% 11/15/26(c)(d)	26,944,000	31,549,753
	6.750% 08/15/26(c)	12,888,000	15,457,545
	6.875% 08/15/25(c)	3,900,000	4,709,250
	7.125% 02/15/23(c)	11,619,000	14,128,890
	7.250% 08/15/22(c)	10,346,000	12,674,657
	8.750% 08/15/20(c)	11,446,000	15,475,347
U.S. Treasury Notes
	5.000% 02/15/11(c)	60,538,000	60,911,641
	6.125% 08/15/07(c)	20,672,000	20,722,068
	6.500% 02/15/10(c)	88,643,000	92,223,379
U.S. Treasury STRIPS
	(e) 02/15/09(c)	5,500,000	5,067,508
U.S. GOVERNMENT OBLIGATIONS TOTAL			312,788,090

	Total Government & Agency Obligations (cost of $344,128,422)		344,347,993
Asset-Backed Securities – 9.7%
Bank One Issuance Trust
	5.430% 12/15/10(a)	10,800,000	10,810,241
Capital One Multi-Asset Execution Trust
	5.570% 05/16/11(a)	10,000,000	10,027,581
Chase Credit Card Master Trust
	5.430% 07/15/10(a)	10,000,000	10,009,424

			Par ($)	Value ($)
Asset-Backed Securities – (continued)
Chase Funding Mortgage Loan
		5.587% 02/25/32	1,157,243	1,121,286
		5.850% 02/25/32	4,127,272	3,887,793
		6.150% 06/25/31	3,662,521	3,442,677
		6.899% 03/25/31	1,454,946	1,445,124
Citicorp Residential Mortgage Securities, Inc.
		5.892% 03/25/37	2,650,000	2,597,743
First Alliance Mortgage Loan Trust
		8.225% 09/20/27	198,739	198,120
Green Tree Financial Corp.
		7.850% 08/15/25	9,100,000	8,977,115
Harley-Davidson Motorcycle Trust
		5.540% 04/15/15	1,700,000	1,695,445
JPMorgan Mortgage Acquisition Corp.
		5.784% 01/25/37	5,740,000	5,613,019
MBNA Credit Card Master Note Trust
		4.450% 08/15/16(f)	5,000,000	4,693,158
Residential Asset Mortgage Products, Inc.
		4.120% 06/25/33	1,865,348	1,793,865
		5.600% 12/25/33	3,084,851	3,038,859
Residential Asset Securities Corp.
		6.656% 04/25/32	1,838,691	1,839,402
Residential Funding Mortgage Securities, Inc.
		6.460% 01/25/27	20,749	20,664
Wachovia Auto Loan Owner Trust
		5.650% 02/20/13(b)	3,800,000	3,793,468

		Total Asset-Backed Securities (cost of $76,132,086)		75,004,984
Collateralized Mortgage Obligations – 2.8%
AGENCY – 0.0%
Federal Home Loan Mortgage Corp.
	I.O.:
		5.500% 01/15/23	156,670	2,003
		5.500% 05/15/27	334,131	24,338
Vendee Mortgage Trust
	I.O.:
		0.303% 03/15/29(a)	7,754,070	88,565
		0.439% 09/15/27(a)	6,372,331	90,197
AGENCY TOTAL				205,103
NON - AGENCY – 2.8%
Citigroup Mortgage Loan Trust, Inc.
		5.831% 11/25/36(a)	5,410,069	5,417,738

			Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
Countrywide Home Loans, Inc.
		6.000% 01/25/33	2,237,978	2,231,714
First Horizon Asset Securities, Inc.
		5.124% 10/25/33(a)	1,785,470	1,626,761
Nomura Asset Acceptance Corp.
		6.664% 05/25/36	4,220,000	4,181,208
Residential Accredit Loans, Inc.
		6.250% 03/25/17	3,026,312	3,020,357
Residential Funding Mortgage Securities, Inc.
		6.000% 02/25/37	1,497,274	1,445,961
Residential Funding Mortgage Securities, Inc.
		6.500% 03/25/32	1,022,736	1,021,924
		6.500% 03/25/32	767,052	763,216
Tryon Mortgage Funding, Inc.
		7.500% 02/20/27	38,701	38,582
Washington Mutual Mortgage Loan Trust
		6.620% 01/25/40(a)	1,385,920	1,386,952
NON - AGENCY TOTAL				21,134,413

		Total Collateralized Mortgage Obligations (cost of $21,463,566)		21,339,516
Commercial Mortgage-Backed Securities – 0.9%
JPMorgan Chase Commercial Mortgage Securities Corp.
		5.466% 06/12/47(a)	6,000,000	5,875,158
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
		0.983% 12/15/30(a)	7,591,526	132,468
PNC Mortgage Acceptance Corp.
		5.910% 03/12/34	1,201,168	1,205,628

		Total Commercial Mortgage-Backed Securities (cost of $7,468,462)		7,213,254

		Shares
Securities Lending Collateral – 28.0%
	State Street Navigator Securities Lending Prime Portfolio (g)	216,257,508	216,257,508

	Total Securities Lending Collateral (cost of $216,257,508)		216,257,508

		Par ($)	Value ($)
Short-Term Obligation – 24.9%
	Repurchase agreement with Greenwich Capital, dated 05/31/07, due 06/01/07 at 5.130% collateralized by various U.S. Treasury Obligations with various maturities to 04/03/12, market value $197,315,353 (repurchase proceeds $191,966,351)	191,939,000	191,939,000

	Total Short-Term Obligation (cost of $191,939,000)		191,939,000

	Total Investments – 167.2% (cost of $1,292,182,752)(h)(i)		1,290,930,024

	Other Assets & Liabilities, Net – (67.2)%		(518,882,605)

	Net Assets – 100.0%		772,047,419

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2007.

(b)	Security purchased on a delayed delivery basis.

(c)	All or a portion of this security was on loan at May 31, 2007. The total market value of securities on loan at May 31, 2007 is $211,904,561.

(d)	A portion of this security with a market value of $1,656,877 is pledged as collateral for open futures contracts.

(e)	Zero coupon bond.

(f)	Investments in affiliates during the period ended May 31, 2007:

Security name: MBNA Credit Card Master Note Trust

Par as of 08/31/06:	$5,000,000
Par purchased:	$—
Par sold:	$—
Par as of 05/31/07:	$5,000,000
Net realized gain/loss:	$—
Interest income earned:	$9,889
Value at end of period:	$4,693,158

(g)	Investment made with cash collateral received from securities lending activity.

(h)	Cost for federal income tax purposes is $1,293,873,746.

(i)	Unrealized appreciation and depreciation at May 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$7,798,367	$(10,742,089)	$(2,943,722)

At May 31, 2007, the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
5-Year U.S. Treasury Notes	254	$26,507,281	$26,969,112	Jun-2007	$461,831
U.S. Treasury Bonds	64	6,986,000	7,240,292	Jun-2007	254,292
					$716,123

Acronym	Name

I.O.	Interest Only
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Greater China Fund

		Shares	Value ($)*
Common Stocks – 99.6%
CONSUMER DISCRETIONARY – 6.1%
Automobiles – 1.2%
	Great Wall Motor Co., Ltd., Class H	2,294,682	3,038,633
Automobiles Total			3,038,633
Distributors – 3.1%
	China Resources Enterprise Ltd.	1,136,000	4,189,923
	Li & Fung Ltd.	1,193,600	4,004,933
Distributors Total			8,194,856
Hotels, Restaurants & Leisure – 0.2%
	Home Inns & Hotels Management, Inc., ADR (a)	14,934	437,865
Hotels, Restaurants & Leisure Total			437,865
Specialty Retail – 1.6%
	Belle International Holdings Ltd. (a)	357,000	363,014
	Esprit Holdings Ltd.	314,800	3,876,316
Specialty Retail Total			4,239,330
CONSUMER DISCRETIONARY TOTAL			15,910,684
CONSUMER STAPLES – 3.4%
Beverages – 0.3%
	Yantai Changyu Pioneer Wine Co., Class B	147,610	733,093
Beverages Total			733,093
Food Products – 2.7%
	China Mengniu Dairy Co., Ltd.	1,658,000	5,446,369
	China Milk Products Group Ltd. (a)	1,987,000	1,606,578
Food Products Total			7,052,947
Personal Products – 0.4%
	China Flavors & Fragrances Co., Ltd.	1,768,000	998,518
Personal Products Total			998,518
CONSUMER STAPLES TOTAL			8,784,558
ENERGY – 21.9%
Oil, Gas & Consumable Fuels – 21.9%
	China Coal Energy Co., Class H (a)	510,000	653,138
	China Petroleum & Chemical Corp., Class H	14,326,000	15,980,055
	China Shenhua Energy Co., Ltd., Class H	1,837,000	5,399,170
	CNOOC Ltd.	10,335,500	9,781,627
	PetroChina Co., Ltd., Class H	16,968,000	22,164,911

1

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Yanzhou Coal Mining Co., Ltd., Class H	2,030,000	2,599,748
Oil, Gas & Consumable Fuels Total			56,578,649
ENERGY TOTAL			56,578,649
FINANCIALS – 29.2%
Commercial Banks – 12.1%
	Bank of China Ltd., Class H (a)	10,254,000	5,029,528
	China Citic Bank, Class H (a)	2,372,000	1,795,301
	China Merchants Bank Co., Ltd., Class H	5,878,800	15,170,466
	Dah Sing Financial Holdings Ltd.	263,200	2,197,701
	Industrial & Commercial Bank of China, Class H	13,383,000	7,009,902
Commercial Banks Total			31,202,898
Insurance – 8.7%
	China Life Insurance Co., Ltd., Class H	6,119,000	18,924,864
	Ping An Insurance (Group) Co., Ltd., Class H	620,500	3,595,800
Insurance Total			22,520,664
Real Estate Management & Development – 8.4%
	Cheung Kong Holdings Ltd.	137,000	1,775,564
	China Merchants Property Development Co., Ltd.	685,736	2,854,141
	Guangzhou R&F Properties Co. Ltd., Class H	3,099,200	7,874,563
	Shui On Land Ltd.	1,922,500	1,656,977
	Sun Hung Kai Properties Ltd.	215,000	2,498,735
	Swire Pacific Ltd., Class A	221,500	2,499,107
	Yanlord Land Group Ltd.	1,436,000	2,657,548
Real Estate Management & Development Total			21,816,635
FINANCIALS TOTAL			75,540,197
HEALTH CARE – 1.2%
Health Care Equipment & Supplies – 0.6%
	Mindray Medical International Ltd., ADR	52,329	1,491,376
Health Care Equipment & Supplies Total			1,491,376

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – 0.6%
	China Shineway Pharmaceutical Group Ltd.	2,137,000	1,724,171
Pharmaceuticals Total			1,724,171
HEALTH CARE TOTAL			3,215,547
INDUSTRIALS – 16.4%
Construction & Engineering – 0.4%
	China Communications Construction Co., Ltd., Class H	772,425	1,052,527
Construction & Engineering Total			1,052,527
Electrical Equipment – 5.0%
	Dongfang Electrical Machinery Co., Ltd., Class H	500,000	2,209,145
	Harbin Power Equipment, Class H	2,628,000	3,244,424
	Shanghai Electric Group Co., Ltd., Class H	4,886,000	2,083,689
	Wasion Meters Group Ltd.	4,050,000	2,551,851
	Zhuzhou CSR Times Electric Co., Ltd., Class H	1,775,000	2,818,741
Electrical Equipment Total			12,907,850
Industrial Conglomerates – 1.3%
	Hutchison Whampoa Ltd.	334,200	3,229,244
Industrial Conglomerates Total			3,229,244
Machinery – 2.5%
	Enric Energy Equipment Holdings Ltd. (a)	1,074,000	888,529
	Xinjiang Tianye Water Saving Irrigation System Co., Ltd., Class H	4,348,000	1,598,110
	Yangzijiang Shipbuilding Holdings Ltd. (a)	3,514,000	3,951,929
Machinery Total			6,438,568
Marine – 2.0%
	China Shipping Development Co. Ltd., Class H	2,672,000	5,235,559
Marine Total			5,235,559
Transportation Infrastructure – 5.2%
	Anhui Expressway Co., Ltd., Class H	2,796,000	2,420,578
	China Merchants Holdings International Co., Ltd.	848,000	3,768,430
	Cosco Pacific Ltd.	950,000	2,500,176
	Jiangsu Expressway Co., Ltd., Class H	2,636,000	2,521,745

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Transportation Infrastructure – (continued)
	Zhejiang Expressway Co., Ltd., Class H	2,324,000	2,276,841
Transportation Infrastructure Total			13,487,770
INDUSTRIALS TOTAL			42,351,518
INFORMATION TECHNOLOGY – 2.1%
Electronic Equipment & Instruments – 1.3%
	Digital China Holdings Ltd.	5,206,000	2,500,176
	Hon Hai Precision Industry Co., Ltd.	134,712	952,079
Electronic Equipment & Instruments Total			3,452,255
Semiconductors & Semiconductor Equipment – 0.8%
	Taiwan Semiconductor Manufacturing Co., Ltd.	1,014,794	2,094,797
Semiconductors & Semiconductor Equipment Total			2,094,797
INFORMATION TECHNOLOGY TOTAL			5,547,052
TELECOMMUNICATION SERVICES – 17.3%
Diversified Telecommunication Services – 2.6%
	China Telecom Corp., Ltd., Class H	10,062,000	5,412,136
	Chunghwa Telecom Co., Ltd.	702,820	1,318,911
Diversified Telecommunication Services Total			6,731,047
Wireless Telecommunication Services – 14.7%
	China Mobile Ltd.	3,922,500	36,645,733
	Taiwan Mobile Co., Ltd	1,384,000	1,420,089
Wireless Telecommunication Services Total			38,065,822
TELECOMMUNICATION SERVICES TOTAL			44,796,869
UTILITIES – 2.0%
Gas Utilities – 2.0%
	Hong Kong & China Gas Co., Ltd.	982,534	2,051,022
	Xinao Gas Holdings Ltd.	2,446,000	3,038,529
Gas Utilities Total			5,089,551
UTILITIES TOTAL			5,089,551

	Total Common Stocks (cost of $151,076,388)		257,814,625

4

Total Investments – 99.6% (cost of $151,076,388)(b)(c)	257,814,625

Other Assets & Liabilities, Net – 0.4%	915,767

Net Assets – 100.0%	258,730,392

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $151,076,388.

(c)	Unrealized appreciation and depreciation at May 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$108,918,998	$(2,180,761)	$106,738,237

Acronym	Name

ADR	American Depositary Receipt

5

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 23, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	July 23, 2007